Registration Statement No. 333-144627
                                811-04633

As Filed with the Securities and Exchange Commission on April 29, 2013

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No._17___         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__75__          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Michael S. Bloom
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on April 29, 2013 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on August 10, 2011 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Executive VUL
Sun Life (N.Y.) Variable Account D
A Flexible Premium Variable Universal Life Insurance Policy
Prospectus
April 29, 2013

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Insurance and Annuity Company of New York ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life (N.Y.) Variable Account D (the “Variable Account”), one of our separate accounts.  The Policy is being offered as an individual policy.  This prospectus contains important information You should understand before purchasing a Policy.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds:
ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	American Funds Insurance Series® Growth-Income Fund (Class 2)
BlackRock Global Allocation V.I. Fund (Class III)	American Funds Insurance Series® Growth Fund (Class 2)
Fidelity® VIP Balanced Portfolio (Service Class 2)5	American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 2)
Franklin Income Securities Fund (Class 2)	Columbia Variable Portfolio - Marsico 21st Century Fund (Class 2)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)1,8	Fidelity® VIP Contrafund® Portfolio (Service Class 2)6
Invesco V. I. Equity and Income Fund (Series II)9	Fidelity® VIP Index 500 Portfolio (Service Class 2)6
MFS® Conservative Allocation Portfolio (Initial Class)1	Goldman Sachs Structured U.S. Equity Fund (S Shares)2
MFS® Global Tactical Allocation Portfolio (Service Class)	Invesco V.I. Comstock Fund (Series II)10
MFS® Growth Allocation Portfolio (Initial Class)1	Invesco V.I. Core Equity Fund (Series I)
MFS® Moderate Allocation Portfolio (Initial Class)1	MFS® Growth Series (Initial Class)
MFS® Total Return Portfolio (Service Class)	MFS® Research Series (Initial Class)
PIMCO Global Multi-Asset Portfolio (Administrative Class)1	MFS® Value Portfolio (Service Class)
EMERGING MARKETS BOND	MFS® Value Series (Initial Class)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	Mutual Shares Securities Fund (Class 2)
EMERGING MARKETS EQUITY	Oppenheimer Capital Appreciation Fund/VA (Service Shares)
MFS® Emerging Markets Equity Portfolio (Service Class)	Oppenheimer Main Street Fund/VA (Service Shares)2
HIGH YIELD BOND	MID CAP EQUITY
American Funds Insurance Series® High-Income Bond Fund (Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)5
MFS® High Yield Portfolio (Initial Class)	Invesco V.I. American Value Fund (Series II)11
INFLATION-PROTECTED BOND	MFS® Mid Cap Growth Series (Initial Class)
MFS® Inflation-Adjusted Bond Portfolio (Initial Class)	MFS® Mid Cap Value Portfolio (Initial Class)
PIMCO Real Return Portfolio (Administrative Class)2	The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)3
INTERMEDIATE TERM BOND	REAL ESTATE EQUITY
American Funds Insurance Series® Bond Fund (Class 2)	MFS® Global Real Estate Portfolio (Initial Class)
Franklin U.S. Government Fund (Class 2)2	SHORT TERM BOND
MFS® Bond Portfolio (Service Class)	MFS® Limited Maturity Portfolio (Initial Class)
MFS® Government Securities Portfolio (Service Class)	SMALL CAP EQUITY
MFS® Research Bond Series (Initial Class)	DWS Small Cap Index VIP (Class B)8
PIMCO Total Return Portfolio (Administrative Class)2	Franklin Small Cap Value Securities Fund (Class 2)
INTERNATIONAL/GLOBAL EQUITY	MFS® Blended Research Small Cap Equity Portfolio (Initial Class)
AllianceBernstein International Value Portfolio (Class B)2	MFS® New Discovery Series (Initial Class)
American Funds Insurance Series® International Fund (Class 2)	MFS® New Discovery Value Portfolio (Initial Class)
American Funds Insurance Series® Global Growth Fund (Class 2)	Wanger USA2,4
American Funds Insurance Series® Global Growth and Income Fund (Class 2)	SPECIALTY/SECTOR EQUITY
Invesco V.I. International Growth Fund (Series I)	MFS® Utilities Portfolio (Service Class)
MFS® International Growth Portfolio (Service Class)	SPECIALTY/SECTOR COMMODITY
MFS® Research International Portfolio (Service Class)	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Class)
Oppenheimer Global Fund/VA (Service Shares)12	TARGET DATE
Templeton Growth Securities Fund (Class 2)	Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)1,7,8
INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)1,7,8
American Funds Insurance Series® Global Small Capitalization Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)1,7,8
First Eagle Overseas Variable Fund4	MULTI SECTOR BOND
MONEY MARKET	Franklin Strategic Income Securities Fund (Class 2)
MFS® Money Market Portfolio (Initial Class)

AllianceBernstein L.P. advises the AllianceBernstein Variable Products Series Fund, Inc. Portfolios.  Capital Research and Management Company advises the American Fund Insurance Series® Funds.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock International Limited serving as subadvisers).  Deutsche Investment Management Americas, Inc. advises the DWS Small Cap Index VIP with Northern Trust Investments, Inc. serving as subadviser.  Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios. Fidelity Management & Research Company advises the Fidelity® VIP Portfolios and advisory entities affiliated with Fidelity Management & Research Company subadvise the Fidelity® VIP Portfolios.  First Eagle Investment Management, LLC advises the First Eagle Overseas Variable Fund.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers, LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund).  Franklin Advisers, Inc. advises the Franklin Income Securities Fund, Franklin Strategic Income Securities Fund and Franklin U.S. Government Fund.  Franklin Mutual Advisers, LLC advises the  Mutual Shares Securities Fund. Franklin Advisory Services, LLC advises the Franklin Small Cap Value Securities Fund.  Templeton Global Advisors Limited advises Templeton Growth Securities Fund.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Structured U.S. Equity Fund.  Invesco Advisers, Inc. advises the Invesco Funds.  Massachusetts Financial Services Company advises the MFS® Portfolios and Series’.  OFI Global Asset Management, Inc. advises the Oppenheimer Fund/VAs.  Pacific Investment Management Company LLC advises the PIMCO Variable Insurance Trust Portfolios.  Columbia Management Investment Advisers, LLC advises the Columbia Variable Portfolio - Marsico 21st Century Fund and Marsico Capital Management, LLC is the subadviser.  Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio.  Columbia Wanger Asset Management, LLC advises Wanger USA.
1These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
2For Policies with Investment Start Dates on and after October 6, 2008, allocations to these investment options are not permitted.

3The Universal Institutional Funds, Inc. Portfolio uses Morgan Stanley UIF Portfolio as a marketing name.
4These Funds do not have different share classes.
5These Portfolios are in Variable Insurance Products III.
6These Portfolios are in Variable Insurance Products Fund II.
7These Portfolios are in Variable Insurance Products Fund V.
8On and after November 15, 2010, these investment options are not open to new premium or transfers.
9Formerly Invesco Van Kampen V.I. Equity and Income Fund
10Formerly Invesco Van Kampen V.I. Comstock Fund
11Formerly Invesco Van Kampen V.I. American Value Fund
12Formerly Oppenheimer Global Securities Fund/VA

Sun Life Insurance and Annuity Company of New York
Service Office:  One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(888) 594-2654

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Topic	Page

Risk/Benefit Summary of Policy	[INSERT PAGE NUMBER]
About Who We Are	[INSERT PAGE NUMBER]
The Variable Account	[INSERT PAGE NUMBER]
The Funds	[INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Potential Conflicts [INSERT PAGE NUMBER]
Our General Account	[INSERT PAGE NUMBER]
About the Policy	[INSERT PAGE NUMBER]
Application and Issuance [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Initial Premium Payment [INSERT PAGE NUMBER]
Insurable Interest Requirement [INSERT PAGE NUMBER]
Right to Return Policy Period [INSERT PAGE NUMBER]
Asset Allocation [INSERT PAGE NUMBER]
Dollar Cost Averaging [INSERT PAGE NUMBER]
Asset Rebalancing [INSERT PAGE NUMBER]
Premium Payments	[INSERT PAGE NUMBER]
General Limitations [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Modified Endowment Contract [INSERT PAGE NUMBER]
Supplemental Insurance Face Amount	[INSERT PAGE NUMBER]
Death Benefit	[INSERT PAGE NUMBER]
Policy Proceeds [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Supplemental Insurance Death Benefit [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
Minimum Face Amount [INSERT PAGE NUMBER]
Changes in Face Amount [INSERT PAGE NUMBER]
Increases in Face Amount [INSERT PAGE NUMBER]
Decreases in Face Amount [INSERT PAGE NUMBER]
Account Value	[INSERT PAGE NUMBER]
Account Value for Investment Options [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Account Value in the Loan Account [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
Insured's Attained Age 121 (or 100 if 1980 CSO applies). [INSERT PAGE NUMBER]
Charitable Giving Benefit Rider [INSERT PAGE NUMBER]
Waiver of Monthly Deductions Rider [INSERT PAGE NUMBER]
Payment of Stipulated Amount Rider [INSERT PAGE NUMBER]
Loan Lapse Protection Rider [INSERT PAGE NUMBER]
Enhancement Benefit [INSERT PAGE NUMBER]
Transfer Privileges	[INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Accessing Your Account Value	[INSERT PAGE NUMBER]
Surrender. [INSERT PAGE NUMBER]
Partial Surrenders [INSERT PAGE NUMBER]
Policy Loans [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Reinstatement [INSERT PAGE NUMBER]
Charges, Deductions and Refunds	[INSERT PAGE NUMBER]
Premium Expense Load [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge. [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Face Amount Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
Other Charges and Expenses [INSERT PAGE NUMBER]
Directed Deductions [INSERT PAGE NUMBER]
Reduction of Charges [INSERT PAGE NUMBER]
Termination of Policy	[INSERT PAGE NUMBER]
Other Policy Provisions	[INSERT PAGE NUMBER]
Alteration. [INSERT PAGE NUMBER]
Assignments. [INSERT PAGE NUMBER]
Owner and Beneficiary [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Illustrations [INSERT PAGE NUMBER]
Misstatement of Age or Sex. [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability. [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments. [INSERT PAGE NUMBER]
Nonparticipating. [INSERT PAGE NUMBER]
Modification. [INSERT PAGE NUMBER]
Voting Rights	[INSERT PAGE NUMBER]
Distribution of Policy	[INSERT PAGE NUMBER]
Federal Income Tax Considerations	[INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Policy Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Tax Return Disclosure [INSERT PAGE NUMBER]
Other Information	[INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Policy Terms	[INSERT PAGE NUMBER]
Appendix B - Privacy Policy	[INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or Statement of Additional Information of the underlying mutual funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Policy

Use of Policy

The Policy provides corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest.  It may be used in connection with various types of non-tax-qualified executive benefit plans.

Right to Return Period

You may return the Policy within 10 days beginning when You receive the Policy and receive a refund equal to the greater of premiums paid and premiums paid plus money market return.

Premium Payments

Generally, You must make a minimum Initial Premium payment that will sustain the Policy for three months from its Issue Date.  You choose the amount and timing of subsequent premium payments, within certain limits.  We allocate your net premium payments among the Policy's Sub-Accounts and the Fixed Account according to your instructions.

CONTRACT BENEFITS

Account Value

The Account Value equals

-	premiums, plus
-	investment performance of the Sub-Accounts, the Fixed Account and the Loan Account; less
-	any partial surrenders and Policy charges.

Accessing Your Account Value

Cash Surrender Value is

-	Account Value, less
-	Policy Debt, plus
-	any Enhancement Benefit.

You may borrow from us using the Account Value as collateral.  Taking Policy loans may increase the risk of Policy lapse.  You may surrender the Policy for its Cash Surrender Value.  Surrender of this Policy is discouraged in the early Policy Years because the Premium Expense Loads are higher in those years.

You may make a partial surrender of only a portion of the Cash Surrender Value once per year after the Policy has been in force for one year.  The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt.  Reducing the Cash Surrender Value with a partial surrender may increase the risk of Policy lapse.

A partial surrender may cause a decrease in Total Face Amount of your Policy if the Total Net Amount at Risk after the partial surrender exceeds the Net Amount at Risk before the partial surrender.  The Total Net Amount at Risk equals the Death Benefit minus your Account Value.

Death Benefit Compliance Test

For favorable federal tax treatment, the Policy must meet one of the following standards-

	-	the Guideline Premium Test, or
	-	the Cash Value Accumulation Test.

-	You choose the applicable test. You may not change your election.

-	Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for the Guideline Premium Test and Cash Value Accumulation Test definitions.

Mortality Tables

For Policies with an Investment Start Date on or before December 31, 2008, the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  For Policies with an Investment Start Date on or after January 1, 2009, the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.

Death Benefit

Specified Face Amount is the minimum amount of life insurance in the Policy.  Supplemental Insurance Face Amount is the amount of supplemental life insurance You elect.

-	You have a choice of three death benefit options-

	-	the Specified Face Amount (Option A); or

	-	the Specified Face Amount plus your Gross Cash Surrender Value (Option B); or

	-	the Specified Face Amount plus cumulative premiums paid (Option C).

-	You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

-	At any time, You may-

	-	increase the Specified Face Amount or Supplemental Insurance Face Amount, subject to satisfactory evidence of the Insured’s insurability; or

	-	decrease the Specified Face Amount or Supplemental Insurance Face Amount to a level not less than the minimum specified in the Policy.

Investment Options

-	You may allocate your net premium payments among the Sub-Accounts and the Fixed Account.

-	You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

-	You may transfer amounts from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Supplemental Benefits

You may supplement the Policy with the following riders where available-

-	waiver of monthly deductions
-	payment of stipulated amount
-	loan lapse protection
-	charitable giving benefit

We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

CONTRACT RISKS

The Variable Account

-	The assets attributable to the Policies are held in a variable separate account (the "Variable Account").

-	The assets of the Variable Account are free from our general creditor's claims.

-	The Variable Account is divided into Sub-Accounts.

-	Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

-
When You choose Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Sub-Accounts You have elected.  These conditions include, but are not limited to

-	inflationary forces,

-	changes in rates of return available from different types of investments,

-	changes in employment rates and

-	the presence of international conflict.

-	With such Sub-Accounts, You assume all investment risk. Investment risk is the risk of poor investment performance.

-	Poor investment performance can result in a loss of all or some of your investment.

-	A comprehensive discussion of the risks of such Sub-Accounts may be found in the underlying Fund's prospectus.

-
It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because the Premium Expense Loads are highest in the early Policy Years.  Premium Expense Loads and other insurance-related charges are appropriate to a life insurance policy and not to a short-term savings vehicle.

-	Partial surrenders may only occur annually after Policy Year 1 and may not exceed the Account Value minus any outstanding Policy Debt.

What if Charges and Deductions Exceed Account Value less Policy Debt?

Your Policy may terminate if your Account Value less Policy Debt is insufficient to pay all charges and deductions then due.  If this occurs, we will send You written notice and allow You a 61 day grace period.  If You do not make a premium payment within the grace period sufficient to cover all charges and deductions due, the Policy will terminate at the end of the grace period.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Policy.  The first table describes the expenses that You will pay at the time that You buy the Policy and at the time of each subsequent premium payment.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Load1 Maximum Charge On Premium up to and Including Target Premium: Maximum Charge On Premium in Excess of Target Premium:	Upon premium receipt	(as a % of premium)
35% 5.0%
Illustration Charge Maximum:	Upon fulfillment of illustration request in any Policy Year	$25.00 per illustration
Loan Lapse Protection Rider2 Maximum Charge:	On the Rider Exercise Date	(of Account Value) 3.5%

The next table describes the fees and expenses that You will pay periodically during the time You own the Policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance for Specified Face Amount3	At the beginning of each Policy Month	(per $1000 of Specified Face Amount Net Amount at Risk “SFANAR”)
Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, nonsmoker, preferred, medically underwritten, Issue Age 45, Policy Year 1)		$83.33 $0.01 $0.12
Cost of Insurance for Supplemental Insurance Face Amount3	At the beginning of each Policy Month	(per $1000 of Supplemental Insurance Face Amount Net Amount at Risk “SIFANAR”)
Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, nonsmoker, preferred, medically underwritten, Issue Age 45, Policy Year 1)		$83.33 $0.01 $0.12
Mortality and Expense Risk Charge5 Maximum Charge:	Daily	(on the assets allocated to the Sub-Accounts)
0.60%
Monthly Expense Charge Maximum Charge: Minimum Charge:	At the beginning of each Policy Month	$10.00 $5.00
Monthly Face Amount Charge Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Specified Face Amount)
$0.20
Loan Interest6	At the end of each Policy Year	(as a % of Policy Debt)
4.0%
Flat Extra Charge7	At the beginning of each Policy Month	(per $1000 of Specified Face Amount and Supplemental Insurance Face Amount)
Maximum Charge:		$50.00

The next table describes the charges You will pay periodically during the time You own any riders attached to the Policy.

OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Deductions Rider8 Maximum Charge: Minimum Charge: Representative Owner Charge3 (Issue Age 45)	At the beginning of each Policy Month	(per $1000 of Specified Face Amount and Supplemental Insurance Face Amount)
$0.19 $0.01
$0.07
Payment of Stipulated Amount Rider10 Maximum Charge: Minimum Charge:	At the beginning of each Policy Month	(per $100 of Stipulated Amount9)
$0.79 $0.14 $0.46
Representative Owner Charge3: (male, Issue Age 45, benefit payable to age 70)

The next table describes the Fund fees and expenses that You will pay periodically during the time that You own the Policy.  The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES (deducted by each Fund on the average daily net asset value of each Fund)
Total Annual Fund Expenses (reflects management fees, distribution [and/or service] (12b-1) fees and other expenses)	Minimum	Maximum
	0.35%	1.65%
1The elements making up the Premium Expense Load are discussed on pages 24-25.  The Load is deducted from premium received.  The Load on premium up to and including Target Premium will not exceed 35% in Policy Year 1, 12% in Policy Years 2-10 and 5% thereafter.  The Load on premium in excess of Target Premium will not exceed 5.0% in any Policy Year.
2The rider charge equals the excess of 99.5% of the Account Value over the Policy Debt.  For additional detail for the Loan Lapse Protection Rider, please see page 20.
3The charge varies based on the length of time the Policy has been in force, the Insured’s Issue Age, sex, rating class, and applicable mortality tables.  For Policies with an Investment Start Date on or before December 31, 2008, the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  For Policies with an Investment Start Date on or after January 1, 2009, the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables apply.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  The maximum charge possible is for an Insured male, smoker and nonsmoker, standard, any underwriting basis, Issue Age 80, Policy Year 40 (20 if 1980 CSO).  The monthly minimum charge possible is for an Insured female, nonsmoker, super preferred, medically underwritten, Issue Age 20, Policy Year 1. For substandard risk classifications, the Company reserves the right to charge up to 500% of the cost of insurance charges shown in the Fee Table.  Please see pages 25-26 of the prospectus for additional detail.
4It is assumed the Owner and the Insured are the same person.  Charges shown are those currently applicable.
5The Mortality and Expense Risk charge is deducted in all Policy Years. The charge shown is an annual charge. The charge is deducted on a daily basis.
6Loan Interest is charged as a percentage of Policy Debt and is added to Policy Debt.  It is 4% in Policy Years 1-10 and 3.0% thereafter.  See page 23 for additional detail regarding Loan Interest.
7For Policies with Investment Start Dates before August 17, 2009, the maximum flat extra charge per $1000 of Specified Face Amount and Supplemental Insurance Face Amount is $20.00.
8The maximum charge possible is for an Insured, Issue Age 55.  The minimum charge possible is for an Insured, Issue Age 20.  Charges vary by Issue Age only.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
9To increase the variety of Stipulated Amounts electable, the charge imposed is per $100 of Stipulated Amount.
10The maximum charge possible is for an Insured male, Issue Age 55, benefit payable to age 70.  The minimum charge possible is for an Insured male, Issue Age 20, benefit payable to age 65.  Charges vary based on the Insured's Issue Age, sex and duration of payment option.  Disability rates for males are lower than females at younger ages and much higher for males than females at older ages.  The use of rates for males provides an appropriate range of rates.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

About Who We Are

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Our Home Office is located at 60 East 42nd Street, Suite 3100, New York, New York 10165.
The ultimate corporate parent of Sun Life Insurance and Annuity Company of New York is Sun Life Financial Inc. (“Sun Life Financial”).  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.
Sun Life Financial has announced the execution of a definitive agreement  to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”).  The Purchaser is a limited liability company organized under the laws of the State of Delaware.  The Proposed Transaction will include the transfer of all of the issued and outstanding shares of Sun Life Assurance Company of Canada (U.S.), the sole shareholder of the Company, to the Purchaser.  The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions.   Although completion of the Proposed Transaction will result in a change in control of the Company, the terms and conditions of your Policy with the Company will not change and you will not need to take any action.

The Variable Account

We established Sun Life (N.Y.) Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors.  The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.  We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocations and death benefits payable under the Policy are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required under applicable Federal securities laws.  We may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company.  All determinations will be made by our Board of Directors.  In the event of any change in the registration status of the Variable Account, we will notify all policyholders and any regulatory authorities requiring notice of such change.  We may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into Sub-Accounts.  Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds

The Policy offers several mutual fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”).  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling 1-800-468-9890, or writing to Sun Life Insurance and Annuity Company of New York, One Sun Life Executive Park, Wellesley Hills, MA 02481.

Fees and Expenses of the Funds.  Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the Fund level, You will indirectly bear the fees and expenses of the Funds You select.  The table presented earlier in this prospectus shows the range of fees and expenses paid by the Funds on the average daily net asset value of each Fund.  These fees and expenses are more fully described in the Fund Prospectuses.

Potential Conflicts.  We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts.  As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds.  The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners.  In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund.  If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

An allocation of premium to the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account.  Interest in excess of the guaranteed rate may be applied to the amount in the Fixed Account at such increased rates and in such a manner as we may determine, based on our expectations of future experience with respect to interest, mortality costs, persistency, expense, taxes, as well as the size, timing and frequency of deposits.

About the Policy

Application and Issuance.  To apply for a Policy, You must submit an application to our Service Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 71 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that You provide us with such additional information as we may deem necessary, before an application is approved.

We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds.  Policies issued on such basis must be pre-approved based on information You provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

Death Benefit Compliance Test.  The Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by Attained Age, whereas those for the Cash Value Accumulation Test vary by Attained Age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Policy, where the Cash Value Accumulation Test does not.  You must specify in the Policy application which of these tests will apply to the Policy.  You may not change your selection once the Policy has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Initial Premium Payment. Generally, You must make an Initial Premium payment that will sustain the Policy for three months from its Issue Date. The amount of Initial Premium is determined by the Specified Face Amount, Supplemental Insurance Face Amount, death benefit option election, death benefit compliance test election, optional rider election and risk and underwriting classification of the Insured.  Pending approval of your application, we will allocate any premium payments You make to our general account.  If your application is not approved, we will promptly return your premium payments.

Upon approval of your application, we will issue to You a Policy on the life of the Insured which will set forth your rights and our obligations.  The Issue Date is the date specified as such in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured and the date from which monthly deductions are incurred.  The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date and the date a premium is paid equal to or in excess of the specified Initial Premium.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage.  Otherwise, the Policy will not qualify as life insurance under applicable state insurance and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that You have an insurable interest for the full amount of coverage.

Right to Return Policy Period.  If You are not satisfied with the Policy, You may return it by delivering or post-marking it to our Service Office or to the sales representative through whom You purchased the Policy within 10 days from the date of receipt (the “Right to Return Policy Period”).
If You return the Policy during the Right to Return Policy Period, the Policy will be deemed void and You will receive a refund equal to the greater of premiums paid and premiums paid plus money market return.  We will allocate the net premium payments to the MFS Money Market Fund Sub-Account during that period beginning on the Investment Start Date.  Upon expiration of the Right to Return Policy Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Asset Allocation.  One or more asset allocation programs may be made available in connection with the Policy, at no extra charge.  Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, You may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.  Currently, You may select one of the asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk.  These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.  We may add or delete such programs in the future.  If You elect an asset allocation program, we automatically rebalance your premium payments among the Sub-Accounts represented in the model You choose.  We rebalance your premium payments on a quarterly basis, without further instruction from You.  Our asset allocation programs are “static” programs.  We do not change the original percentage allocations among the Sub-Accounts that are used for rebalancing purposes in your chosen model.  We may, however, terminate the program or choose a different model.

Also, the asset allocation models are reviewed and, as a result, may be substituted for new models and existing models may be terminated.  If so, the new models will be offered only to Policies issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date.  Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time during the duration of an asset allocation model or after the asset allocation model has terminated.  If an existing model is terminated, we will rebalance your Sub-Accounts to the percentage of allocations of the terminated model, unless You advise us otherwise.  We will also allocate new premium to the percentage allocations of the terminated model unless otherwise instructed by You.  You should consult your financial adviser periodically to consider whether the model You have selected is still appropriate for You or whether You wish to change your percentage allocations.

Dollar Cost Averaging.  You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to the Sun Capital Money Market Fund®.  Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Variable Sub-Accounts chosen by You, up to a maximum of twelve.  The program continues until your Account Value allocated to the program is depleted or You elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations.  Since the same dollar amount is transferred to other available Variable Sub-Accounts at set intervals, dollar cost averaging allows You to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high.  Therefore, a lower average cost per Unit may be achieved over the long-term.  A dollar cost averaging program allows You to take advantage of market fluctuations.  However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing.  Once your money has been allocated among the Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions.  You can direct us to automatically rebalance the Policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program.  The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions.  Rebalancing will not occur if the total Sub-Account allocations are less than $1,000.

There is no charge for asset rebalancing.  In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year.  You may not select dollar cost averaging and asset rebalancing at the same time.  We reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Premium Payments

In general, You may choose the frequency and amount of any additional premium payments subject to the limits described below.  All premium payments must be made payable to Sun Life Insurance and Annuity Company of New York and mailed to our Service Office.

General Limitations.  We reserve the right to limit the number of premium payments we accept on an annual basis.  No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep the Policy in force.  We reserve the right to reject a premium payment that, if accepted, would cause the Policy, at its current Death Benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the Death Benefit while maintaining the Policy’s “life insurance” status under the Internal Revenue Code.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceeds these limits unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Planned Periodic Premiums.  While You are not required to make premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits.  In general, the billing period must be annual, semiannual or quarterly.  We will send You reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease premium payments, subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts You select, the planned periodic premium may not be sufficient to keep the Policy in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy.  We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.  We will also suspend reminder notices at your written request.

Allocation of Net Premium.  Net Premium is the amount You pay as premium minus the Premium Expense Load.  The Premium Expense Load covers State and Federal tax liabilities related to premium.  We will allocate Net Premium among the Investment Options in accordance with your allocation instructions, except during the Right to Return Policy Period as described above.  You will be required to specify initial allocation percentages at the time of application.  While there are no limitations concerning the number of Investment Options to which Net Premium may be allocated, we reserve the right to impose minimum allocation amounts, as determined by the Fund, for any or all Investment Options.

You may change the allocation of future Net Premium at any time by submitting an acceptable request to us.  An allocation change will be effective as of the date we receive your request for that change, provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If a request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will become effective on the next Valuation Date.

Modified Endowment Contract.  Less favorable federal tax rules apply to life insurance policies that are defined as “Modified Endowment Contracts.”  One way the Policy could become a Modified Endowment Contract (“MEC”) is if You pay premiums in excess of applicable tax law limitations.

We will notify You or your financial adviser within one business day if we receive a premium that would, in our opinion, cause the Policy to become a MEC.  We will not credit the premium unless we receive specific instructions from You to do so.  Any such premium will be held, for a period not to exceed 90 days, in an interest bearing account.  This premium will be refunded, with interest at the then rate paid by the Company on comparable fixed life insurance policies, at the earlier of a) the date we receive instruction from You to return the premium, b) the date we determine the premium cannot be applied to the Policy because satisfactory evidence of insurability of the Insured’s to increase the Specified Face Amount to avoid MEC status was not supplied and c) the end of the 90 day period.

Supplemental Insurance Face Amount

The Policy may be issued with a Supplemental Insurance Face Amount which provides life insurance coverage on the life of the Insured equal to the amount of the Supplemental Insurance Death Benefit.  You will be required to specify the initial Supplemental Insurance Face Amount in the policy application.

The cost of the Supplemental Insurance Face Amount will be included in the Monthly Cost of Insurance deduction.  This deduction will cease when the Supplemental Insurance Face Amount is terminated.  The applicable guaranteed maximum Monthly Cost of Insurance Rates for the Supplemental Insurance Death Benefit are the same as those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in the Policy, used to determine the Premium Expense Load.  Target Premium is equal to (the Specified Face Amount divided by 1000) multiplied by the Target Premium Factor.  Total Face Amount is the sum of the Specified Face Amount and Supplemental Insurance Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the Supplemental Insurance Face Amount.  Target Premium will be lower for the Policy which has the greater Supplemental Insurance Face Amount because the Target Premium calculation uses the Specified Face Amount not the Total Face Amount.

The Supplemental Insurance Death Benefit will terminate on the earliest of-

-	our receipt of your written request for termination,
-	the lapse of the Policy because of insufficient value, or
-	the termination of the Policy.

Subject to our underwriting rules in effect at the time of request, You may choose to schedule increases in the Supplemental Insurance Face Amount at time of Policy application.  No further evidence of insurability needs to be provided at the time increases are scheduled to go into effect.  Further, no deterioration in the Insured’s health will negatively impact future scheduled increases.  Persons interested in scheduled increases are generally those who are matching their insurance coverage amounts to their income and anticipate annual increases in compensation.  The amounts of scheduled increases and the dates those increases take effect are shown in the Policy Specifications section of the Policy.  You must have elected death benefit option A or C to elect scheduled increases.  If You have elected scheduled increases and change from death benefit option A or C, further scheduled increases will be cancelled as of the date of your change request.  If You elect a decrease in the Specified Face Amount or the Supplemental Insurance Face Amount or change the amounts of scheduled increases or the dates those increases take effect, future scheduled increases will be cancelled as of the date of your election or change request.

Death Benefit

Policy Proceeds.  If the Policy is in force at the time of the Insured’s death and we have received Due Proof of the Insured’s death, we will pay your designated beneficiary a lump sum amount equal to-

-	the amount of the Base Death Benefit, plus

-	the amount of the Supplemental Insurance Death Benefit, minus

-	the amount of any outstanding Policy Debt, plus

-	the amount of any other supplemental benefits.

The amount of the Base Death Benefit and Supplemental Insurance Death Benefit depends upon the death benefit option in effect at the time of the Insured’s death.

Death Benefit Options.  The Policy has three death benefit options. You will be required to select one of them in the policy application.

 Option A-Specified Face Amount.  Under this option, the Base Death Benefit is the greater of-

-	the Policy’s Specified Face Amount, or

-	the Gross Cash Surrender Value multiplied by the applicable Death Benefit Percentage.

Option B-Specified Face Amount Plus Gross Cash Surrender Value. Under this option, the Base Death Benefit is the greater of-

-	the Specified Face Amount plus the Gross Cash Surrender Value, or

-	the Gross Cash Surrender value multiplied by the applicable Death Benefit Percentage.

Option C-Specified Face Amount Plus Cumulative Premiums Paid. Under this option, the Base Death Benefit is the greater of-

-	the Specified Face Amount plus the sum of all premiums paid less any partial surrenders, or

-	the Gross Cash Surrender Value multiplied by the applicable Death Benefit Percentage.

Option A provides a level amount of death benefit.  Option B provides a fluctuating death benefit due to the inclusion of the Gross Cash Surrender Value.  While Option B provides a different death benefit than Option A, the monthly deduction for cost of insurance charges will be higher.  Option C also provides a higher death benefit than Option A and may result in a higher monthly deduction for cost of insurance charges depending upon actual premium payments made.  Ask your financial adviser for an illustration to compare costs between Option B and Option C.

Supplemental Insurance Death Benefit.  The Supplemental Insurance Death Benefit is the Total Death Benefit minus the Base Death Benefit.  For Option A, the Total Death Benefit is the greater of a) the Total Face Amount and b) the Gross Cash Surrender Value multiplied by the applicable Death Benefit Percentage.  For Option B, the Total Death Benefit is the greater of a) the Total Face Amount plus the Gross Cash Surrender Value and b) the Gross Cash Surrender Value multiplied by the applicable Death Benefit Percentage.  For Option C, the Total Death Benefit is the greater of a) the Total Face Amount plus the sum of all premiums paid less any partial surrenders and b) the Gross Cash Surrender Value multiplied by the applicable Death Benefit Percentage.  The Total Face Amount is equal to the Specified Face Amount plus the Supplemental Insurance Face Amount.

If the Insured dies while the Policy is in force, we will make a lump sum payment when we receive due proof of that death.  The Death Benefit used to determine Policy Proceeds is based on the death benefit option, the Specified Face Amount and Supplemental Insurance Face Amount and Gross Cash Surrender Value in effect on the Insured’s date of death.

You should note that the Policy may not qualify as life insurance after the Insured’s Attained Age 100, which may result in adverse tax consequences.  You should consult your tax advisor prior to continuing the Policy beyond the Insured’s Attained Age 100.

Changes in the Death Benefit Option.  You may change the death benefit option, subject to our underwriting rules in effect at the time of the change.  Requests for a change must be made in writing to us at our Service Office.  The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

Minimum Face Amount.  Total Face Amount is the sum of the Specified Face Amount and Supplemental Insurance Face Amount.  In general, the Total Face Amount must be at least $100,000, of which the Specified Face Amount must be at least $10,000.  We reserve the right to waive these minimums.

Changes in Face Amount.  You may change the Specified Face Amount or Supplemental Insurance Face Amount, subject to our underwriting rules in effect at the time of the change.  You must send your request for a change to us in writing.  The effective date for changes will be-

-	for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

-	for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount.  An increase in the Specified Face Amount and Supplemental Insurance Face Amount is subject to our underwriting rules in effect at the time of the increase.  You may be required to submit satisfactory evidence of the Insured’s insurability.  The cost of insurance charges applicable to an increase in Specified Face Amount and Supplemental Insurance Face Amount may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification. Additional policy specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increase.  Your financial adviser can provide an illustration to show the level of premium funding necessary to maintain coverage at the increased Specified Face Amount and Supplemental Insurance Face Amount.

Decreases in Face Amount.  The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in the Policy.  Similarly, a decrease in Specified Face Amount or Supplemental Insurance Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in the Policy.  A decrease in face amount will be applied-

-
first, to the most recent increase, either Specified Face Amount or Supplemental Insurance Face Amount, if any, whichever is most recent.  If issued at the same time, Supplemental Insurance Face Amount first;

-
second, to the next most recent increases, either Specified Face Amount or Supplemental Insurance Face Amount, if any, in reverse chronological order.  If issued at the same time, Supplemental Insurance Face Amount first;

-	third, to the initial Supplemental Insurance Face Amount, if any; and

-	finally, to the initial Specified Face Amount.

By way of example, presume a Policy is issued with $250,000 of Specified Face Amount and $150,000 of Supplemental Insurance Face Amount.  After issue, You increase the Supplemental Insurance Face Amount by $100,000 to $250,000 and later increase the Specified Face Amount by $50,000 to $300,000.  You then request a decrease of $200,000. The most recent $50,000 of Specified Face Amount increase is eliminated.  The $100,000 Supplemental Insurance Face Amount is eliminated.  The original Supplemental Insurance Face Amount is reduced by $50,000 to $100,000.

Account Value

Your Account Value is the sum of the amounts in each Investment Option plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values.  On any given day, the amount You have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Sub-Account.  The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account.  Units are redeemed when You make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge, the Monthly Face Amount Charge and the Monthly Cost of Insurance Charge.  The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account.  A Valuation Date is any day on which the New York Stock Exchange is open for business and valuation will occur at the close of the New York Stock Exchange.  The New York Stock Exchange historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

For the first Valuation Date of each Sub-Account, the Unit Value is established by us.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.  The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, a premium received at our Service Office is credited to the Policy on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the New York Stock Exchange on a Valuation Date. In those instances, the premium will be credited on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date and the Business Day we approve the policy application.  If premium is to be allocated to a Sub-Account, the Unit Value of the Sub-Account will be that next determined after receipt of such premium.

Account Value for Investment Options.  The Account Value on the Investment Start Date equals-

-	that portion of Net Premium received and allocated to the Investment Options, minus

-	the Monthly Expense Charges and Monthly Face Amount Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus

-	the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value for Investment Options on subsequent Valuation Dates is equal to-

-	the Account Value attributable to each Sub-Account on the preceding Valuation Date multiplied by that Sub-Account’s Net Investment Factor, minus

-	the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus

-	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-	that portion of Net Premium received and allocated to each Investment Option during the current Valuation Period, plus

-	any amounts transferred by You to the investment options during the current Valuation Period, minus

-	any amounts transferred by You from the investment options during the current Valuation Period, plus

-	that portion of any loan repayment, including repayment of loan interest, allocated to an Investment Option during the current Valuation Period, minus

-	that portion of any partial surrenders deducted from each Investment Option during the current Valuation Period, minus

-	that portion of any Policy loan transferred from each Investment Option to the Loan Account during the current Valuation Period, minus

-	any illustration charge assessed during the current Valuation Period, minus

-
if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge and Monthly Face Amount Charge for the Policy Month just beginning charged to each Investment Option, minus

-	if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance charged to each Investment Option.

Net Investment Factor.  The Net Investment Factor is used to measure the Sub-Account’s investment performance from one Valuation Period to the next.  This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account’s investment performance for the preceding Valuation Period.  Although we do not currently take any federal, state or local taxes into account when determining the Net Investment Factor, we reserve the right to do so.  The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

-	the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

-
the amount of any dividend or other distribution declared on amounts held in the Sub-Account if the “ex-dividend” date occurs during the Valuation Period, which for some assets will not be credited with investment experience until the dividend is paid, plus or minus

-
a credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-	by the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Account Value in the Loan Account.  The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

-	the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the “interest credited on Loan Account rate” of 3%, plus

-	any amount transferred from any Investment Option to the Loan Account for Policy loans requested on that day; minus

-	any loan repayments made on that day.

Policy loans, with interest charged at the applicable rate, is “Policy Debt”.  Policy Debt is not part of the Loan Account.  Policy Debt increases by unpaid loan interest and reduces the Policy Proceeds and the Cash Surrender Value.

Insufficient Value.  If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then the Policy will terminate for no value, subject to the grace period described below.  The Policy will not lapse if the Loan Lapse Protection Rider is in effect and all conditions thereunder have been met.

Grace Period.  If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the daily and monthly deductions due for charges under the Policy from the Account Value.  Notice of premium due will be mailed to your last known address or the last known address of any assignee of record within 30 days of that Valuation Date.  We will assume that your last known address is the address shown on the policy application (or notice of assignment), unless we have received satisfactory notice of a change in address.  If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice.  The Policy will continue to remain in force during this grace period.  If the Policy Proceeds become payable during the grace period, they will be reduced by any overdue deductions.

Insured's Attained Age 121 (or 100 if 1980 CSO applies).  At the Insured’s Attained Age 121 (100 if 1980 CSO applies), no further premium will be accepted.  The Account Value will be determined in the same manner as it was prior to the Insured's Attained Age 121 (100 if 1980 CSO applies), except that no further deduction for Monthly Cost of Insurance, Monthly Expense Charge and Monthly Face Amount Charge will be made.

The Policy may not qualify as life insurance beyond the Insured’s Attained Age 100, which may result in adverse tax consequences.  We recommend that You receive counsel from your tax advisor.

Charitable Giving Benefit Rider.  Under this rider, when Policy Proceeds are payable, we will pay a Charitable Gift Amount to the named Charitable Beneficiary.  The Charitable Gift Amount is 1% of the Specified Face Amount and is an additional payment that does not diminish the Policy Proceeds paid to your beneficiary.  The Charitable Beneficiary may be any organization considered exempt from federal taxation under Section 501(c) of the Internal Revenue Code and is listed in Section 170(c) of the Internal Revenue Code as an authorized recipient of charitable contributions.  The Charitable Gift Amount and the Charitable Beneficiary in effect on the Issue Date are shown in the Policy.  The rider attaches to all Policies at issue and can be discontinued upon written request to the Company.  There is no charge for this rider.

Waiver of Monthly Deductions Rider.  Under this rider, we will waive the monthly deductions (Mortality and Expense Risk Charge, the Monthly Expense Charge, the Monthly Face Amount Charge and the Monthly Cost of Insurance Charge) for the Policy and any optional riders for all months for which the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  We will continue to waive the monthly deduction for as long as the disability continues.  Waiver of monthly deductions means the Account Value will not be reduced by any monthly deductions each Monthly Anniversary Day during the period of total disability. We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will waive the monthly deductions.  At that time, we will reverse the monthly deductions which had been taken for the past months of total disability and waive all monthly deductions going forward until total disability ceases.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and multiply this factor by each $1000 of Specified Face Amount and $1000 of Supplemental Insurance Face Amount.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  If You elect this rider, You may not elect the Payment of Stipulated Amount Rider.

Payment of Stipulated Amount Rider.  Under this rider, we will make a monthly payment of the "stipulated amount" into the Account Value when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  You elect the stipulated amount on the application.  We will continue to make a payment of that amount for as long as the disability continues but no later than the duration of the payment option elected (Insured's age 65 or 70).  Payment of the stipulated amount does not guarantee that the Account Value of the Policy will be sufficient to keep the Policy in force.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will make a payment.  At that time, we will credit the Account Value with the stipulated payment at the beginning of each month of past total disability and will credit the Account Value with the stipulated payment at the beginning of each month total disability continues.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and sex and multiply that factor by each $100 of Stipulated Amount.  The rider charge will cease for the term the stipulated amount is being paid.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  The rider may not be elected if the Waiver of Monthly Deductions Rider has been elected.

Loan Lapse Protection Rider.  This rider is designed to protect the Policy from lapse should Policy Debt become the near equivalent of the Account Value.  Under this rider, the Policy will not terminate for insufficient value on and after the Rider Exercise Date.  The Rider Exercise Date is the earliest date on which all the following have occurred:

-	the Insured is 75 or older;
-	the Policy has been in force at least 15 years;
-	the outstanding Policy Debt is greater than the Specified Face Amount and Supplemental Insurance Face Amount;
-	the outstanding Policy Debt equals or exceeds 96% of the Account Value;
-	not more than 30% of the Policy Debt has been a result of loan activity in the 36 months immediately preceding the Rider Exercise Date;
-	the sum of withdrawals made equals the sum of premiums paid; and
-	we have received your request to exercise the rider.

The rider charge is an administrative charge that applies on the Rider Exercise Date and equals the excess of 99.5% of the Account Value over the Policy Debt. By way of example, if the Account Value is $1,000,000 and the Policy Debt is $970,000, the charge is $25,000 which is the difference between 99.5% of the Account Value and the Policy Debt.

On the Rider Exercise Date, after deduction of the rider charge from the Account Value, the following will occur:

-	The Account Value in the Variable Sub-Accounts will be irrevocably transferred to the Fixed Account;
-	The Death Benefit will be changed to equal 105% of the Account Value;
-	Monthly Deductions will cease;
-	No further premium will be accepted;
-	Specified Face Amount and Supplemental Insurance Face Amount increases and decreases will no longer be permitted; and
-	All supplemental riders will terminate.

The rider automatically attaches to every Policy at issue that has elected the Guideline Premium Test and may be discontinued upon written request to the Company.

Enhancement Benefit.  An Enhancement Benefit may be provided if You surrender the Policy and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision).  The amount available for Policy loan or partial surrender will not increase by any Enhancement Benefit.  The Enhancement Benefit is a return of a portion of the charges paid under the Policy.  When a charge is based on the Account Value, the Account Value will not include the Enhancement Benefit.  When a charge is based on the Gross Cash Surrender Value, the Gross Cash Surrender Value, as defined, includes the Enhancement Benefit.

The payment of an Enhancement Benefit is at the discretion of the Company.  On a current basis, an Enhancement Benefit is available during the Enhancement Period (the first seven Policy Years) and is calculated as follows:

-	Prior to the payment of the initial Premium, the Enhancement Benefit is zero.

-
Whenever a Premium Expense Load, Monthly Expense Charge or Monthly Face Amount Charge is deducted during the Enhancement Period, the Enhancement Benefit is increased by 100% of each such load or charge and is then decreased each subsequent month during the Enhancement Period.

-
Whenever a Monthly Cost of Insurance charge is deducted during years 1-2 of the Enhancement Period, the Enhancement Benefit is increased by a percentage, which decreases over time, determined in accordance with the following formula:

	-	[(14 - M) divided by 36] multiplied by 100 where M equals the number of months elapsed since the beginning of the Enhancement Period.

	-	the Enhancement Benefit is zero after the end of the Enhancement Period.

The Enhancement Benefit is payable with respect to each Policy owned by the policyowner and is not contingent upon surrender of all such Policies.

Transfer Privileges

You normally may transfer all or a portion of your Account Value among Sub-Accounts and into the Fixed Account.  Transfers from the Fixed Account may not exceed the greater of the transfer percentage multiplied by the highest Fixed Account value over the transfer period and the transfer minimum.  The transfer percentage, transfer period and transfer minimum are shown in the Policy.  We will make transfers pursuant to an acceptable request to our Service Office.  An “acceptable request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account or the Fund.

An acceptable transfer request will be executed as of the date our Service Office receives your request provided that it is received on a Valuation Date before the close of the New York Stock Exchange.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the New York Stock Exchange on a Valuation Date, it will be executed effective on the next Valuation Date. The Unit Value of Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

You may transfer a specified dollar amount or a specified percentage of the Investment Option’s value.

All transfers are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to-

-	the minimum amount that may be transferred;

-	the frequency of transfers; and

-	the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

At least once each Policy Year, You have the option of transferring all Variable Sub-Account value to the Fixed Account and using that value to purchase a guaranteed paid-up benefit.  If You object to a material change in the Sub-Accounts under your Policy, You may transfer the Account Value in the affected Sub-Accounts to the Fixed Account Option within 60 days after the effective date of the material change.

We will notify You in writing of the imposition of a transfer limitation.  We do not reserve any right to impose charges for transfers.  Any restrictions on transfers will apply to all policyowners in a non-discriminatory fashion.

Short-Term Trading

The Policy is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Policy.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value.  As described above under "Transfer Privileges," the Policy includes the right to limit the frequency of transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account Option).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S., mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  We may also impose special restrictions on third parties that engage in reallocations of Policy values. We may limit the frequency of the transfer or prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interest of the relevant underlying Fund and other of the Company’s contract owners and Owners, in certain instances such as:

-	when a new broker of record is designated for the Policy;
-	when necessary in our view to avoid hardship to an Owner;
-	when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Policy) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.  Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Accessing Your Account Value

Surrender.  By written request, You may surrender the Policy for its Cash Surrender Value at any time.  The date the surrender is processed, the insurance coverage and all other benefits under the Policy will terminate.  The Cash Surrender Value is-

-	the Account Value, minus

-	the outstanding balance of any outstanding Policy Debt; plus

-	any Enhancement Benefit.

Partial Surrenders.  You may make a partial surrender of the Policy once each Policy Year after the first Policy Year by request to our Service Office in a form satisfactory to us.  The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt.  It will be payable in a lump sum.  Partial surrenders may have tax consequences.  The Total Face Amount may be reduced in connection with a partial surrender depending on the then current risk status of the Insured.  The Insured may provide evidence of insurability. The Total Face Amount will not be reduced if the Insured remains an acceptable risk under our then current underwriting standards.  If evidence is not provided or the Insured is not an acceptable risk, the Total Face Amount will be reduced to the extent necessary so that the Total Net Amount at Risk after the partial surrender does not exceed the Total Net Amount at Risk before the surrender.

You may allocate a partial surrender among the Investment Options.  If You do not specify the allocation, then we will allocate the partial surrender among the Investment Options in the same proportion that the Account Value attributable to each Investment Option bears to the total Account Value less the Loan Account immediately prior to the partial surrender. A partial surrender will be allocated to a Sub-Account at the Unit Value of that Sub-Account next determined after receipt of the partial withdrawal request.

Policy Loans.  Using the Policy as collateral, You may request a policy loan of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made and by the projected deductions due to the next Policy Anniversary.  We will transfer Account Value equal to the amount of the policy loan from the Investment Options to the Loan Account on the date the policy loan is made.  Amounts in the Loan Account accrue interest daily at an effective annual rate of 3%.

You may allocate the policy loan among the Investment Options.  If You do not specify the allocation, then we will allocate the policy loan among the Investment Options in the same proportion that the Account Value attributable to each Investment Option bears to the total Account Value less the Loan Account immediately prior to the policy loan.

Interest on the policy loan will accrue daily at an annual rate of 4% in Policy Years 1 through 10 and 3.0% thereafter.  This interest will be due and payable to us in arrears on each Policy Anniversary.  Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All amounts paid by You that we receive will be credited to the Policy as premium unless we have received acceptable notice that the funds are to be applied to repay a policy loan.  It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not.  Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans.  We will accept repayment of any policy loan at any time while the Policy is in force.  The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Investment Options.  You may allocate the loan repayment among the Investment Options.  If You do not specify the allocation, then we will allocate the loan repayment among the Investment Options in the same proportion that the Account Value attributable to each Investment Option bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.  We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account.

Deferral of Payment.  We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of notice for payment or, in the case of death of the Insured, Due Proof of such death.  Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

-	the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted as determined by the Securities and Exchange Commission;

-	the Securities and Exchange Commission, or other regulatory agency with jurisdiction, by order, permits postponement for the protection of policyowners; or

-
an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We reserve the right to defer payment of any portion of the Cash Surrender Value, policy loan or partial surrender payable from the Fixed Account for a period not exceeding six months from the date we receive your surrender or loan request.

Reinstatement

Before the Insured's death, we may reinstate the Policy provided that the Policy has not been surrendered and You-

-	make a request for reinstatement within three years from the date of termination;
-	submit satisfactory evidence of insurability to us; and
-	pay an amount, as determined by us, sufficient to put the Policy in force.

An amount sufficient to put the Policy in force is not less than:

-	the monthly deductions overdue at the end of the grace period; plus
-	any excess of Policy Debt over Cash Value at the end of the grace period; plus
-	three times the monthly cost of insurance charges applicable at the date of reinstatement; plus
-	three times the monthly expense charges applicable at the date of reinstatement.

Any Policy Debt at the time the Policy is terminated must be repaid at time of reinstatement or carried over to the reinstated Policy.

Charges, Deductions and Refunds

Premium Expense Load.  We deduct a Premium Expense Load from each premium payment upon receipt which includes two elements.  One element covers State and Federal tax obligations.  Three and one-quarter percent of the charge is used to pay federal, state and local tax obligations and does not vary by state as it reflects an average of the state and local tax obligations.  As a result of the averaging, the three and one-quarter percent may be more or less than your state and local taxes.   The second element covers costs of issuing and selling the Policy, including sales commission, marketing allowance to broker-dealers, cost of printing the prospectuses and marketing materials and advertising expenses.  The costs of issuing the Policy are those that are not covered by other explicit charges, including the review of applications, processing the applications and establishing policyowner records.  To the extent the costs exceed the Premium Expense Load, the Company will use general account assets, including any profits realized from the Mortality and Expense Risk Charges and Cost of Insurance charges.  The tax element is an average of anticipated taxes and the policyowner may pay more or less than the actual tax obligations applicable to the Policy.

Currently, the Premium Expense Load for Policy Year 1 is 20% on each premium payment up to and including Target Premium, 9% in Policy Years 2-10 and 3.25% thereafter.  The Premium Expense Load on each premium payment up to and including Target Premium will not exceed 35% for Policy Year 1, 12% for Policy Years 2-10 and 5% thereafter.

For Policies with Investment Start Dates before October 3, 2011, the current Premium Expense Load for Policy Year 1 is 3.5% on each premium payment in excess of Target Premium.  For Policies with Investment Start Dates on and after October 3, 2011, the current Premium Expense Load for Policy Year 1 is 5.0% on each premium payment in excess of
Target Premium. For all Policies, the current Premium Expense Load for Policy Years 2-10 is 3.5% on each premium payment in excess of Target Premium and 3.25% thereafter.  The Premium Expense Load on each premium payment in excess of Target Premium will not exceed 5.0% in any Policy Year.

Target Premium varies based on the Specified Face Amount and the Insured’s Issue Age and sex.  We may reduce or waive the Premium Expense Load for certain group or sponsored arrangements and corporate purchasers.

Mortality and Expense Risk Charge.  We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy.  We may realize a profit from this charge.  This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses, profit and taxes.  Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.60% of assets annually.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge.  We deduct a flat charge at the beginning of each month for administration costs.  We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future experience with respect to interest, mortality experience, persistency, expenses, profit and taxes, which will not exceed $10.00 in any Policy Month.  The Monthly Expense Charge is currently $5.00.

Monthly Face Amount Charge.  We deduct a Monthly Face Amount Charge for administration and issue costs.  The charge is based on the Specified Face Amount.  The Monthly Face Amount Charge is based on the Issue Age, sex and rating class of the Insured.  The Monthly Face Amount Charge will not exceed $0.20 per $1000 of Specified Face Amount.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  We may realize a profit from this charge.  The Monthly Cost of Insurance charge is shown in the Fee Table.

The Monthly Cost of Insurance equals the sum of (1), (2), (3) and (4) where

(1)
is the Specified Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the Specified Face Amount Net Amount at Risk divided by 1,000.  The Specified Face Amount Net Amount at Risk equals the Base Death Benefit less the Account Value*;

(2)	is the Supplemental Insurance Face Amount Monthly Cost of Insurance Rate (described below) multiplied by the Supplemental Insurance Death Benefit divided by 1,000*;

(3)	is the monthly rider cost for any riders which are a part of the Policy (i.e. Waiver of Monthly Deductions, Payment of Stipulated Amount); and

(4)	is any Flat Extra specified in Section 1 of the Policy.

*Item (1) above is expressed algebraically as:  the Specified Face Amount Monthly Cost of Insurance rate x [Specified Face Amount Net Amount at Risk ÷ 1000].  Item (2) above is expressed algebraically as: the Supplemental Insurance Face Amount Monthly Cost of Insurance rate x [Supplemental Insurance Face Amount Net Amount at Risk ÷ 1000].

The Account Value deduction occurs first to the initial Total Face Amount and second to successive increases.

The cost of insurance deductions described above are determined separately for the initial Specified Face Amount and the Supplemental Insurance Face Amount and each increase in Specified Face Amount or Supplemental Insurance Face Amount.

The Total Net Amount at Risk is affected by the performance of the Sub-Accounts to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial surrenders, transaction fees and periodic charges.  Monthly Cost of Insurance rates are based on the length of time the Policy has been in force, the Insured's sex (except for unisex Policies), Issue Age, Class, underwriting basis, and applicable mortality tables.  We will from time to time determine the applicable rates based on our expectations of future experience with respect to interest, mortality experience, persistency, expenses, profit and taxes.  The expenses we consider will include, but not be limited to, any additional commissions we are required to pay as a result of any additional services that a corporate purchaser specifically requests or authorizes to be provided by our agent.  Any variations will be based on uniformly applied criteria that do not discriminate unfairly against any owner.  We anticipate the cost of insurance rates for coverage under the Policy to be less than the guaranteed maximum monthly rates shown in the Policy, unless the Insured has been rated a substandard risk.  For Policies with an Investment Start Date on or before December 31, 2008, cost of insurance rates are based on the 1980 Commissioners Standard Ordinary (“CSO”) Mortality Tables.  For Policies with an Investment Start Date on or after January 1, 2009, cost of insurance rates are based on the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables. Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Other Charges and Expenses.  We reserve the right to impose a charge for in-force illustrations, as more fully described at page 27.  We currently do not impose a charge and guarantee any charge will not exceed $25.00.  In addition, the interest charged for outstanding loans as well as the interest credited to the Loan Account is more fully described at page 23.  Lastly, a flat extra charge may apply if an Insured is a substandard risk.  A flat extra charge will not exceed $50.00 ($20.00 for Policies with Investment Start Dates before August 17, 2009) per $1000 of Specified Face Amount and Supplemental Insurance Face Amount.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risks of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Directed Deductions.  You have the ability to direct from which Investment Options the Mortality and Expense Risk Charge, Monthly Expense Charge, Monthly Face Amount Charge and Monthly Cost of Insurance Charge deductions are taken.  The deductions will be allocated among the selected Investment Options in the same proportion that the Account Value attributable to each Investment Option bears to the total Account Value in all Investment Options selected.  If You do not specify the allocation, or to the extent the total Account Value in all Investment Options selected is less than the deduction, deductions will be allocated among Investment Options in the same proportion that the Account Value attributable to each Investment Option bears to the total Account Value less the Loan Account immediately prior to the deduction.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any owner.
Termination of Policy

The Policy will terminate on the earliest of-

-	the date we receive your request to surrender,
-	the expiration date of the grace period due to insufficient value, or
-	the date of Insured’s death.

Other Policy Provisions

Alteration.  Financial advisers do not have the authority to either alter or modify the Policy or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Policy.  All assignments must be filed at our Service Office and must be in a form satisfactory to us.  The assignment will then be effective as of the date You signed the form, subject to any action taken before it was recorded by us at our Service Office.  We are not responsible for the validity or legal effect of any assignment.  Neither the Policy nor any of your rights or those of a beneficiary may be assigned or transferred without our permission.

Owner and Beneficiary.  The owner has the sole and absolute power to exercise all rights and privileges under the Policy without the consent of any other person unless You provide otherwise by written notice.  The beneficiary has no rights under the Policy until the death of the Insured.  A beneficiary is any person or entity, named in our records as the proper recipient of the Policy Proceeds.  You may change beneficiary by sending notice in a form satisfactory to us.  If there is no beneficiary living when the Insured dies, we will pay the Policy Proceeds under the Policy to You.  If You are also the Insured, the Policy Proceeds will be paid to your estate.

Reports to Owners.  We will send You a report at least once each Policy Year.  The report will show current policy values, premiums paid and deductions made since the last report.  It will also show the balance of any Policy Debt.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Policy will be sent at the time of the transaction.

Illustrations.  Upon request, we will provide You with a hypothetical illustration of future Account Value and Death Benefits.  Currently, we do not charge for the illustration but reserve the right to do so.  Any fee will not exceed $25.00.

Misstatement of Age or Sex.  If the age or sex of the Insured is stated incorrectly in the Policy application, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death - The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death - The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide.  If the Insured commits suicide within two years after the Issue Date, We will not pay any part of the Policy Proceeds.  We will refund to You the Premiums paid, less the amount of any Policy Debt and less any Partial Surrenders.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We will rely on these statements when approving the issuance, increase in total face amount, increase in Death Benefit over premium paid, reinstatement, or change in death benefit option of the Policy.  No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application and was a material misrepresentation.  After a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of the increase.  Any increase in Death Benefit over premium paid or increase in Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.  Further, any reinstatement will be incontestable after the reinstated policy has been in force during the lifetime of the Insured for two years from the effective date of reinstatement.

Addition, Deletion or Substitution of Investments.  Shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account or we may decide that further investment in any such shares is no longer appropriate.  In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the SEC.  In addition, the investment policies of the Variable Account will not be changed without the approval of the Superintendent of Insurance of the State of New York.   We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts upon a Sub-Account elimination or combination, subject to the approval of the Securities and Exchange Commission.  In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating.  The Policy does not pay dividends.  The Policy does not share in our profits or surplus earnings.

Modification.  Upon notice to You, we may modify the Policy if that modification-

-	is necessary to make the Policy, the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are subject;

-	is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

-	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-	adds, deletes or otherwise changes Investment Options.
When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions.  In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract.  Your entire contract with us consists of the Policy, the application(s), any riders, any endorsements and any other attachments.  Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with You and are intended solely to provide information about possible future performance, based solely upon data available at the time such illustrations are prepared.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having interests in the corresponding Sub-Accounts, to the extent required by law.  We will provide each policyowner who has interests in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us.  We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.  As a result of proportional voting, the instructions of a small number of policyowners could determine the outcome of a proposal subject to shareholder vote.

We will determine the number of shares for which You are entitled to provide voting instructions as of the record date established for the applicable Fund.  This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund. We may, if required by state insurance regulators, disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund.  In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund.  Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund.  If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 70% of premium paid in the first Policy Year and 20% per annum of premium paid in Policy Years two and after.  We may also pay a commission of-

-	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

-	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum of Account Value to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker- Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
During 2010, 2011, and 2012, commissions of $73,003, $856,718, and $164,943 were paid respectively and Clarendon did not retain any commissions in connection with the distribution of the Policies.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, policyowners are not the owners of the assets generating the benefits.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a “life insurance contract” for tax purposes.  Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

IRS Notice 2006-95 provides special guidance concerning the “reasonable mortality charge” requirements for certain changes made in 2009 or later to Policies with Investment Start Dates prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.  The Notice provides a safe harbor which would not require such changes to cause a pre-2009 Policy to become subject to the 2001 CSO mortality tables for purposes of Section 7702 of the Code.  If we determine that the safe harbor does not include a particular change, we will not permit You to make such change since to do so could cause your Policy to not qualify as life insurance under Section 7702.  Before requesting a change under a pre-2009 Policy, you should consult with a qualified tax advisor on the potential impact of IRS Notice 2006-95.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.  The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a qualified tax adviser on the potential impact of the “owner control” rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent You from being considered the owner of the assets of the Separate Account.  You bear the risk that You may be treated as the owner of Separate Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy.  A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level.  If there is a “material change” to the Policy, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner’s Investment in the Policy (as defined below) and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy (as defined below).  Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy.  A 10% additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner’s Beneficiary.  These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest on a federal income tax return.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy’s Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner’s Investment in the Policy (as defined below) is treated as ordinary income subject to tax and, if the Policy is a Modified Endowment Contract, the 10% additional tax discussed above may also apply.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.

The term “Investment in the Policy” means-

-	the aggregate amount of any premiums or other consideration paid for a Policy, minus

-	the aggregate amount received under the Policy which is excluded from the policyowner’s gross income (other than loan amounts), plus

-	the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the policyowner’s gross income.

The “Investment in the Policy” is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the “Investment in the Policy” by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Policy’s Account Value (which includes unpaid policy loans) exceeds the policyowner’s Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to You as ordinary income.

The Code denies the income tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the amount received under the contract to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  These rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of these Code provisions to the proposed purchase.

A tax adviser should also be consulted with respect to the Treasury’s split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Policy is not currently subject to the income tax return disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4 to your federal income tax return.

Under Code Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Policies that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

We believe that the customer list requirements of Code Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Other Information

State Regulation

We are subject to the laws of New York governing life insurance companies and to regulation by New York's Superintendent of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

We, like other insurance companies, are involved in lawsuits, including class action lawsuits.  Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policies.

Experts

Actuarial matters concerning the Policy have been examined by Philip Johnson, FSA, MAAA, Assistant Vice President.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You may refer to the registration statement for additional information about us, the Variable Account, the underlying Funds and the Policy.

Financial Statements

Our Company financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Variable Account or shares of any Fund held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account, the Fixed Account and the amount of the Loan Account.  Account Value does not include Policy Debt.   Policy Debt, which includes the amount of loans and interest charged, is not deducted from Account Value.  It is reflected in the amounts received upon surrender or payment of Policy Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any Supplemental Insurance Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Gross Cash Surrender Value less the balance of any outstanding Policy Debt.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any Supplemental Insurance Death Benefit.  For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided by the Enhancement Benefit.

Death Benefit Percentage-A percentage prescribed by the Internal Revenue Code to insure the death benefit provided under the Policy meets the definition of “life insurance” under the Internal Revenue Code.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Fixed Account-The portion of the Account Value funded by assets invested in our General Account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Specified Face Amount and any Supplemental Insurance Face Amount.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

Gross Cash Surrender Value-The Account Value increased by any Enhancement Benefit.

Initial Premium-The amount necessary to put the coverage in force.  It is generally an amount sufficient to keep the Policy in force for three months.

Insured-The person on whose life the Policy is issued.

Investment Option-The Fixed Account and any of the Sub-Accounts of the Variable Account.

Investment Start Date-The date the first premium is applied, which will be the later of

-	the Issue Date or

-	the Business Day we approve the application for a Policy.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured and the date from which monthly deductions are incurred.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the Specified Face Amount, any Supplemental Insurance Face Amount an any additional benefits provided by rider.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration costs.

Monthly Face Amount Charge-A monthly deduction, based on the Specified Face Amount, for administration and issue costs.

Net Premium-The amount You pay as the premium minus the Premium Expense Load.

Policy-The form issued by Sun Life Insurance and Annuity Company of New York which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Premium Expense Load-The percentage charge applied to premium. It includes two elements.  One element is for state and federal tax obligations and the other element is a sales load to cover costs related to policy issuance.

SEC-Securities and Exchange Commission.

Service Office-One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as We may hereafter specify to You by written notice.

Specified Face Amount-The amount of life insurance coverage You request, as specified in the Policy.

Specified Face Amount Net Amount at Risk-The Specified Face Amount Net Amount at Risk equals the Base Death Benefit less Account Value.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You.

Supplemental Insurance Death Benefit-The death benefit associated with the Supplemental Insurance Face Amount.

Supplemental Insurance Face Amount-The amount of additional life insurance coverage You request as specified in the Policy.

Target Premium-An amount of premium specified as such in the Policy, used to determine our Premium Expense Load deductions.

Target Premium Factor-Factors that are approximately equal to the Seven Pay Premium factors referenced in the Internal Revenue Code.

Total Death Benefit-The Total Death Benefit equals the Base Death Benefit plus the Supplemental Insurance Death Benefit.

Total Face Amount-The sum of the Specified Face Amount and Supplemental Insurance Face Amount.

Total Net Amount at Risk-The Total Net Amount at Risk equals the Total Death Benefit less Account Value.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-A day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.

Variable Account-Sun Life (N.Y.) Variable Account D, one of our separate accounts, established for the purpose of funding variable insurance benefits payable under the Policy.

You-is the owner of the Policy.

Appendix B -
PRIVACY POLICY

Introduction

At the Sun Life Financial group of companies,1 protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

•	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

•	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, dental and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

Questions

Questions about this Privacy Policy may be directed to SLF_US_Privacy@sunlife.com.

1This notice applies to all Sun Life Financial companies and branches operating in the United States other than those that have adopted their own privacy policies.  Massachusetts Financial Services Company, Professional Insurance Company and California Benefits Dental Plan have each adopted their own separate privacy policies.

The SAI includes additional information about Sun Life (N.Y.) Variable Account D and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request.  There is no charge for the SAI.  We currently do not charge for personalized illustrations but reserve the right to do so.  You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-888-594-2654.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C.  20549.

Securities Act of 1933 File No. 333-144627
Investment Company Act File No. 811-04633

PART B

STATEMENT OF ADDITIONAL INFORMATION

SUN EXECUTIVE

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

April 29, 2013

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Sun Executive VUL prospectus, dated April 29, 2013.  The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York ("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-800-468-9890.

TABLE OF CONTENTS
THE COMPANY AND THE VARIABLE ACCOUNT
CUSTODIAN
EXPERTS
DISTRIBUTION AND UNDERWRITING OF POLICY
THE POLICY
FINANCIAL STATEMENTS OF VARIABLE ACCOUNT D
FINANCIAL STATEMENTS OF THE COMPANY

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life Insurance and Annuity Company of New York.  Sun Life Financial ultimately controls Sun Life Insurance and Annuity Company of New York through the following intervening companies: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.
Sun Life Financial has announced the execution of a definitive agreement  to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”).  The Purchaser is a limited liability company organized under the laws of the State of Delaware.  The Proposed Transaction will include the transfer of all of the issued and outstanding shares of Sun Life Assurance Company of Canada (U.S.), the sole shareholder of the Company, to the Purchaser.  The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions.   Although completion of the Proposed Transaction will result in a change in control of the Company, the terms and conditions of your Policy with the Company will not change and you will not need to take any action.

Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983.  We established Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors.  The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account. The Variable Account will be fully funded at all times for the purposes of the Federal securities laws.
EXPERTS

The statutory-basis financial statements of Sun Life Insurance and Annuity Company of New York (the “Company”) as of December 31, 2012 and December 31, 2011 and for each of the three years in the period ended December 31, 2012 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York and includes an emphasis-of-matter paragraph relating to the Company adopting Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 in 2012 and an other matter paragraph relating to significant balances and transactions with affiliates), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

The financial statements of Sun Life (N.Y.) Variable Account D, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.  The amount and timing of commissions the Company may pay to Selling Broker-Dealers is not expected to be more than 70% of premium paid in the first Policy Year and 20% per annum of premium paid in Policy Years two and after.  We may also pay a commission of-

-	up to 0.15% per annum of Account Value for Policy Years one through twenty; and

-	up to 0.10% per annum of Account Value thereafter.

We may also pay up to an additional 0.15% per annum to broker-dealers who provide additional services specifically requested or authorized by corporate purchasers.  The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2010, 2011 and 2012, were approximately $122,459, $1,142,674, and $205,354 respectively.

THE POLICY

To apply for a Policy, you must submit an application to our Service Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting, simplified underwriting, expanded guaranteed issue or guaranteed issue basis.  The proposed Insured generally must be less than 71 years old for a Policy to be issued.  For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved.  We will issue Policies on an expanded guaranteed issue or guaranteed issue basis with respect to certain groups of Insureds.  Policies issued on such basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  We will not issue a Policy until the underwriting process has been completed to our satisfaction.  In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  For Policies with an Investment Start Date on or before December 31, 2008, cost of insurance rates are based on the 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.  For Policies with an Investment Start Date on or after January 1, 2009, cost of insurance rates are based on the 2001 Commissioners Standard Ordinary (“CSO”) Mortality Tables.

Premium Expense Load. We deduct a load from each premium payment which includes two elements.  One element covers State and Federal tax obligations.  Three and one-quarter percent of the charge is used to pay federal, state and local tax obligations and does not vary by state as it reflects an average of the state and local tax obligations.  As a result of the averaging, the three and one-quarter percent may be more or less than your state and local taxes.  The second element covers costs of issuing and selling the Policy, including sales commission, marketing allowance to broker-dealers, cost of printing the prospectuses and marketing materials and advertising expenses.  The costs of issuing the Policy are those that are not covered by other explicit charges, including the review of applications, processing the applications and establishing policyowner records.  To the extent the costs exceed the Premium Expense Load, the Company will use general account assets, including any profits realized from the Mortality and Expense Risk Charges and Cost of Insurance charges.  The tax element is an average of anticipated taxes and the policyowner may pay more or less than the actual tax obligations applicable to the Policy.

Currently, the Premium Expense Load for Policy Year 1 is 20% on each premium payment up to and including Target Premium, 9% in Policy Years 2-10 and 3.25% thereafter.  The Premium Expense Load on each premium payment up to and including Target Premium will not exceed 35% for Policy Year 1, 12% for Policy Years 2-10 and 5% thereafter.

For Policies with Investment Start Dates before October 3, 2011, the current Premium Expense Load for Policy Year 1 is 3.5% on each premium payment in excess of Target Premium.  For Policies with Investment Start Dates on and after October 3, 2011, the current Premium Expense Load for Policy Year 1 is 5.0% on each premium payment in excess of Target Premium. For all Policies, the current Premium Expense Load for Policy Years 2-10 is 3.5% on each premium payment in excess of Target Premium and 3.25% thereafter.  The Premium Expense Load on each premium payment in excess of Target Premium will not exceed 5.0% in any Policy Year.
Target Premium varies based on the Total Face Amount and the Insured’s Issue Age and sex.  We may reduce or waive the Premium Expense Load for certain group or sponsored arrangements and corporate purchasers.

Reduction of Charges.  We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose.  We may change our requirements based on experience.  We will determine the propriety and amount of any reduction.  No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Increase in Face Amount.  You may request an increase in the Specified Face Amount or Supplemental Insurance Face Amount.  You may need to provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next monthly anniversary day on or following our approval of your request.

If there are increases in the Specified Face Amount or Supplemental Insurance Face Amount other than increases caused by changes in the death benefit option, the cost of insurance charge is determined separately for the initial Specified Face Amount and initial Supplemental Insurance Face Amount and each increase in the Specified Face Amount and Supplemental Insurance Face Amount.  The cost of insurance charges applicable to an increase in Specified Face Amount and Supplemental Insurance Face Amount may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included in this Statement of Additional Information.  The statutory-basis financial statements of Sun Life Insurance and Annuity Company of New York will be provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Sun Life (N.Y.) Variable Account D and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of Alger Mid Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account, American Funds Insurance Series Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account, American Funds Insurance Series International Fund Class 2 Sub-Account, BlackRock Global Allocation V.I. Fund (Class III) Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account, Delaware VIP Smid Cap Growth Series Standard Class Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Mid Cap Value Fund I Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, Invesco V.I. International Growth Fund I Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund I Sub-Account, M Business Opportunity Value Fund Sub-Account, M Capital Appreciation Fund Sub-Account, M International Equity Fund Sub-Account, M Large Cap Growth Fund Sub-Account, MFS VIT I Growth Series Initial Class Sub-Account, MFS VIT I Mid Cap Growth Series Initial Class Sub-Account, MFS VIT I New Discovery Series Initial Class Sub-Account, MFS VIT I Research Bond Series Initial Class Sub-Account, MFS VIT I Research Series Initial Class Sub-Account, MFS VIT I Value Series Initial Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio Initial Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio Initial Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account, MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account, MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account, MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account, MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account, MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account, MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Global Multi- Asset Portfolio Admin. Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC BlackRock International Index Fund (Initial Class) Sub-Account , SC Davis Venture Value Fund (Initial Class) Sub-Account, SC Invesco Small Cap Growth Initial Class Sub-Account , SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC PIMCO High Yield Fund (Initial Class) Sub-Account, SC PIMCO Total Return (Initial Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account, SC WMC Large Cap Growth Fund (Initial Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account, Sun Capital Money Market Fund (Initial Class) Sub-Account, and T. Rowe Price Blue Chip Growth Portfolio Sub-Account of Sun Life (N.Y.) Variable Account D (collectively the "Sub-Accounts"), as of December 31, 2012, and the related statements of operations and the statements of changes in net assets for each of the periods presented.

These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2012, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2012
Assets:	Shares	Cost	Value
Investments at fair value:
Alger Mid Cap Growth Portfolio I-2 Sub-Account (AL4)	3,735	$ 61,553	$ 50,609
AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account (AN3)	2,176	34,789	44,963
American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account (308)	385	3,774	3,842
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	869	18,794	20,382
American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account (307)	2,247	23,579	23,688
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	213	3,642	4,227
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	1,550	54,448	59,283
American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account (305)	3,298	36,345	36,375
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (9XX)	8,747	123,327	125,439
Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account (MCC)	853	10,189	9,969
Delaware VIP Smid Cap Growth Series Standard Class Sub-Account (DGO)	857	18,124	20,877
Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account (DMC)	4,607	52,168	72,240
DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account (SCV)	2,751	32,368	35,163
DWS Small Cap Index VIP - Class B Sub-Account (SSC)	1,533	14,029	20,773
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	9,953	156,952	154,563
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	3,144	75,954	81,745
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (FL6)	6,902	146,850	181,935
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (FL8)	885	29,049	37,112
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (FIS)	5,090	671,933	731,219
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FL4)	770	92,371	111,276
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	5,245	163,681	157,253
Fidelity VIP Money Market Portfolio (Service Class) Sub-Account (FL5)	52,416	52,416	52,416
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (FL7)	12,848	195,906	205,825
First Eagle Overseas Variable Fund Sub-Account (SGI)	2,558	72,287	72,293
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	2,031	29,837	30,614
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account (FVS)	417	6,482	7,602
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	12,846	162,122	164,936
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	636	10,417	10,960
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	6,031	80,584	86,663
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	955	9,580	11,426
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (GS8)	3	43	45
Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account (GS3)	4,850	54,916	58,884
Invesco V.I. International Growth Fund I Sub-Account (AI4)	6,930	185,672	208,112
Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account (VLC)	3	42	44
Invesco Van Kampen V.I. Growth and Income Fund I Sub-Account (VGI)	63	1,124	1,270
M Business Opportunity Value Fund Sub-Account (MBO)	1,129	11,921	12,919
M Capital Appreciation Fund Sub-Account (MCA)	403	9,979	9,411
M International Equity Fund Sub-Account (MBI)	798	9,018	9,228

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
M Large Cap Growth Fund Sub-Account (MTC)	702	$ 12,263	$ 13,483
MFS VIT I Growth Series Initial Class Sub-Account (FFL)	812	23,114	23,423
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (FFJ)	13,466	86,586	88,337
MFS VIT I New Discovery Series Initial Class Sub-Account (FFS)	17	257	266
MFS VIT I Research Bond Series Initial Class Sub-Account (FFQ)	27,558	371,761	371,761
MFS VIT I Research Series Initial Class Sub-Account (FFM)	2,063	44,550	45,086
MFS VIT I Value Series Initial Class Sub-Account (FFO)	1,723	24,654	24,809
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	36	1,042	1,312
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	8,882	127,895	136,251
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	2,053	27,770	27,689
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	862	11,567	11,541
MFS VIT II High Yield Portfolio Initial Class Sub-Account (HYS)	26,962	146,105	163,121
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	861	11,027	11,238
MFS VIT II Money Market Portfolio Initial Class Sub-Account (MMS)	782,994	782,994	782,994
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	139	2,436	2,322
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	225	2,830	3,022
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	5	83	93
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	1,096	19,004	19,563
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	155	3,089	3,768
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	591	13,916	14,242
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	7,690	97,042	105,588
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	8,964	120,260	121,912
MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account (SCB)	13,855	165,687	188,013
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (SC3)	8,476	98,199	106,377
MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (113)	50,477	566,015	566,356
MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (115)	10,964	119,817	123,782
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (SDC)	17,679	180,525	181,914
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (SGC)	11,234	95,137	98,294
MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (112)	111,711	1,361,574	1,362,880
MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (117)	598	5,667	5,296
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	192	2,018	2,040
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account (OCF)	224	9,332	10,080
Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account (OGG)	1,803	54,811	58,162
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (PCR)	17,703	142,636	126,220
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	23,146	307,610	354,598
PIMCO VIT Global Multi- Asset Portfolio Admin. Class Sub-Account (SBJ)	3,440	43,892	43,716

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2012
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	6,538	$ 84,992	$ 93,165
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	15,828	174,658	182,815
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	12,957	143,245	174,266

Total investments		8,202,325	8,575,376

Total assets		$ 8,202,325	$ 8,575,376

Liabilities:
Payable to Sponsor			$ -

Total liabilities			-

Net assets			$ 8,575,376

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012
	Units	Total Value
Net Assets:

AL4	3,140	$ 50,609
AN3	3,395	44,963
308	274	3,842
304	1,293	20,382
307	1,536	23,688
306	284	4,227
302	4,075	59,283
305	2,248	36,375
9XX	9,132	125,439
MCC	1,257	9,969
DGO	884	20,877
DMC	4,060	72,240
SCV	1,787	35,163
SSC	827	20,773
FVB	9,692	154,563
FL1	6,210	81,745
FL6	9,227	181,935
FL8	3,344	37,112
FIS	56,748	731,219
FL4	8,337	111,276
FVM	11,859	157,253
FL5	4,208	52,416
FL7	14,920	205,825
SGI	5,142	72,293
ISC	2,125	30,614
FVS	594	7,602
SIC	11,374	164,936
FMS	1,047	10,960
FTI	3,647	86,663
FTG	565	11,426
GS8	2	45
GS3	4,769	58,884
AI4	10,704	208,112
VLC	3	44
VGI	78	1,270
MBO	1,285	12,919
MCA	774	9,411
MBI	1,129	9,228
MTC	1,275	13,483

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2012

	Units	Total Value
Net Assets (continued):

FFL	2,311	$ 23,423
FFJ	8,531	88,337
FFS	25	266
FFQ	37,137	371,761
FFM	4,366	45,086
FFO	2,400	24,809
MIT	96	1,312
EM1	9,817	136,251
GSS	1,526	27,689
MFK	933	11,541
HYS	7,658	163,121
IG1	736	11,238
MMS	78,299	782,994
NWD	146	2,322
RI1	278	3,022
TRS	6	93
MFJ	1,685	19,563
UTS	157	3,768
MFE	1,012	14,242
MVS	6,214	105,588
MV1	10,141	121,912
SCB	12,845	188,013
SC3	6,434	106,377
113	37,402	566,356
115	9,171	123,782
SDC	16,057	181,914
SGC	7,836	98,294
112	93,753	1,362,880
117	375	5,296
VKM	114	2,040
OCF	709	10,080
OGG	4,313	58,162
PCR	12,761	126,220
PMB	15,778	354,598
SBJ	3,974	43,716
PRR	4,723	93,165
PTR	9,513	182,815
TBC	10,041	174,266

Total net assets		$ 8,575,376

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

	AL4	AN3	308
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 576	$ 138

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,138)	(476)	1,124
Realized gain distributions	-	-	-
Net realized gains (losses)	(2,138)	(476)	1,124

Net change in unrealized appreciation (depreciation)	9,309	6,945	935

Net realized and change in unrealized gains (losses)	7,171	6,469	2,059

Increase (decrease) from operations	$ 7,171	$ 7,045	$ 2,197

	304	307	306
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 174	$ 446	$ 56

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(41)	-	35
Realized gain distributions	-	-	-
Net realized gains (losses)	(41)	-	35

Net change in unrealized appreciation (depreciation)	3,212	109	597

Net realized and change in unrealized gains (losses)	3,171	109	632

Increase (decrease) from operations	$ 3,345	$ 555	$ 688

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	302	305	300
	Sub-Account	Sub-Account	Sub-Account1

Income:
Dividend income	$ 906	$ 2,409	$ 4

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	35	(6)	(128)
Realized gain distributions	-	-	-
Net realized gains (losses)	35	(6)	(128)

Net change in unrealized appreciation (depreciation)	7,170	1,095	1,327

Net realized and change in unrealized gains (losses)	7,205	1,089	1,199

Increase (decrease) from operations	$ 8,111	$ 3,498	$ 1,203

	9XX	MCC	DGO
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 1,835	$ -	$ 50

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,158)	(241)	122
Realized gain distributions	414	-	1,131
Net realized gains (losses)	(744)	(241)	1,253

Net change in unrealized appreciation (depreciation)	10,583	1,593	835

Net realized and change in unrealized gains (losses)	9,839	1,352	2,088

Increase (decrease) from operations	$ 11,674	$ 1,352	$ 2,138

1These Sub-Accounts do not appear on the Statement of Assets and Liabilities as of December 31, 2012, as the Sub-Account had zero net assets at December 31, 2012.  This Sub-Account remains a valid investment option and therefore, is properly not listed as a Sub-Account closure in note 1.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	DMC	SCV	SSC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 294	$ 392	$ 127

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(263)	(2,041)	617
Realized gain distributions	-	-	5
Net realized gains (losses)	(263)	(2,041)	622

Net change in unrealized appreciation (depreciation)	11,745	5,920	2,182

Net realized and change in unrealized gains (losses)	11,482	3,879	2,804

Increase (decrease) from operations	$ 11,776	$ 4,271	$ 2,931

	FVB	FL1	FL6
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,638	$ 905	$ 2,253

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	74	42	5,660
Realized gain distributions	3,629	-	-
Net realized gains (losses)	3,703	42	5,660

Net change in unrealized appreciation (depreciation)	(380)	9,560	16,019

Net realized and change in unrealized gains (losses)	3,323	9,602	21,679

Increase (decrease) from operations	$ 5,961	$ 10,507	$ 23,932

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FL8	FIS	FL4
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 187	$ 13,513	$ 2,206

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	617	17,562	(941)
Realized gain distributions	-	8,248	1,294
Net realized gains (losses)	617	25,810	353

Net change in unrealized appreciation (depreciation)	3,812	56,612	12,369

Net realized and change in unrealized gains (losses)	4,429	82,422	12,722

Increase (decrease) from operations	$ 4,616	$ 95,935	$ 14,928

	FVM	FL5	FL7
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 606	$ 22	$ 3,685

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(357)	-	380
Realized gain distributions	12,527	-	671
Net realized gains (losses)	12,170	-	1,051

Net change in unrealized appreciation (depreciation)	2,037	-	28,210

Net realized and change in unrealized gains (losses)	14,207	-	29,261

Increase (decrease) from operations	$ 14,813	$ 22	$ 32,946

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	SGI	ISC	FVS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 526	$ 1,008	$ 55

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39)	(46)	30
Realized gain distributions	3,855	-	-
Net realized gains (losses)	3,816	(46)	30

Net change in unrealized appreciation (depreciation)	4,011	1,263	1,051

Net realized and change in unrealized gains (losses)	7,827	1,217	1,081

Increase (decrease) from operations	$ 8,353	$ 2,225	$ 1,136

	SIC	FMS	FTI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 8,862	$ 207	$ 2,407

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(149)	138	(4,787)
Realized gain distributions	149	-	-
Net realized gains (losses)	-	138	(4,787)

Net change in unrealized appreciation (depreciation)	6,913	827	16,012

Net realized and change in unrealized gains (losses)	6,913	965	11,225

Increase (decrease) from operations	$ 15,775	$ 1,172	$ 13,632

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FTG	GS8	GS3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 201	$ 1	$ 1,066

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	77	(1)	(170)
Realized gain distributions	-	-	-
Net realized gains (losses)	77	(1)	(170)

Net change in unrealized appreciation (depreciation)	1,602	8	6,649

Net realized and change in unrealized gains (losses)	1,679	7	6,479

Increase (decrease) from operations	$ 1,880	$ 8	$ 7,545

	AI4	VLC	VGI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,737	$ 144	$ 17

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,678)	627	65
Realized gain distributions	-	-	-
Net realized gains (losses)	(1,678)	627	65

Net change in unrealized appreciation (depreciation)	25,998	570	58

Net realized and change in unrealized gains (losses)	24,320	1,197	123

Increase (decrease) from operations	$ 27,057	$ 1,341	$ 140

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

	MBO	MCA	MBI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 106	$ 29	$ 180

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	88	(135)	(116)
Realized gain distributions	-	591	-
Net realized gains (losses)	88	456	(116)

Net change in unrealized appreciation (depreciation)	1,364	558	1,162

Net realized and change in unrealized gains (losses)	1,452	1,014	1,046

Increase (decrease) from operations	$ 1,558	$ 1,043	$ 1,226

	MTC	FFL	FFJ
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 6	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	131	-	7
Realized gain distributions	-	-	-
Net realized gains (losses)	131	-	7

Net change in unrealized appreciation (depreciation)	1,441	309	1,751

Net realized and change in unrealized gains (losses)	1,572	309	1,758

Increase (decrease) from operations	$ 1,578	$ 309	$ 1,758

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	FFS	FFM	FFO
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	-	1	2
Realized gain distributions	-	-	-
Net realized gains (losses)	-	1	2

Net change in unrealized appreciation (depreciation)	9	536	155

Net realized and change in unrealized gains (losses)	9	537	157

Increase (decrease) from operations	$ 9	$ 537	$ 157

	MIT	EM1	GSS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 21	$ 624	$ 773

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7	(208)	163
Realized gain distributions	-	2,982	219
Net realized gains (losses)	7	2,774	382

Net change in unrealized appreciation (depreciation)	130	11,041	(545)

Net realized and change in unrealized gains (losses)	137	13,815	(163)

Increase (decrease) from operations	$ 158	$ 14,439	$ 610

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	MFK	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 7,609	$ 82

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	-	2,611	(103)
Realized gain distributions	-	-	-
Net realized gains (losses)	-	2,611	(103)

Net change in unrealized appreciation (depreciation)	(26)	5,954	1,464

Net realized and change in unrealized gains (losses)	(26)	8,565	1,361

Increase (decrease) from operations	$ (26)	$ 16,174	$ 1,443

	MIS	NWD	RI1
	Sub-Account1	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ 359

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,243	65	(807)
Realized gain distributions	-	226	-
Net realized gains (losses)	1,243	291	(807)

Net change in unrealized appreciation (depreciation)	(802)	148	2,927

Net realized and change in unrealized gains (losses)	441	439	2,120

Increase (decrease) from operations	$ 441	$ 439	$ 2,479

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	TRS	MFJ	UTS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 3	$ 641	$ 166

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,691	483	154
Realized gain distributions	-	-	-
Net realized gains (losses)	1,691	483	154

Net change in unrealized appreciation (depreciation)	(1,028)	1,669	132

Net realized and change in unrealized gains (losses)	663	2,152	286

Increase (decrease) from operations	$ 666	$ 2,793	$ 452

	MFE	MVS	MV1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 100	$ 1,771	$ 1,742

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2)	1,656	(361)
Realized gain distributions	-	4,589	5,291
Net realized gains (losses)	(2)	6,245	4,930

Net change in unrealized appreciation (depreciation)	498	5,972	7,337

Net realized and change in unrealized gains (losses)	496	12,217	12,267

Increase (decrease) from operations	$ 596	$ 13,988	$ 14,009

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	SCB	SC3	113
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 828	$ 915	$ 14,020

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,445	(3,826)	(338)
Realized gain distributions	6,125	-	25,496
Net realized gains (losses)	10,570	(3,826)	25,158

Net change in unrealized appreciation (depreciation)	8,478	25,605	25,565

Net realized and change in unrealized gains (losses)	19,048	21,779	50,723

Increase (decrease) from operations	$ 19,876	$ 22,694	$ 64,743

	115	SDC	SGC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 915	$ 2,573	$ 891

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	536	179	2,672
Realized gain distributions	7,411	-	10,824
Net realized gains (losses)	7,947	179	13,496

Net change in unrealized appreciation (depreciation)	(767)	1,915	(2,964)

Net realized and change in unrealized gains (losses)	7,180	2,094	10,532

Increase (decrease) from operations	$ 8,095	$ 4,667	$ 11,423

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	112	117	VKM
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 27,046	$ 4	$ -

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,544)	(79)	16
Realized gain distributions	25,761	158	226
Net realized gains (losses)	22,217	79	242

Net change in unrealized appreciation (depreciation)	55,895	331	(119)

Net realized and change in unrealized gains (losses)	78,112	410	123

Increase (decrease) from operations	$ 105,158	$ 414	$ 123

	OCF	OGG	PCR
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 48	$ 874	$ 2,721

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8)	(106)	(1,262)
Realized gain distributions	-	-	4,248
Net realized gains (losses)	(8)	(106)	2,986

Net change in unrealized appreciation (depreciation)	863	8,542	(2,108)

Net realized and change in unrealized gains (losses)	855	8,436	878

Increase (decrease) from operations	$ 903	$ 9,310	$ 3,599

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	PMB	SBJ	PRR
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 14,360	$ 1,272	$ 912

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	938	(101)	1,029
Realized gain distributions	-	174	4,770
Net realized gains (losses)	938	73	5,799

Net change in unrealized appreciation (depreciation)	32,138	1,784	446

Net realized and change in unrealized gains (losses)	33,076	1,857	6,245

Increase (decrease) from operations	$ 47,436	$ 3,129	$ 7,157

	PTR	SBB	SC7
	Sub-Account	Sub-Account3	Sub-Account2

Income:
Dividend income	$ 4,294	$ 2,365	$ 853

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,293	(289)	(8,945)
Realized gain distributions	3,441	659	9,962
Net realized gains (losses)	4,734	370	1,017

Net change in unrealized appreciation (depreciation)	6,137	(402)	3,055

Net realized and change in unrealized gains (losses)	10,871	(32)	4,072

Increase (decrease) from operations	$ 15,165	$ 2,333	$ 4,925

2These Sub-Accounts were closed and merged into new or existing Sub-Accounts during 2012 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2012.  See note 1 for additional information around merged Sub-Accounts.
3These Sub-Accounts were liquidated and transferred to MMS Sub-Account during 2012 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2012.  See note 1 for additional information around liquidated Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	116	SLC	SPC
	Sub-Account2	Sub-Account2	Sub-Account2

Income:
Dividend income	$ -	$ 476	$ 2,083

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(20)	(9,249)	1,902
Realized gain distributions	39	8,835	1,777
Net realized gains (losses)	19	(414)	3,679

Net change in unrealized appreciation (depreciation)	6	3,272	(1,793)

Net realized and change in unrealized gains (losses)	25	2,858	1,886

Increase (decrease) from operations	$ 25	$ 3,334	$ 3,969

	114	SC5	LCG
	Sub-Account2	Sub-Account2	Sub-Account2

Income:
Dividend income	$ 9,067	$ 332	$ 155

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,062)	(12,857)	(1,880)
Realized gain distributions	19,517	12,876	2,196
Net realized gains (losses)	8,455	19	316

Net change in unrealized appreciation (depreciation)	4,112	12,177	641

Net realized and change in unrealized gains (losses)	12,567	12,196	957

Increase (decrease) from operations	$ 21,634	$ 12,528	$ 1,112

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

	SC2	SC1	TBC
	Sub-Account2	Sub-Account3	Sub-Account

Income:
Dividend income	$ 655	$ 512	$ 259

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(900)	-	1,008
Realized gain distributions	1,710	6	-
Net realized gains (losses)	810	6	1,008

Net change in unrealized appreciation (depreciation)	197	-	24,729

Net realized and change in unrealized gains (losses)	1,007	6	25,737

Increase (decrease) from operations	$ 1,662	$ 518	$ 25,996

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	AL4 Sub-Account		AN3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:				AN32010
Net investment income (loss)	$ -	$ 165	$ 576	$ 613
Net realized gains (losses)	(2,138)	(3,116)	(476)	(12,552)
Net change in unrealized appreciation (depreciation)	9,309	(948)	6,945	13,819
Net increase (decrease) from operations	7,171	(3,899)	7,045	1,880

Contract Owner Transactions:
Purchase payments received	2,595	2,520	5,442	5,403
Transfers between Sub-Accounts
(including the Fixed Account), net	-	(1,077)	-	(5,578)
Withdrawals, surrenders and surrender charges	(810)	-	(6,546)	(14,218)
Mortality and expense risk charges	(362)	(353)	(286)	(386)
Cost of insurance and administrative expense charges	(2,627)	(2,741)	(3,448)	(4,023)
Net increase (decrease) from contract owner transactions	(1,204)	(1,651)	(4,838)	(18,802)

Total increase (decrease) in net assets	5,967	(5,550)	2,207	(16,922)

Net assets at beginning of year	44,642	50,192	42,756	59,678
Net assets at end of year	$ 50,609	$ 44,642	$ 44,963	$ 42,756

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	308 Sub-Account		304 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:				AN32010
Net investment income (loss)	$ 138	$ 301	$ 174	$ 186
Net realized gains (losses)	1,124	(20)	(41)	(67)
Net change in unrealized appreciation (depreciation)	935	(867)	3,212	(1,624)
Net increase (decrease) from operations	2,197	(586)	3,345	(1,505)

Contract Owner Transactions:
Purchase payments received	4,723	18,418	4,113	16,037
Transfers between Sub-Accounts
(including the Fixed Account), net	(19,882)	-	-	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(43)	(24)	(32)	(18)
Cost of insurance and administrative expense charges	(647)	(314)	(968)	(590)
Net increase (decrease) from contract owner transactions	(15,849)	18,080	3,113	15,429

Total increase (decrease) in net assets	(13,652)	17,494	6,458	13,924

Net assets at beginning of year	17,494	-	13,924	-
Net assets at end of year	$ 3,842	$ 17,494	$ 20,382	$ 13,924

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	307 Sub-Account		306 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:				AN32010
Net investment income (loss)	$ 446	$ -	$ 56	$ 1
Net realized gains (losses)	-	-	35	-
Net change in unrealized appreciation (depreciation)	109	-	597	(12)
Net increase (decrease) from operations	555	-	688	(11)

Contract Owner Transactions:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	23,179	-	-	3,968
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(4)	-	(12)	(1)
Cost of insurance and administrative expense charges	(42)	-	(405)	-
Net increase (decrease) from contract owner transactions	23,133	-	(417)	3,967

Total increase (decrease) in net assets	23,688	-	271	3,956

Net assets at beginning of year	-	-	3,956	-
Net assets at end of year	$ 23,688	$ -	$ 4,227	$ 3,956

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	302 Sub-Account		305 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:				AN32010
Net investment income (loss)	$ 906	$ 693	$ 2,409	$ 1,523
Net realized gains (losses)	35	(66)	(6)	(2)
Net change in unrealized appreciation (depreciation)	7,170	(2,335)	1,095	(1,065)
Net increase (decrease) from operations	8,111	(1,708)	3,498	456

Contract Owner Transactions:
Purchase payments received	7,835	38,379	6,584	6,193
Transfers between Sub-Accounts
(including the Fixed Account), net	323	8,733	3,848	17,098
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(100)	(62)	(57)	(21)
Cost of insurance and administrative expense charges	(1,437)	(791)	(893)	(331)
Net increase (decrease) from contract owner transactions	6,621	46,259	9,482	22,939

Total increase (decrease) in net assets	14,732	44,551	12,980	23,395

Net assets at beginning of year	44,551	-	23,395	-
Net assets at end of year	$ 59,283	$ 44,551	$ 36,375	$ 23,395

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	300 Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:				AN32010
Net investment income (loss)	$ 4	$ 150	$ 1,835	$ 1,937
Net realized gains (losses)	(128)	(34)	(744)	2,319
Net change in unrealized appreciation (depreciation)	1,327	(1,327)	10,583	(8,571)
Net increase (decrease) from operations	1,203	(1,211)	11,674	(4,315)

Contract Owner Transactions:
Purchase payments received	2,361	9,209	17,103	76,117
Transfers between Sub-Accounts
(including the Fixed Account), net	(11,180)	-	19,266	10,132
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(16)	(11)	(233)	(122)
Cost of insurance and administrative expense charges	(201)	(154)	(3,996)	(1,777)
Net increase (decrease) from contract owner transactions	(9,036)	9,044	32,140	84,350

Total increase (decrease) in net assets	(7,833)	7,833	43,814	80,035

Net assets at beginning of year	7,833	-	81,625	1,590
Net assets at end of year	$ -	$ 7,833	$ 125,439	$ 81,625

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MCC Sub-Account		DGO Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		9XX2010		MCC2010
Net investment income (loss)	$ -	$ -	$ 50	$ 193
Net realized gains (losses)	(241)	72	1,253	624
Net change in unrealized appreciation (depreciation)	1,593	(2,111)	835	683
Net increase (decrease) from operations	1,352	(2,039)	2,138	1,500

Contract Owner Transactions:
Purchase payments received	7,010	10,239	322	322
Transfers between Sub-Accounts
(including the Fixed Account), net	(11,193)	4,521	-	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(35)	(25)	(104)	(100)
Cost of insurance and administrative expense charges	(953)	(837)	(943)	(853)
Net increase (decrease) from contract owner transactions	(5,171)	13,898	(725)	(631)

Total increase (decrease) in net assets	(3,819)	11,859	1,413	869

Net assets at beginning of year	13,788	1,929	19,464	18,595
Net assets at end of year	$ 9,969	$ 13,788	$ 20,877	$ 19,464

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	DMC Sub-Account		SCV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		9XX2010		MCC2010
Net investment income (loss)	$ 294	$ 458	$ 392	$ 375
Net realized gains (losses)	(263)	(13,830)	(2,041)	(2,548)
Net change in unrealized appreciation (depreciation)	11,745	11,547	5,920	(72)
Net increase (decrease) from operations	11,776	(1,825)	4,271	(2,245)

Contract Owner Transactions:
Purchase payments received	7,251	7,216	2,530	2,976
Transfers between Sub-Accounts
(including the Fixed Account), net	-	(9,808)	(55)	959
Withdrawals, surrenders and surrender charges	-	(21,113)	(865)	-
Mortality and expense risk charges	(379)	(455)	(188)	(180)
Cost of insurance and administrative expense charges	(5,420)	(6,024)	(2,300)	(2,545)
Net increase (decrease) from contract owner transactions	1,452	(30,184)	(878)	1,210

Total increase (decrease) in net assets	13,228	(32,009)	3,393	(1,035)

Net assets at beginning of year	59,012	91,021	31,770	32,805
Net assets at end of year	$ 72,240	$ 59,012	$ 35,163	$ 31,770

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SSC Sub-Account		FVB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		DGO2010		DMC2010
Net investment income (loss)	$ 127	$ 176	$ 2,638	$ 427
Net realized gains (losses)	622	(3,814)	3,703	(29)
Net change in unrealized appreciation (depreciation)	2,182	1,586	(380)	(2,009)
Net increase (decrease) from operations	2,931	(2,052)	5,961	(1,611)

Contract Owner Transactions:
Purchase payments received	1,002	1,094	9,829	31,712
Transfers between Sub-Accounts
(including the Fixed Account), net	(557)	(6,567)	113,581	251
Withdrawals, surrenders and surrender charges	-	(6,877)	-	-
Mortality and expense risk charges	(127)	(164)	(83)	(40)
Cost of insurance and administrative expense charges	(1,620)	(2,080)	(3,131)	(1,906)
Net increase (decrease) from contract owner transactions	(1,302)	(14,594)	120,196	30,017

Total increase (decrease) in net assets	1,629	(16,646)	126,157	28,406

Net assets at beginning of year	19,144	35,790	28,406	-
Net assets at end of year	$ 20,773	$ 19,144	$ 154,563	$ 28,406

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FL1 Sub-Account		FL6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:
Net investment income (loss)	$ 905	$ 521	$ 2,253	$ 1,676
Net realized gains (losses)	42	(79)	5,660	14,902
Net change in unrealized appreciation (depreciation)	9,560	(3,769)	16,019	(20,630)
Net increase (decrease) from operations	10,507	(3,327)	23,932	(4,052)

Contract Owner Transactions:
Purchase payments received	10,447	51,670	23,305	26,388
Transfers between Sub-Accounts
(including the Fixed Account), net	878	15,611	153	(22,437)
Withdrawals, surrenders and surrender charges	-	-	(861)	(6,055)
Mortality and expense risk charges	(147)	(78)	(891)	(949)
Cost of insurance and administrative expense charges	(2,573)	(1,243)	(12,501)	(12,614)
Net increase (decrease) from contract owner transactions	8,605	65,960	9,205	(15,667)

Total increase (decrease) in net assets	19,112	62,633	33,137	(19,719)

Net assets at beginning of year	62,633	-	148,798	168,517
Net assets at end of year	$ 81,745	$ 62,633	$ 181,935	$ 148,798

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FL8 Sub-Account		FIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		SCV2010		SSC2010
Net investment income (loss)	$ 187	$ 90	$ 13,513	$ 10,190
Net realized gains (losses)	617	513	25,810	4,794
Net change in unrealized appreciation (depreciation)	3,812	(613)	56,612	(940)
Net increase (decrease) from operations	4,616	(10)	95,935	14,044

Contract Owner Transactions:
Purchase payments received	2,701	2,701	220,630	291,667
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(131,674)	148,937
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(260)	(246)	(1,383)	(763)
Cost of insurance and administrative expense charges	(2,303)	(2,205)	(46,882)	(32,011)
Net increase (decrease) from contract owner transactions	138	250	40,691	407,830

Total increase (decrease) in net assets	4,754	240	136,626	421,874

Net assets at beginning of year	32,358	32,118	594,593	172,719
Net assets at end of year	$ 37,112	$ 32,358	$ 731,219	$ 594,593

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FL4 Sub-Account		FVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		FL62010		FL82010
Net investment income (loss)	$ 2,206	$ 1,778	$ 606	$ 23
Net realized gains (losses)	353	(6,569)	12,170	102
Net change in unrealized appreciation (depreciation)	12,369	4,422	2,037	(8,737)
Net increase (decrease) from operations	14,928	(369)	14,813	(8,612)

Contract Owner Transactions:
Purchase payments received	12,083	12,029	47,762	93,433
Transfers between Sub-Accounts
(including the Fixed Account), net	(56)	(13,546)	5,580	12,448
Withdrawals, surrenders and surrender charges	-	(31,218)	-	-
Mortality and expense risk charges	(611)	(725)	(231)	(109)
Cost of insurance and administrative expense charges	(7,907)	(8,478)	(6,000)	(3,194)
Net increase (decrease) from contract owner transactions	3,509	(41,938)	47,111	102,578

Total increase (decrease) in net assets	18,437	(42,307)	61,924	93,966

Net assets at beginning of year	92,839	135,146	95,329	1,363
Net assets at end of year	$ 111,276	$ 92,839	$ 157,253	$ 95,329

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FL5 Sub-Account		FL7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		FIS2010		FL42010
Net investment income (loss)	$ 22	$ 17	$ 3,685	$ 4,215
Net realized gains (losses)	-	-	1,051	30,432
Net change in unrealized appreciation (depreciation)	-	-	28,210	(88,555)
Net increase (decrease) from operations	22	17	32,946	(53,908)

Contract Owner Transactions:
Purchase payments received	3,009	3,424	35,507	51,165
Transfers between Sub-Accounts
(including the Fixed Account), net	439	(2,650)	123	(121,393)
Withdrawals, surrenders and surrender charges	-	(7,228)	(696)	(21,218)
Mortality and expense risk charges	(360)	(384)	(1,251)	(1,892)
Cost of insurance and administrative expense charges	(3,209)	(3,472)	(18,802)	(23,861)
Net increase (decrease) from contract owner transactions	(121)	(10,310)	14,881	(117,199)

Total increase (decrease) in net assets	(99)	(10,293)	47,827	(171,107)

Net assets at beginning of year	52,515	62,808	157,998	329,105
Net assets at end of year	$ 52,416	$ 52,515	$ 205,825	$ 157,998

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SGI Sub-Account		ISC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		FVM2010		FL52010
Net investment income (loss)	$ 526	$ 628	$ 1,008	$ 491
Net realized gains (losses)	3,816	1,121	(46)	(31)
Net change in unrealized appreciation (depreciation)	4,011	(4,356)	1,263	(486)
Net increase (decrease) from operations	8,353	(2,607)	2,225	(26)

Contract Owner Transactions:
Purchase payments received	15,745	13,344	2,926	11,427
Transfers between Sub-Accounts
(including the Fixed Account), net	1,852	37,959	11,203	3,968
Withdrawals, surrenders and surrender charges	-	(654)	-	-
Mortality and expense risk charges	(114)	(51)	(36)	(16)
Cost of insurance and administrative expense charges	(2,005)	(1,342)	(807)	(250)
Net increase (decrease) from contract owner transactions	15,478	49,256	13,286	15,129

Total increase (decrease) in net assets	23,831	46,649	15,511	15,103

Net assets at beginning of year	48,462	1,813	15,103	-
Net assets at end of year	$ 72,293	$ 48,462	$ 30,614	$ 15,103

The accompanying notes are an integral part of these financial statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FVS Sub-Account		SIC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		FL72010		SGI2010
Net investment income (loss)	$ 55	$ 6	$ 8,862	$ 4,525
Net realized gains (losses)	30	(56)	-	(80)
Net change in unrealized appreciation (depreciation)	1,051	69	6,913	(4,099)
Net increase (decrease) from operations	1,136	19	15,775	346

Contract Owner Transactions:
Purchase payments received	924	1,389	19,588	102,838
Transfers between Sub-Accounts
(including the Fixed Account), net	-	4,748	10,989	21,832
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(20)	(3)	(252)	(154)
Cost of insurance and administrative expense charges	(512)	(79)	(3,821)	(2,205)
Net increase (decrease) from contract owner transactions	392	6,055	26,504	122,311

Total increase (decrease) in net assets	1,528	6,074	42,279	122,657

Net assets at beginning of year	6,074	-	122,657	-
Net assets at end of year	$ 7,602	$ 6,074	$ 164,936	$ 122,657

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FMS Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		FL72010		SGI2010
Net investment income (loss)	$ 207	$ 156	$ 2,407	$ 1,835
Net realized gains (losses)	138	35	(4,787)	(5,315)
Net change in unrealized appreciation (depreciation)	827	(488)	16,012	(7,663)
Net increase (decrease) from operations	1,172	(297)	13,632	(11,143)

Contract Owner Transactions:
Purchase payments received	3,922	3,445	9,870	10,314
Transfers between Sub-Accounts
(including the Fixed Account), net	(403)	2,846	(1,587)	(6,668)
Withdrawals, surrenders and surrender charges	-	-	(3,500)	(19,558)
Mortality and expense risk charges	(21)	(16)	(502)	(572)
Cost of insurance and administrative expense charges	(831)	(719)	(6,885)	(8,005)
Net increase (decrease) from contract owner transactions	2,667	5,556	(2,604)	(24,489)

Total increase (decrease) in net assets	3,839	5,259	11,028	(35,632)

Net assets at beginning of year	7,121	1,862	75,635	111,267
Net assets at end of year	$ 10,960	$ 7,121	$ 86,663	$ 75,635

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FTG Sub-Account		GS8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		FL72010		SGI2010
Net investment income (loss)	$ 201	$ 120	$ 1	$ -
Net realized gains (losses)	77	287	(1)	(2)
Net change in unrealized appreciation (depreciation)	1,602	(975)	8	(1)
Net increase (decrease) from operations	1,880	(568)	8	(3)

Contract Owner Transactions:
Purchase payments received	1,421	1,421	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	1,355	(1,113)	-	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(58)	(45)	-	-
Cost of insurance and administrative expense charges	(547)	(500)	(7)	(8)
Net increase (decrease) from contract owner transactions	2,171	(237)	(7)	(8)

Total increase (decrease) in net assets	4,051	(805)	1	(11)

Net assets at beginning of year	7,375	8,180	44	55
Net assets at end of year	$ 11,426	$ 7,375	$ 45	$ 44

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GS3 Sub-Account		AI4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		FL72010		SGI2010
Net investment income (loss)	$ 1,066	$ 956	$ 2,737	$ 695
Net realized gains (losses)	(170)	(969)	(1,678)	(974)
Net change in unrealized appreciation (depreciation)	6,649	1,683	25,998	(2,512)
Net increase (decrease) from operations	7,545	1,670	27,057	(2,791)

Contract Owner Transactions:
Purchase payments received	3,293	5,425	16,357	2,524
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,132)	643	(849)	131,748
Withdrawals, surrenders and surrender charges	(838)	-	-	-
Mortality and expense risk charges	(374)	(351)	(1,207)	(298)
Cost of insurance and administrative expense charges	(3,176)	(3,195)	(6,721)	(2,103)
Net increase (decrease) from contract owner transactions	(2,227)	2,522	7,580	131,871

Total increase (decrease) in net assets	5,318	4,192	34,637	129,080

Net assets at beginning of year	53,566	49,374	173,475	44,395
Net assets at end of year	$ 58,884	$ 53,566	$ 208,112	$ 173,475

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	VLC Sub-Account		VGI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		GS32010		AI42010
Net investment income (loss)	$ 144	$ 91	$ 17	$ 13
Net realized gains (losses)	627	(37)	65	40
Net change in unrealized appreciation (depreciation)	570	(568)	58	(83)
Net increase (decrease) from operations	1,341	(514)	140	(30)

Contract Owner Transactions:
Purchase payments received	2,361	9,707	337	158
Transfers between Sub-Accounts
(including the Fixed Account), net	(11,998)	-	-	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(17)	(12)	-	-
Cost of insurance and administrative expense charges	(476)	(348)	(188)	(183)
Net increase (decrease) from contract owner transactions	(10,130)	9,347	149	(25)

Total increase (decrease) in net assets	(8,789)	8,833	289	(55)

Net assets at beginning of year	8,833	-	981	1,036
Net assets at end of year	$ 44	$ 8,833	$ 1,270	$ 981

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MBO Sub-Account		MCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		VKU2010		VGI2010
Net investment income (loss)	$ 106	$ 25	$ 29	$ -
Net realized gains (losses)	88	152	456	824
Net change in unrealized appreciation (depreciation)	1,364	(656)	558	(1,443)
Net increase (decrease) from operations	1,558	(479)	1,043	(619)

Contract Owner Transactions:
Purchase payments received	5,197	1,968	3,959	1,301
Transfers between Sub-Accounts
(including the Fixed Account), net	(511)	4,751	(221)	3,775
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(26)	(19)	(17)	(11)
Cost of insurance and administrative expense charges	(903)	(824)	(633)	(572)
Net increase (decrease) from contract owner transactions	3,757	5,876	3,088	4,493

Total increase (decrease) in net assets	5,315	5,397	4,131	3,874

Net assets at beginning of year	7,604	2,207	5,280	1,406
Net assets at end of year	$ 12,919	$ 7,604	$ 9,411	$ 5,280

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MBI Sub-Account		MTC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		GS32010		AI42010
Net investment income (loss)	$ 180	$ 168	$ 6	$ -
Net realized gains (losses)	(116)	60	131	212
Net change in unrealized appreciation (depreciation)	1,162	(1,189)	1,441	(498)
Net increase (decrease) from operations	1,226	(961)	1,578	(286)

Contract Owner Transactions:
Purchase payments received	3,979	1,018	5,593	2,511
Transfers between Sub-Accounts
(including the Fixed Account), net	(74)	3,843	(560)	5,020
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(16)	(13)	(26)	(14)
Cost of insurance and administrative expense charges	(743)	(679)	(891)	(810)
Net increase (decrease) from contract owner transactions	3,146	4,169	4,116	6,707

Total increase (decrease) in net assets	4,372	3,208	5,694	6,421

Net assets at beginning of year	4,856	1,648	7,789	1,368
Net assets at end of year	$ 9,228	$ 4,856	$ 13,483	$ 7,789

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFL Sub-Account		FFJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		VKU2010		VGI2010
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	-	-	7	-
Net change in unrealized appreciation (depreciation)	309	-	1,751	-
Net increase (decrease) from operations	309	-	1,758	-

Contract Owner Transactions:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	23,159	-	87,159	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(4)	-	(30)	-
Cost of insurance and administrative expense charges	(41)	-	(550)	-
Net increase (decrease) from contract owner transactions	23,114	-	86,579	-

Total increase (decrease) in net assets	23,423	-	88,337	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 23,423	$ -	$ 88,337	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFS Sub-Account		FFQ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		MF92010		EM12010
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	-	-	-	-
Net change in unrealized appreciation (depreciation)	9	-	-	-
Net increase (decrease) from operations	9	-	-	-

Contract Owner Transactions:
Purchase payments received	2	-	84	-
Transfers between Sub-Accounts
(including the Fixed Account), net	255	-	372,751	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	-	-	(68)	-
Cost of insurance and administrative expense charges	-	-	(1,006)	-
Net increase (decrease) from contract owner transactions	257	-	371,761	-

Total increase (decrease) in net assets	266	-	371,761	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 266	$ -	$ 371,761	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	FFM Sub-Account		FFO Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		MF62010		MF32010
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized gains (losses)	1	-	2	-
Net change in unrealized appreciation (depreciation)	536	-	155	-
Net increase (decrease) from operations	537	-	157	-

Contract Owner Transactions:
Purchase payments received	10	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	44,755	-	24,839	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(14)	-	(8)	-
Cost of insurance and administrative expense charges	(202)	-	(179)	-
Net increase (decrease) from contract owner transactions	44,549	-	24,652	-

Total increase (decrease) in net assets	45,086	-	24,809	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 45,086	$ -	$ 24,809	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIT Sub-Account		EM1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		MF92010		EM12010
Net investment income (loss)	$ 21	$ 19	$ 624	$ 11
Net realized gains (losses)	7	(10)	2,774	125
Net change in unrealized appreciation (depreciation)	130	2	11,041	(3,032)
Net increase (decrease) from operations	158	11	14,439	(2,896)

Contract Owner Transactions:
Purchase payments received	243	243	43,880	26,088
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	29,064	30,648
Withdrawals, surrenders and surrender charges	-	-	-	(673)
Mortality and expense risk charges	(7)	(6)	(155)	(45)
Cost of insurance and administrative expense charges	(113)	(115)	(3,807)	(1,242)
Net increase (decrease) from contract owner transactions	123	122	68,982	54,776

Total increase (decrease) in net assets	281	133	83,421	51,880

Net assets at beginning of year	1,031	898	52,830	950
Net assets at end of year	$ 1,312	$ 1,031	$ 136,251	$ 52,830

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	GSS Sub-Account		MFK Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		MF62010		MF32010
Net investment income (loss)	$ 773	$ 3,158	$ -	$ -
Net realized gains (losses)	382	3,650	-	-
Net change in unrealized appreciation (depreciation)	(545)	(361)	(26)	-
Net increase (decrease) from operations	610	6,447	(26)	-

Contract Owner Transactions:
Purchase payments received	5,000	13,009	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	371	(69,127)	11,589	-
Withdrawals, surrenders and surrender charges	(5,174)	(8,718)	-	-
Mortality and expense risk charges	(158)	(591)	(1)	-
Cost of insurance and administrative expense charges	(2,718)	(4,866)	(21)	-
Net increase (decrease) from contract owner transactions	(2,679)	(70,293)	11,567	-

Total increase (decrease) in net assets	(2,069)	(63,846)	11,541	-

Net assets at beginning of year	29,758	93,604	-	-
Net assets at end of year	$ 27,689	$ 29,758	$ 11,541	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	HYS Sub-Account		IG1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011

Operations:		MF92010		EM12010
Net investment income (loss)	$ 7,609	$ 9,551	$ 82	$ 63
Net realized gains (losses)	2,611	5,293	(103)	767
Net change in unrealized appreciation (depreciation)	5,954	(9,510)	1,464	(1,747)
Net increase (decrease) from operations	16,174	5,334	1,443	(917)

Contract Owner Transactions:
Purchase payments received	15,289	15,309	4,652	1,343
Transfers between Sub-Accounts
(including the Fixed Account), net	34,534	(13,202)	(199)	4,304
Withdrawals, surrenders and surrender charges	(2,047)	(17,495)	-	-
Mortality and expense risk charges	(610)	(644)	(21)	(16)
Cost of insurance and administrative expense charges	(9,290)	(9,066)	(765)	(711)
Net increase (decrease) from contract owner transactions	37,876	(25,098)	3,667	4,920

Total increase (decrease) in net assets	54,050	(19,764)	5,110	4,003

Net assets at beginning of year	109,071	128,835	6,128	2,125
Net assets at end of year	$ 163,121	$ 109,071	$ 11,238	$ 6,128

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MIS Sub-Account		MMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		MF62010		MF32010
Net investment income (loss)	$ -	$ 67	$ -	$ -
Net realized gains (losses)	1,243	560	-	-
Net change in unrealized appreciation (depreciation)	(802)	(668)	-	-
Net increase (decrease) from operations	441	(41)	-	-

Contract Owner Transactions:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	787,099	-
Withdrawals, surrenders and surrender charges	(4,790)	(6,556)	-	-
Mortality and expense risk charges	(4)	(44)	(103)	-
Cost of insurance and administrative expense charges	(34)	(301)	(4,002)	-
Net increase (decrease) from contract owner transactions	(4,828)	(6,901)	782,994	-

Total increase (decrease) in net assets	(4,387)	(6,942)	782,994	-

Net assets at beginning of year	4,387	11,329	-	-
Net assets at end of year	$ -	$ 4,387	$ 782,994	$ -

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	NWD Sub-Account		RI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		MF92010		EM12010
Net investment income (loss)	$ -	$ -	$ 359	$ 278
Net realized gains (losses)	291	321	(807)	(34)
Net change in unrealized appreciation (depreciation)	148	(547)	2,927	(2,740)
Net increase (decrease) from operations	439	(226)	2,479	(2,496)

Contract Owner Transactions:
Purchase payments received	152	1,114	5,507	20,921
Transfers between Sub-Accounts
(including the Fixed Account), net	-	815	(22,256)	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(11)	(9)	(38)	(28)
Cost of insurance and administrative expense charges	(442)	(436)	(631)	(507)
Net increase (decrease) from contract owner transactions	(301)	1,484	(17,418)	20,386

Total increase (decrease) in net assets	138	1,258	(14,939)	17,890

Net assets at beginning of year	2,184	926	17,961	71
Net assets at end of year	$ 2,322	$ 2,184	$ 3,022	$ 17,961

The accompanying notes are an integral part of these financial statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TRS Sub-Account		MFJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		MF62010		MF32010
Net investment income (loss)	$ 3	$ 355	$ 641	$ 571
Net realized gains (losses)	1,691	(126)	483	(43)
Net change in unrealized appreciation (depreciation)	(1,028)	26	1,669	(1,110)
Net increase (decrease) from operations	666	255	2,793	(582)

Contract Owner Transactions:
Purchase payments received	-	-	3,490	27,426
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(11,984)	-
Withdrawals, surrenders and surrender charges	(13,335)	-	-	-
Mortality and expense risk charges	(14)	(81)	(26)	(17)
Cost of insurance and administrative expense charges	(186)	(671)	(935)	(602)
Net increase (decrease) from contract owner transactions	(13,535)	(752)	(9,455)	26,807

Total increase (decrease) in net assets	(12,869)	(497)	(6,662)	26,225

Net assets at beginning of year	12,962	13,459	26,225	-
Net assets at end of year	$ 93	$ 12,962	$ 19,563	$ 26,225

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	UTS Sub-Account		MFE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		MF92010		EM12010
Net investment income (loss)	$ 166	$ 107	$ 100	$ 71
Net realized gains (losses)	154	209	(2)	(4)
Net change in unrealized appreciation (depreciation)	132	(145)	498	(172)
Net increase (decrease) from operations	452	171	596	(105)

Contract Owner Transactions:
Purchase payments received	671	671	-	2,297
Transfers between Sub-Accounts
(including the Fixed Account), net	-	(208)	11,589	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(18)	(16)	(2)	1
Cost of insurance and administrative expense charges	(372)	(367)	(91)	(43)
Net increase (decrease) from contract owner transactions	281	80	11,496	2,255

Total increase (decrease) in net assets	733	251	12,092	2,150

Net assets at beginning of year	3,035	2,784	2,150	-
Net assets at end of year	$ 3,768	$ 3,035	$ 14,242	$ 2,150

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	MVS Sub-Account		MV1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		MF62010		MF32010
Net investment income (loss)	$ 1,771	$ 2,192	$ 1,742	$ 666
Net realized gains (losses)	6,245	22,851	4,930	3,277
Net change in unrealized appreciation (depreciation)	5,972	(24,222)	7,337	(5,942)
Net increase (decrease) from operations	13,988	821	14,009	(1,999)

Contract Owner Transactions:
Purchase payments received	12,986	18,990	13,866	44,460
Transfers between Sub-Accounts
(including the Fixed Account), net	(13)	(55,178)	42,358	13,200
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(570)	(823)	(188)	(79)
Cost of insurance and administrative expense charges	(8,403)	(9,347)	(3,930)	(1,673)
Net increase (decrease) from contract owner transactions	4,000	(46,358)	52,106	55,908

Total increase (decrease) in net assets	17,988	(45,537)	66,115	53,909

Net assets at beginning of year	87,600	133,137	55,797	1,888
Net assets at end of year	$ 105,588	$ 87,600	$ 121,912	$ 55,797

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SCB Sub-Account		SC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 828	$ 399	$ 915	$ 4,685
Net realized gains (losses)	10,570	2,759	(3,826)	(11,768)
Net change in unrealized appreciation (depreciation)	8,478	(480)	25,605	2,229
Net increase (decrease) from operations	19,876	2,678	22,694	(4,854)

Contract Owner Transactions:
Purchase payments received	50,500	43,488	18,586	18,096
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,110)	36,756	(2,956)	17,412
Withdrawals, surrenders and surrender charges	(2,370)	-	-	(7,010)
Mortality and expense risk charges	(478)	(358)	(379)	(368)
Cost of insurance and administrative expense charges	(8,850)	(6,258)	(5,199)	(4,382)
Net increase (decrease) from contract owner transactions	36,692	73,628	10,052	23,748

Total increase (decrease) in net assets	56,568	76,306	32,746	18,894

Net assets at beginning of year	131,445	55,139	73,631	54,737
Net assets at end of year	$ 188,013	$ 131,445	$ 106,377	$ 73,631

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	113 Sub-Account		115 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		1152010		SCM2009
Net investment income (loss)	$ 14,020	$ 9,469	$ 915	$ 1,646
Net realized gains (losses)	25,158	44,225	7,947	2,337
Net change in unrealized appreciation (depreciation)	25,565	(73,546)	(767)	4,621
Net increase (decrease) from operations	64,743	(19,852)	8,095	8,604

Contract Owner Transactions:
Purchase payments received	10,647	53,672	17,552	75,472
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(4,745)	15,177
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(1,087)	(1,028)	(265)	(198)
Cost of insurance and administrative expense charges	(18,633)	(15,216)	(3,586)	(2,426)
Net increase (decrease) from contract owner transactions	(9,073)	37,428	8,956	88,025

Total increase (decrease) in net assets	55,670	17,576	17,051	96,629

Net assets at beginning of year	510,686	493,110	106,731	10,102
Net assets at end of year	$ 566,356	$ 510,686	$ 123,782	$ 106,731

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SDC Sub-Account		SGC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 2,573	$ 2,916	$ 891	$ 444
Net realized gains (losses)	179	2,316	13,496	5,799
Net change in unrealized appreciation (depreciation)	1,915	(3,767)	(2,964)	(5,699)
Net increase (decrease) from operations	4,667	1,465	11,423	544

Contract Owner Transactions:
Purchase payments received	35,484	310,820	2,610	4,217
Transfers between Sub-Accounts
(including the Fixed Account), net	(134,402)	(165,599)	52,102	591
Withdrawals, surrenders and surrender charges	(733)	(47,371)	(3,912)	-
Mortality and expense risk charges	(1,029)	(1,221)	(195)	(144)
Cost of insurance and administrative expense charges	(11,887)	(14,511)	(4,005)	(2,375)
Net increase (decrease) from contract owner transactions	(112,567)	82,118	46,600	2,289

Total increase (decrease) in net assets	(107,900)	83,583	58,023	2,833

Net assets at beginning of year	289,814	206,231	40,271	37,438
Net assets at end of year	$ 181,914	$ 289,814	$ 98,294	$ 40,271

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	112 Sub-Account		117 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		1152010		SCM2009
Net investment income (loss)	$ 27,046	$ 8,751	$ 4	$ 26
Net realized gains (losses)	22,217	19,260	79	905
Net change in unrealized appreciation (depreciation)	55,895	(54,589)	331	(1,064)
Net increase (decrease) from operations	105,158	(26,578)	414	(133)

Contract Owner Transactions:
Purchase payments received	304,805	871,865	1,419	3,073
Transfers between Sub-Accounts
(including the Fixed Account), net	124,942	50,145	209	(808)
Withdrawals, surrenders and surrender charges	-	-	-	(696)
Mortality and expense risk charges	(2,045)	(1,103)	(17)	(18)
Cost of insurance and administrative expense charges	(41,495)	(22,814)	(271)	(355)
Net increase (decrease) from contract owner transactions	386,207	898,093	1,340	1,196

Total increase (decrease) in net assets	491,365	871,515	1,754	1,063

Net assets at beginning of year	871,515	-	3,542	2,479
Net assets at end of year	$ 1,362,880	$ 871,515	$ 5,296	$ 3,542

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	VKM Sub-Account		OCF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ -	$ 6	$ 48	$ 24
Net realized gains (losses)	242	275	(8)	(40)
Net change in unrealized appreciation (depreciation)	(119)	(301)	863	(69)
Net increase (decrease) from operations	123	(20)	903	(85)

Contract Owner Transactions:
Purchase payments received	284	284	524	524
Transfers between Sub-Accounts
(including the Fixed Account), net	353	(800)	2,613	-
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(10)	(8)	(47)	(44)
Cost of insurance and administrative expense charges	(108)	(124)	(609)	(572)
Net increase (decrease) from contract owner transactions	519	(648)	2,481	(92)

Total increase (decrease) in net assets	642	(668)	3,384	(177)

Net assets at beginning of year	1,398	2,066	6,696	6,873
Net assets at end of year	$ 2,040	$ 1,398	$ 10,080	$ 6,696

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	OGG Sub-Account		PCR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		1152010		SCM2009
Net investment income (loss)	$ 874	$ -	$ 2,721	$ 6,945
Net realized gains (losses)	(106)	(82)	2,986	(327)
Net change in unrealized appreciation (depreciation)	8,542	(5,191)	(2,108)	(14,308)
Net increase (decrease) from operations	9,310	(5,273)	3,599	(7,690)

Contract Owner Transactions:
Purchase payments received	7,835	38,379	28,008	59,243
Transfers between Sub-Accounts
(including the Fixed Account), net	1,439	8,733	15,426	32,546
Withdrawals, surrenders and surrender charges	-	-	-	-
Mortality and expense risk charges	(94)	(57)	(192)	(96)
Cost of insurance and administrative expense charges	(1,339)	(771)	(3,050)	(1,574)
Net increase (decrease) from contract owner transactions	7,841	46,284	40,192	90,119

Total increase (decrease) in net assets	17,151	41,011	43,791	82,429

Net assets at beginning of year	41,011	-	82,429	-
Net assets at end of year	$ 58,162	$ 41,011	$ 126,220	$ 82,429

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PMB Sub-Account		SBJ Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 14,360	$ 12,122	$ 1,272	$ 177
Net realized gains (losses)	938	(227)	73	224
Net change in unrealized appreciation (depreciation)	32,138	2,120	1,784	(1,960)
Net increase (decrease) from operations	47,436	14,015	3,129	(1,559)

Contract Owner Transactions:
Purchase payments received	34,503	88,827	11,369	28,147
Transfers between Sub-Accounts
(including the Fixed Account), net	22,726	26,572	-	6,252
Withdrawals, surrenders and surrender charges	(452)	(19,612)	-	-
Mortality and expense risk charges	(1,101)	(988)	(139)	(81)
Cost of insurance and administrative expense charges	(15,257)	(13,184)	(2,154)	(1,248)
Net increase (decrease) from contract owner transactions	40,419	81,615	9,076	33,070

Total increase (decrease) in net assets	87,855	95,630	12,205	31,511

Net assets at beginning of year	266,743	171,113	31,511	-
Net assets at end of year	$ 354,598	$ 266,743	$ 43,716	$ 31,511

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	PRR Sub-Account		PTR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		1152010		SCM2009
Net investment income (loss)	$ 912	$ 1,864	$ 4,294	$ 2,502
Net realized gains (losses)	5,799	5,762	4,734	3,428
Net change in unrealized appreciation (depreciation)	446	2,170	6,137	(2,163)
Net increase (decrease) from operations	7,157	9,796	15,165	3,767

Contract Owner Transactions:
Purchase payments received	9,119	9,589	21,213	14,376
Transfers between Sub-Accounts
(including the Fixed Account), net	-	(5,866)	436	64,656
Withdrawals, surrenders and surrender charges	(879)	(9,828)	-	(13,483)
Mortality and expense risk charges	(486)	(496)	(990)	(520)
Cost of insurance and administrative expense charges	(4,551)	(4,492)	(11,173)	(8,775)
Net increase (decrease) from contract owner transactions	3,203	(11,093)	9,486	56,254

Total increase (decrease) in net assets	10,360	(1,297)	24,651	60,021

Net assets at beginning of year	82,805	84,102	158,164	98,143
Net assets at end of year	$ 93,165	$ 82,805	$ 182,815	$ 158,164

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SBB Sub-Account		SC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 2,365	$ -	$ 853	$ 411
Net realized gains (losses)	370	10	1,017	2,245
Net change in unrealized appreciation (depreciation)	(402)	402	3,055	(4,809)
Net increase (decrease) from operations	2,333	412	4,925	(2,153)

Contract Owner Transactions:
Purchase payments received	16,500	14,544	9,472	13,069
Transfers between Sub-Accounts
(including the Fixed Account), net	(32,180)	-	(56,828)	4,539
Withdrawals, surrenders and surrender charges	-	-	(789)	-
Mortality and expense risk charges	(34)	(7)	(238)	(240)
Cost of insurance and administrative expense charges	(1,186)	(382)	(2,921)	(3,018)
Net increase (decrease) from contract owner transactions	(16,900)	14,155	(51,304)	14,350

Total increase (decrease) in net assets	(14,567)	14,567	(46,379)	12,197

Net assets at beginning of year	14,567	-	46,379	34,182
Net assets at end of year	$ -	$ 14,567	$ -	$ 46,379

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	116 Sub-Account		SLC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		1152010		SCM2009
Net investment income (loss)	$ -	$ -	$ 476	$ 203
Net realized gains (losses)	19	191	(414)	6,491
Net change in unrealized appreciation (depreciation)	6	(205)	3,272	(9,154)
Net increase (decrease) from operations	25	(14)	3,334	(2,460)

Contract Owner Transactions:
Purchase payments received	145	190	3,732	12,044
Transfers between Sub-Accounts
(including the Fixed Account), net	(255)	-	(36,456)	833
Withdrawals, surrenders and surrender charges	-	(745)	-	-
Mortality and expense risk charges	(1)	(1)	(119)	(111)
Cost of insurance and administrative expense charges	(79)	(210)	(2,589)	(2,500)
Net increase (decrease) from contract owner transactions	(190)	(766)	(35,432)	10,266

Total increase (decrease) in net assets	(165)	(780)	(32,098)	7,806

Net assets at beginning of year	165	945	32,098	24,292
Net assets at end of year	$ -	$ 165	$ -	$ 32,098

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SPC Sub-Account		114 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 2,083	$ 1,995	$ 9,067	$ 4,457
Net realized gains (losses)	3,679	1,029	8,455	5,763
Net change in unrealized appreciation (depreciation)	(1,793)	(1,951)	4,112	(4,506)
Net increase (decrease) from operations	3,969	1,073	21,634	5,714

Contract Owner Transactions:
Purchase payments received	1,004	1,740	66,152	158,937
Transfers between Sub-Accounts
(including the Fixed Account), net	(30,971)	1,962	(330,453)	84,899
Withdrawals, surrenders and surrender charges	-	(1,021)	(6)	-
Mortality and expense risk charges	(120)	(114)	(635)	(442)
Cost of insurance and administrative expense charges	(1,678)	(1,470)	(16,163)	(11,810)
Net increase (decrease) from contract owner transactions	(31,765)	1,097	(281,105)	231,584

Total increase (decrease) in net assets	(27,796)	2,170	(259,471)	237,298

Net assets at beginning of year	27,796	25,626	259,471	22,173
Net assets at end of year	$ -	$ 27,796	$ -	$ 259,471

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC5 Sub-Account		LCG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 332	$ 42	$ 155	$ 21
Net realized gains (losses)	19	(1,258)	316	(17)
Net change in unrealized appreciation (depreciation)	12,177	(5,582)	641	(641)
Net increase (decrease) from operations	12,528	(6,798)	1,112	(637)

Contract Owner Transactions:
Purchase payments received	9,245	26,765	2,361	9,209
Transfers between Sub-Accounts
(including the Fixed Account), net	(87,159)	-	(11,635)	-
Withdrawals, surrenders and surrender charges	-	(1,183)	-	-
Mortality and expense risk charges	(348)	(355)	(17)	(12)
Cost of insurance and administrative expense charges	(6,025)	(5,795)	(224)	(157)
Net increase (decrease) from contract owner transactions	(84,287)	19,432	(9,515)	9,040

Total increase (decrease) in net assets	(71,759)	12,634	(8,403)	8,403

Net assets at beginning of year	71,759	59,125	8,403	-
Net assets at end of year	$ -	$ 71,759	$ -	$ 8,403

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	SC2 Sub-Account		SC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations:		PRR2010		PTR2010
Net investment income (loss)	$ 655	$ 1,119	$ 512	$ 949
Net realized gains (losses)	810	533	6	3
Net change in unrealized appreciation (depreciation)	197	441	-	-
Net increase (decrease) from operations	1,662	2,093	518	952

Contract Owner Transactions:
Purchase payments received	1,806	1,800	213,502	1,353,735
Transfers between Sub-Accounts
(including the Fixed Account), net	(26,757)	-	(900,035)	(581,146)
Withdrawals, surrenders and surrender charges	(5,154)	(930)	(3)	-
Mortality and expense risk charges	(144)	(175)	(1,204)	(1,198)
Cost of insurance and administrative expense charges	(1,516)	(1,948)	(43,764)	(41,360)
Net increase (decrease) from contract owner transactions	(31,765)	(1,253)	(731,504)	730,031

Total increase (decrease) in net assets	(30,103)	840	(730,986)	730,983

Net assets at beginning of year	30,103	29,263	730,986	3
Net assets at end of year	$ -	$ 30,103	$ -	$ 730,986

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	TBC Sub-Account
	December 31,	December 31,
	2012	2011
Operations:		PRR2010
Net investment income (loss)	$ 259	$ -
Net realized gains (losses)	1,008	3,764
Net change in unrealized appreciation (depreciation)	24,729	(4,106)
Net increase (decrease) from operations	25,996	(342)

Contract Owner Transactions:
Purchase payments received	13,814	6,641
Transfers between Sub-Accounts
(including the Fixed Account), net	936	66,892
Withdrawals, surrenders and surrender charges	-	(17,498)
Mortality and expense risk charges	(939)	(492)
Cost of insurance and administrative expense charges	(8,142)	(5,549)
Net increase (decrease) from contract owner transactions	5,669	49,994

Total increase (decrease) in net assets	31,665	49,652

Net assets at beginning of year	142,601	92,949
Net assets at end of year	$ 174,266	$ 142,601

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2012

1. BUSINESS AND ORGANIZATION

Sun Life (N.Y.) Variable Account D (the “Variable Account”) is a separate account of Sun Life Insurance and Annuity Company of New York (the “Sponsor”), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”), and was established on April 24, 2003 as a funding vehicle for the variable portion of Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II Variable Universal life (“VUL”), Sun Executive VUL, Sun Prime VUL, Sun Prime Survivorship, Sun Protector VUL, and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Effective at the close of business on December 7, 2012, the funds of the Sun Capital Advisors Trust (the “Trust”) were integrated into the family of funds managed by Massachusetts Financial Services Company (“MFS”), an affiliate of the Sponsor.

•	Certain funds of the Trust changed their names and adopted investment strategies managed by MFS (included below with name changes occurring during the year)

•	Certain funds of the Trust reorganized and merged into existing funds managed by MFS (included below with fund mergers occurring during the year)

•
The remaining funds of the Trust liquidated and any liquidation proceeds not transferred by a contract owner to other investment options were transferred to the money market option under the relevant contract (included below with fund liquidations occurring during the year)

On December 17, 2012, Sun Life Financial Inc., the Sponsor’s indirect parent company, announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC (“the Sale Transaction”).  As part of the Sale Transaction, Delaware Life Holdings, LLC will acquire all of the issued and outstanding shares of stock of the Sponsor’s parent, Sun Life Assurance Company of Canada (U.S.) and the Sponsor.  The Sale Transaction is expected to close by the end of the second quarter 2013, subject to regulatory approvals and customary closing conditions.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
112	SC Ibbotson Balanced (Initial Class)	December 10, 2012
113	SC Ibbotson Growth (Initial Class)	December 10, 2012
115	SC BlackRock Inflation Protected Bond (Initial Class)	December 10, 2012
117	SC Columbia Small Cap Value Initial	December 10, 2012
SDC	SC Goldman Sachs Short Duration Fund (Initial Class)	December 10, 2012
SGC	SC Goldman Sachs Mid Cap Value Fund (Initial Class)	December 10, 2012
SCB	SC BlackRock Small Cap Index Fund (Initial Class)	December 10, 2012
SC3	Sun Capital Global Real Estate Fund (Initial Class)	December 10, 2012

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

1. BUSINESS AND ORGANIZATION (CONTINUED)

The following Sub-Accounts merged with new or existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
SC7	FFM	December 10, 2012
116	FFS	December 10, 2012
SLC	FFO	December 10, 2012
114	FFQ	December 10, 2012
SC5	FFJ	December 10, 2012
LCG	FFL	December 10, 2012
SC2	FFQ	December 10, 2012

Closed Sub-Account	Existing Sub-Account	Effective Date
SPC	HYS	December 10, 2012

The following Sub-Accounts were liquidated during the current year.  Upon liquidation funds were transferred to a new money market fund, MMS Sub-Account:
Liquidated Sub-Account	Effective Date
SBB	December 10, 2012
SC1	December 10, 2012

A summary of the commencement dates related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
SBB4, SBJ4	November 15, 2010
FL14, FVB4, FVS4, ISC4, LCG4, MFE4, MFJ4, OGG4, PCR4, SIC4, VLC4, 1124, 3004, 3024, 3044, 3054, 3064, 3084	April 30, 2010
SC1	April 27, 2009
SDC, SGC, SLC, SPC	February 23, 2009
FIS5	November 3, 2008
EM15, 1145, 1165, 1175, 9XX5, 3076, MFK6	October 6, 2008
FMS7, FVM7, IG17, MBI7, MBO7, MCA7, MCC7, MTC7, MV17, VKM7, 1137, 1157	September 1, 2008
RI15	March 10, 2008
FTG	January 7, 2008

4 First activity in Sub-Account 2011.
5 First activity in Sub-Account 2009.
6 First activity in Sub-Account 2012.
7 First activity in Sub-Account 2010.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

1. BUSINESS AND ORGANIZATION (CONTINUED)

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
SGI	2009

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2012.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in note 5.

Purchase Payments
Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Loans
Contract holders are permitted to borrow against the cash value of their accounts.  The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset.  Contract loan activity is reflected in the withdrawals, surrenders and surrender charges line on the Statement of Changes in Net Assets.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions
Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2003 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Variable Account’s financial statements, noting there are no subsequent events requiring accounting or disclosure.

New and Adopted Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of Topic 820, but to improve upon an entities consistency in application across jurisdictions to ensure that U.S. GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  On January 1, 2012, the Variable Account adopted the provisions of ASU 2011-04. The adoption did not impact the Variable Account’s financial statements or disclosures.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements (continued)
In October 2012, FASB issued ASU 2012-04, “Technical Corrections and Improvements”.  The amendments in this update cover a wide range of Topics in the Codification. The technical corrections (Section A) are divided into three main categories: (1) Source literature amendments – amendments to carry forward the original intent of certain pre-Codification authoritative literature that was inadvertently altered during the Codification process, (2) Guidance clarification and reference corrections – changes in wording and references to avoid misapplication or misinterpretation of guidance, and (3) Relocated guidance – moving guidance from one part of the Codification to another to correct instances in which the scope of pre-Codification guidance may have been unintentionally narrowed or broadened during the Codification process. The purpose of Section B of ASU 2012-04 is to conform the use of the term “fair value” throughout the Codification “to fully reflect the fair value measurement and disclosure requirements” of Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement”. These provisions are effective upon issuance, except for amendments that are subject to transition guidance discussed below. The Variable Account adopted the provisions of ASU 2012-04 on October 1, 2012.  The adoption did not impact the Variable Account’s financial statements or disclosures.

Accounting Pronouncements Not Yet Adopted
ASU 2012-04 includes certain amendments that are subject to transition guidance that will be effective for fiscal periods beginning after December 15, 2012.  The Variable Account will adopt these amendments on January 1, 2013 and does not expect its requirements to have a material impact on the Variable Account’s financial statements or disclosures.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value.  Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, US GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2012, the inputs used to price the Funds are observable and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2012. As of December 31, 2012, the Level 1 assets held by the funds was $8.6 million.  There were no transfers between levels during the period.

4. RELATED PARTY TRANSACTIONS

As of December 31, 2012, MFS, an affiliate of the Sponsor, is the investment advisor to certain of the Funds and charges a management fee at an annual rate ranging from 0.40% to 1.05% of the Funds’ average daily net assets.

MFS does not charge a management fee for Sub-Accounts 112 and 113.

For additional related party transactions, see notes 1 and 5.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

5. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted at the monthly anniversary date from the contract owner’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor.  For Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Prime VUL, Futurity Survivorship II VUL, and Sun Prime Survivorship contracts, as of December 31, 2012 the maximum deduction is at an effective annual rate of 0.60%.  For Sun Protector VUL, as of December 31, 2012 the maximum deduction is an effective annual rate of 0.75%.

Charges for Life Insurance Protection
On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Administration charges
Each month on the account anniversary date, an account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses.  For the Single Life Products (Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Protector VUL, and Sun Prime VUL) the Account Fee is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  For the Survivorship Product (Futurity Survivorship II and Sun Prime Survivorship), the Account Fee is deducted for the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured.  As of December 31, 2012, the Account Fee is $8 for Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL and Sun Prime VUL, and $10 for Sun Protector VUL and Sun Executive VUL and Sun Prime Survivorship.

Surrender charges
A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase.  The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Survivorship Products, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase.  For the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and 9 years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  For the Sun Protector VUL and Sun Prime VUL products, the surrender charge applies to the first 14 and 10 years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  Sun Executive VUL does not have a surrender charge.  Surrender charges are deducted and retained by the Sponsor.  These charges are reflected in the “Withdrawals, surrenders and surrender charges” line on the Statement of Changes in Net Assets for each Sub-Account.

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes from the premium payment.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases	Sales
AL4	$2,344	$3,548
AN3	5,022	9,284
308	8,854	24,565
304	4,288	1,001
307	23,624	45
306	57	418
302	9,063	1,536
305	14,366	2,475
300	2,366	11,398
9XX	61,441	27,052
MCC	7,158	12,329
DGO	1,503	1,047
DMC	5,777	4,031
SCV	2,723	3,209
SSC	716	1,886
FVB	165,551	39,088
FL1	12,228	2,718
FL6	25,323	13,865
FL8	2,882	2,557
FIS	262,367	199,915
FL4	12,830	5,821
FVM	66,154	5,910
FL5	3,311	3,410
FL7	38,298	19,061
SGI	23,381	3,522
ISC	15,137	843
FVS	978	531
SIC	40,184	4,669
FMS	4,128	1,254
FTI	10,595	10,792
FTG	2,883	511
GS8	-	6
GS3	4,381	5,542
AI4	19,815	9,498
VLC	2,505	12,491
VGI	355	189
MBO	5,303	1,440
MCA	4,580	872
MBI	4,238	912
MTC	5,678	1,556
FFL	23,158	44
FFJ	87,159	580
FFS	257	-
FFQ	372,835	1,074

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FFM	$44,766	$217
FFO	24,839	187
MIT	264	120
EM1	77,090	4,502
GSS	6,217	7,904
MFK	11,589	22
HYS	56,888	11,403
IG1	4,877	1,128
MIS	-	4,828
MMS	787,098	4,104
NWD	379	454
RI1	5,865	22,924
TRS	2	13,534
MFJ	4,131	12,945
UTS	838	391
MFE	11,689	93
MVS	19,317	8,957
MV1	63,839	4,700
SCB	58,415	14,770
SC3	18,656	7,689
113	50,159	19,716
115	25,877	8,595
SDC	38,749	148,743
SGC	66,944	8,629
112	505,824	66,810
117	1,767	265
VKM	844	99
OCF	2,990	461
OGG	10,147	1,432
PCR	52,272	5,111
PMB	72,909	18,130
SBJ	12,815	2,293
PRR	14,623	5,738
PTR	27,916	10,695
SBB	42,593	56,469
SC7	20,286	60,775
116	184	335
SLC	13,077	39,198
SPC	8,998	36,903
114	117,189	369,710
SC5	22,392	93,471
LCG	16,235	23,399
SC2	4,166	33,566
SC1	214,016	945,002
TBC	13,831	7,903

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2012 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL4	170	249	(79)
AN3	439	829	(390)
308	342	1,488	(1,146)
304	276	67	209
307	1,539	3	1,536
306	-	30	(30)
302	586	110	476
305	665	61	604
300	174	839	(665)
9XX	2,939	342	2,597
MCC	527	916	(389)
DGO	14	45	(31)
DMC	454	363	91
SCV	144	194	(50)
SSC	43	100	(57)
FVB	7,853	206	7,647
FL1	900	216	684
FL6	1,148	698	450
FL8	117	111	6
FIS	19,227	15,681	3,546
FL4	966	685	281
FVM	4,081	477	3,604
FL5	285	295	(10)
FL7	2,670	1,555	1,115
SGI	1,357	163	1,194
ISC	1,004	60	944
FVS	87	50	37
SIC	2,117	282	1,835
FMS	407	130	277
FTI	440	556	(116)
FTG	159	35	124
GS8	-	1	(1)
GS3	290	486	(196)
AI4	865	464	401
VLC	186	985	(799)
VGI	20	11	9
MBO	550	152	398
MCA	339	75	264

	Units Issued	Units Redeemed	Net Increase (Decrease)
MBI	521	109	412
MTC	538	142	396
FFL	2,315	4	2,311
FFJ	8,588	57	8,531
FFS	25	-	25
FFQ	37,244	107	37,137
FFM	4,387	21	4,366
FFO	2,418	18	2,400
MIT	18	9	9
EM1	5,608	305	5,303
GSS	313	468	(155)
MFK	935	2	933
HYS	2,672	641	2,031
IG1	325	69	256
MIS	-	432	(432)
MMS	78,709	410	78,299
NWD	11	32	(21)
RI1	496	2,065	(1,569)
TRS	-	858	(858)
MFJ	283	1,050	(767)
UTS	29	17	12
MFE	808	6	802
MVS	721	499	222
MV1	5,104	374	4,730
SCB	3,881	1,061	2,820
SC3	1,672	768	904
113	742	1,374	(632)
115	1,276	625	651
SDC	3,226	13,459	(10,233)
SGC	4,577	679	3,898
112	30,564	3,097	27,467
117	120	21	99
VKM	36	7	29
OCF	216	45	171
OGG	750	116	634
PCR	4,299	321	3,978
PMB	3,432	1,008	2,424
SBJ	1,080	218	862
PRR	450	292	158
PTR	1,126	632	494
SBB	1,565	3,168	(1,603)
SC7	746	4,788	(4,042)
116	9	21	(12)
SLC	368	3,862	(3,494)
SPC	70	2,277	(2,207)
114	4,848	25,448	(20,600)
SC5	515	5,209	(4,694)
LCG	180	906	(726)
SC2	99	1,834	(1,735)
SC1	21,121	93,485	(72,364)
TBC	843	519	324
7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2011 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL4	152	252	(100)
AN3	522	2,340	(1,818)
308	1,446	26	1,420
304	1,127	43	1,084
306	314	-	314
302	3,665	66	3,599
305	1,669	25	1,644
300	677	12	665
9XX	6,556	144	6,412
MCC	1,495	87	1,408
DGO	15	45	(30)
DMC	520	2,697	(2,177)
SCV	182	126	56
SSC	52	745	(693)
FVB	2,177	133	2,044
FL1	5,637	111	5,526
FL6	1,518	2,419	(901)
FL8	215	195	20
FIS	40,506	3,013	37,493
FL4	1,118	5,015	(3,897)
FVM	8,388	262	8,126
FL5	276	1,106	(830)
FL7	4,365	14,363	(9,998)
SGI	3,956	158	3,798
ISC	1,202	21	1,181
FVS	565	8	557
SIC	9,723	184	9,539
FMS	626	73	553
FTI	499	1,683	(1,184)
FTG	81	95	(14)
GS3	489	286	203
AI4	7,986	143	7,843
VLC	833	31	802
VGI	13	15	(2)
MBO	732	92	640
MCA	434	50	384
MBI	591	84	507
MTC	815	89	726
MIT	20	10	10
EM1	4,607	159	4,448
GSS	740	4,740	(4,000)
HYS	790	2,085	(1,295)
IG1	381	49	332
MIS	-	692	(692)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
NWD	135	31	104
RI1	1,886	48	1,838
TRS	-	50	(50)
MFJ	2,509	57	2,452
UTS	25	22	3
MFE	214	4	210
MVS	1,276	4,390	(3,114)
MV1	5,362	163	5,199
SCB	7,323	604	6,719
SC3	4,717	1,562	3,155
113	3,806	1,152	2,654
115	7,848	227	7,621
SDC	28,774	21,172	7,602
SGC	389	204	185
112	68,051	1,765	66,286
117	244	149	95
VKM	14	45	(31)
OCF	46	54	(8)
OGG	3,745	66	3,679
PCR	8,946	163	8,783
PMB	10,121	2,963	7,158
SBJ	3,237	125	3,112
PRR	530	1,143	(613)
PTR	4,532	1,306	3,226
SBB	1,647	44	1,603
SC7	1,687	312	1,375
116	14	69	(55)
SLC	1,132	230	902
SPC	280	197	83
114	19,769	994	18,775
SC5	2,259	619	1,640
LCG	740	14	726
SC2	139	236	(97)
SC1	134,189	61,825	72,364
TBC	4,835	1,548	3,287

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31			For the year ended December 31
				Investment
			Net	Income
	Units	Unit Value	Assets	Ratio1	Total Return 2
AL4
2012	3,140	$ 16.1179	$ 50,609	-%	16.21%
2011	3,219	13.8697	44,642	0.32	(8.27)
2010	3,319	15.1209	50,192	-	19.38
2009	3,502	12.6660	44,358	-	51.70
2008	3,799	8.3491	31,719	0.16	(58.36)
AN3
2012	3,395	13.2447	44,963	1.35	17.24
2011	3,785	11.2967	42,756	1.14	6.07
2010	5,603	10.6502	59,678	-	12.80
2009	5,556	9.4418	52,460	3.62	20.35
2008	5,091	7.8453	39,942	1.68	(40.69)
308
2012	274	14.0272	3,842	0.67	13.88
2011	1,420	12.3172	17,494	2.20	(1.86)
304
2012	1,293	15.7574	20,382	1.10	22.56
2011	1,084	12.8566	13,924	1.70	(9.60)
307
2012	1,536	15.4184	23,688	1.90	2.40
306
2012	284	14.8857	4,227	1.34	18.18
2011	314	12.5960	3,956	0.05	(20.04)
302
2012	4,075	14.5477	59,283	1.81	17.48
2011	3,599	12.3829	44,551	2.05	(2.71)
305
2012	2,248	16.1794	36,375	8.43	13.70
2011	1,644	14.2296	23,395	9.01	1.64

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
300
2012	-		$ -		$ -	0.05%		14.31%
2011	665		11.7810		7,833	2.25		(14.82)
9XX
2012	9,132		13.7356		125,439	1.61		9.97
2011	6,535		12.4907		81,625	3.48	(8.02)	to	(3.64)
2010	123		12.9626		1,590	0.64		9.76
2009	229		11.8099		2,705	1.39		18.10
MCC
2012	1,257		7.9287		9,969	-		11.12
2011	1,646	7.1351	to	9.6073	13,788	-	(13.63)	to	(12.11)
2010	238		8.1186		1,929	-		(18.81)
DGO
2012	884		23.6262		20,877	0.24		11.02
2011	915		21.2807		19,464	0.96		8.13
2010	945		19.6807		18,595	-		36.32
2009	991		14.4372		14,311	-		45.41
2008	1,008		9.9289		10,008	-		(40.55)
DMC
2012	4,060		17.7939		72,240	0.44		19.67
2011	3,969		14.8685		59,012	0.58		0.39
2010	6,146		14.8101		91,021	0.96		27.10
2009	6,148		11.6526		71,643	1.41		35.51
2008	5,695		8.5992		48,969	0.92		(40.42)
SCV
2012	1,787		19.6769		35,163	1.15		13.77
2011	1,837		17.2961		31,770	1.09		(6.08)
2010	1,781		18.4156		32,805	1.29		23.07
2009	1,896		14.9638		28,377	1.92		29.70
2008	1,975		11.5368		22,782	1.83		(33.42)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
SSC
2012	827		$25.1030		$ 20,773	0.63%		15.88%
2011	884		21.6633		19,144	0.64		(4.58)
2010	1,577		22.7021		35,790	0.63		26.11
2009	1,568		18.0024		28,226	1.50		26.27
2008	1,466		14.2570		20,896	1.27		(34.33)
FVB
2012	9,692		15.9471		154,563	6.38		14.82
2011	2,045		13.8888		28,406	1.95	(8.64)	to	(4.64)
FL1
2012	6,210		13.1625		81,745	1.28		16.14
2011	5,526		11.3333		62,633	1.15		(3.89)
FL6
2012	9,227		19.7174		181,935	1.38		16.31
2011	8,777		16.9527		148,798	0.99		(2.64)
2010	9,678		17.4119		168,517	1.28		17.11
2009	8,379		14.8682		124,581	1.91		35.66
2008	4,019		10.9595		44,044	1.70		(42.61)
FL8
2012	3,344		11.0992		37,112	0.50		14.54
2011	3,338		9.6898		32,358	0.26		0.14
2010	3,318		9.6762		32,118	0.18		24.06
2009	3,541		7.7999		27,626	0.34		28.15
2008	3,900		6.0866		23,739	0.73		(47.23)
FIS
2012	56,748	10.4656	to	13.0198	731,219	1.96		15.63
2011	53,202	9.0508	to	11.2598	594,593	2.98		1.78
2010	15,709		11.0624		172,719	9.76	10.62	to	14.73
2009	30		7.7507		236	3.35		(22.49)
FL4
2012	8,337		13.3472		111,276	2.10		15.81
2011	8,056		11.5253		92,839	1.48		1.93
2010	11,953		11.3072		135,146	1.95		14.91
2009	11,942		9.8400		117,511	2.59		26.48
2008	11,255		7.7796		87,563	2.40		(37.07)
FVM
2012	11,859	10.7485	to	13.5547	157,253	0.51		14.56
2011	8,255	9.3822	to	11.8317	95,329	0.04	(11.57)	to	(10.85)
2010	129		10.5243		1,363	0.08		5.24

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
FL5
2012	4,208		$12.4300		$ 52,416	0.04%		0.04%
2011	4,218		12.4248		52,515	0.03		0.03
2010	5,048		12.4214		62,808	0.08		0.14
2009	5,239		12.4036		64,898	0.66		0.62
2008	12,128		12.3273		149,511	2.90		2.92
FL7
2012	14,920		13.7952		205,825	2.11		20.54
2011	13,805		11.4445		157,998	1.41		(17.23)
2010	23,803		13.8263		329,105	1.49		12.99
2009	22,073		12.2366		270,103	2.89		26.44
2008	12,058		9.6779		116,696	3.63		(43.86)
SGI
2012	5,142	12.1877	to	14.2534	72,293	0.93		14.83
2011	3,948	10.6137	to	12.4126	48,462	3.33		(6.29)
2010	150	11.3266	to	13.2464	1,813	2.25	13.27	to	32.46
2009	72		11.1157		798	0.58		11.16
ISC
2012	2,125		14.4068		30,614	5.93		12.65
2011	1,181		12.7887		15,103	5.52		1.90
FVS
2012	594	12.2382	to	13.2445	7,602	0.80		18.39
2011	557	10.3374	to	11.1874	6,074	0.32	(5.33)	to	(1.39)
SIC
2012	11,374	14.2391	to	14.5134	164,936	6.70		12.75
2011	9,539	12.6286	to	12.8719	122,657	4.96	(2.15)	to	2.33
FMS
2012	1,047	9.7106	to	11.9806	10,960	2.17		14.24
2011	770	8.4999	to	10.4869	7,121	2.72	(1.90)	to	(1.04)
2010	217		8.5894		1,862	1.81		(14.11)
FTI
2012	3,647		23.7658		86,663	3.00		18.23
2011	3,763		20.1009		75,635	1.77		(10.63)
2010	4,947		22.4927		111,267	1.87		8.41
2009	4,799		20.7486		99,566	3.05		37.04
2008	4,539		15.1403		68,719	2.37		(40.38)
FTG
2012	565		20.2291		11,426	2.02		21.07
2011	441		16.7091		7,375	1.41		(6.97)
2010	455		17.9619		8,180	2.48		7.39
2009	29		16.7253		479	2.99		31.10
2008	23		12.7573		294	1.68		(40.55)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
GS8
2012	2		$18.9374		$ 45	1.15%		18.47%
2011	3		15.9853		44	-		(6.38)
2010	3		17.0738		55	-		25.00
2009	4		13.6591		53	2.10		33.15
2008	5		10.2582		50	0.79		(37.05)
GS3
2012	4,769		12.3481		58,884	1.84		14.46
2011	4,965		10.7884		53,566	1.82		4.05
2010	4,762		10.3689		49,374	1.55		12.84
2009	4,682		9.1889		43,024	2.20		21.15
2008	4,423		7.5850		33,548	1.66		(37.00)
AI4
2012	10,704	9.3725	to	19.4810	208,112	1.47		15.53
2011	10,303	8.1125	to	16.8620	173,475	1.27		(6.74)
2010	2,460	8.6989	to	18.0808	44,395	2.41		12.86
2009	2,307	7.7075	to	16.0202	36,767	1.66	(22.92)	to	35.24
2008	2,076		11.8456		24,593	0.55		(40.38)
VLC
2012	3		13.1029		44	1.61		18.92
2011	802		11.0178		8,833	1.30		(3.35)
VGI
2012	78		16.3009		1,270	1.54		14.63
2011	69		14.2200		981	1.23		(2.01)
2010	71		14.5115		1,036	0.12		12.51
2009	61		12.8977		787	4.35		24.37
2008	46		10.3707		480	1.64		(42.51)
MBO
2012	1,285		10.0550		12,919	0.92		17.29
2011	887		8.5728		7,604	0.42		(4.11)
2010	247		8.9405		2,207	0.85		(10.60)
MCA
2012	774		12.1622		9,411	0.35		17.43
2011	510		10.3568		5,280	-		(7.22)
2010	126		11.1630		1,406	0.28		11.63
MBI
2012	1,129		8.1766		9,228	2.26		20.68
2011	717		6.7754		4,856	4.00		(13.56)
2010	210		7.8383		1,648	3.80		(21.62)
MTC
2012	1,275		10.5763		13,483	0.05		19.31
2011	879		8.8642		7,789	-		(0.80)
2010	153		8.9358		1,368	0.37		(10.64)
FFL
2012	2,311		10.1336		23,423	-		1.34
FFJ
2012	8,531	10.2022	to	10.4293	88,337	-		2.02

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)
	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2

FFS
2012	25		$10.6001		$ 266	-%		3.69%
FFQ
2012	37,137	10.0000	to	10.0372	371,761	-		-
FFM
2012	4,366		10.3261		45,086	-		1.20
FFO
2012	2,400		10.3374		24,809	-		0.63
MIT
2012	96		13.7069		1,312	1.70		15.37
2011	87		11.8804		1,031	1.93		1.97
2010	77		11.6506		898	1.84		16.46
2009	74		10.0037		742	2.43		25.26
2008	58		7.9865		460	1.55		(34.95)
EM1
2012	9,817		13.8784		136,251	0.83		18.60
2011	4,514		11.7017		52,830	0.06		(18.72)
2010	66		14.3974		950	0.57		43.97
2009	78		11.6610		901	-		16.61
GSS
2012	1,526		18.1437		27,689	3.02		2.53
2011	1,681		17.6963		29,758	3.65		7.40
2010	5,681		16.4771		93,604	3.50		4.75
2009	5,272		15.7297		82,933	3.05		4.49
2008	1,878		15.0533		28,269	5.29		8.55
MFK
2012	933		12.3633		11,541	-		(0.22)
HYS
2012	7,658	10.0666	to	22.2721	163,121	6.48	0.67	to	14.91
2011	5,627		19.3827		109,071	7.87		4.13
2010	6,922		18.6131		128,835	8.94		15.53
2009	6,757		16.1108		108,868	8.10		50.36
2008	4,563		10.7151		48,888	9.00		(29.66)
IG1
2012	736		15.2681		11,238	0.83		19.54
2011	480		12.7724		6,128	1.21		(11.11)
2010	148		14.3691		2,125	-		43.69
MIS
2012	-		-		-	-		8.82
2011	432		10.1545		4,387	0.64		0.79
2010	1,124		10.0744		11,329	0.30		13.15
2009	1,162		8.9034		10,348	0.84		40.14
2008	1,069		6.3533		6,791	-		(37.22)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
MMS
2012	78,299		$10.0000		$ 782,994	-%		-%
NWD
2012	146		15.8668		2,322	-		21.22
2011	167		13.0891		2,184	-		(10.37)
2010	63		10.0744		926	-		36.58
2009	65		8.9034		695	-		62.96
2008	24		6.3533		160	-		(39.57)
RI1
2012	278	8.4161	to	11.3630	3,022	2.00		16.29
2011	1,847	7.2374	to	9.7716	17,961	2.16	(11.91)	to	(11.06)
2010	9		8.1373		71	1.73		10.34
2009	24		7.3750		175	-		(26.25)
TRS
2012	6		16.7084		93	0.17		11.34
2011	864		15.0067		12,962	2.65		1.93
2010	914		14.7232		13,459	2.87		9.97
2009	1,048		13.3889		14,035	3.21		18.09
2008	768		11.3378		8,708	2.23		(21.55)
MFJ
2012	1,685	11.2844	to	12.5259	19,563	2.37		11.02
2011	2,452	10.1647	to	11.2830	26,225	3.32	(3.62)	to	1.05
UTS
2012	157		24.0054		3,768	4.76		14.15
2011	145		21.0293		3,035	3.59		7.12
2010	142		19.6313		2,784	3.44		13.90
2009	133		17.2354		2,293	3.93		33.37
2008	113		12.9227		1,458	1.38		(37.06)
MFE
2012	1,012	11.6788	to	14.6674	14,242	3.13	2.60	to	13.92
2011	210		10.2515		2,150	3.88		(4.49)
MVS
2012	6,214		16.9911		105,588	1.82		16.22
2011	5,992		14.6201		87,600	1.66		-
2010	9,106		14.6201		133,137	1.36		11.51
2009	8,361		13.1113		109,628	1.49		20.49
2008	5,107		10.8813		55,571	1.80		(32.64)
MV1
2012	10,141	10.2932	to	12.2417	121,912	1.88		15.97
2011	5,411	8.8757	to	10.5559	55,797	1.83	(1.29)	to	(0.29)
2010	212		8.9013		1,888	-		(10.99)
SCB
2012	12,845	13.1446	to	18.2037	188,013	0.56		14.74
2011	10,025	11.4563	to	15.8657	131,445	0.50	(6.58)	to	(4.87)
2010	3,306		16.6783		55,139	0.34		24.46
2009	2,884		13.4002		38,642	0.07		36.77
2008	960		9.7980		9,402	0.24		(37.99)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
SC3
2012	6,434	$11.0353	to	$27.6961	$ 106,377	1.05%		30.03%
2011	5,530	8.4865	to	21.2992	73,631	7.49	(8.71)	to	(7.59)
2010	2,375		23.0490		54,737	12.52		15.28
2009	2,304		19.9939		46,063	4.00		30.09
2008	2,141		15.3698		32,902	2.43		(44.73)
113
2012	37,402		15.1424		566,356	2.59		12.78
2011	38,034		13.4267		510,686	1.82		(3.66)
2010	35,380		13.9373		493,110	2.56		39.37
115
2012	9,171		13.4930		123,782	0.83		7.75
2011	8,520		12.5230		106,731	2.33	11.91	to	11.92
2010	899		11.1892		10,102	0.62		11.89
SDC
2012	16,057	11.1879	to	11.3391	181,914	1.16		2.24
2011	26,290	10.9423	to	11.0902	289,814	1.14	(0.26)	to	0.53
2010	18,688	10.8851	to	11.0322	206,231	1.50		2.41
2009	18,008	10.6286	to	10.7722	193,973	1.93	3.78	to	6.29
SGC
2012	7,836	11.8971	to	13.0625	98,294	1.31		16.38
2011	3,938	10.2226	to	11.2240	40,271	1.12	1.08	to	2.47
2010	3,753		9.9760		37,438	-		22.13
2009	3,607		8.1685		29,467	1.24		(18.31)
112
2012	93,753		14.5369		1,362,880	2.64		10.56
2011	66,286		13.1478		871,515	1.37	(7.19)	to	(2.19)
117
2012	375		14.1090		5,296	0.09		9.90
2011	276		12.8379		3,542	0.60		(6.32)
2010	181		13.7041		2,479	-	21.62	to	37.04
2009	77		11.2676		866	0.56		12.68
VKM
2012	114		17.8917		2,040	-		8.49
2011	85		16.4916		1,398	0.30		(7.17)
2010	116		17.7663		2,066	-		77.66
OCF
2012	709		14.2109		10,080	0.62		14.12
2011	538		12.4528		6,696	0.35		(1.15)
2010	546		12.5976		6,873	0.17		9.42
2009	568		11.5134		6,534	0.30		44.52
2008	552		7.9668		4,394	0.16		(45.52)
OGG
2012	4,313		13.4870		58,162	1.87		20.95
2011	3,679		11.1508		41,011	-		(9.34)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
PCR
2012	12,761		$ 9.8913		$ 126,220	2.90%		5.39%
2011	8,783		9.3854		82,429	13.77		(7.56)
PMB
2012	15,778	15.8224	to	34.6206	354,598	4.93		17.90
2011	13,354	13.4198	to	29.3634	266,743	5.35	6.08	to	6.33
2010	6,196		27.6151		171,113	4.91		12.17
2009	6,140		24.6192		151,078	6.02		30.59
2008	5,190		18.8526		97,850	6.50		(14.60)
SBJ
2012	3,974	10.9058	to	11.1390	43,716	3.72		8.87
2011	3,112	10.0170	to	10.2312	31,511	0.81	(6.31)	to	(2.04)
PRR
2012	4,723		19.7259		93,165	1.06		8.76
2011	4,565		18.1368		82,805	2.13		11.68
2010	5,178		16.2401		84,102	1.44		8.11
2009	4,776		15.0218		71,700	3.28		18.39
2008	1,118		12.6880		14,182	3.51		(7.05)
PTR
2012	9,513		19.1871		182,815	2.57		9.60
2011	9,019		17.5060		158,164	2.49		3.61
2010	5,793		16.8958		98,143	2.41		8.12
2009	5,613		15.6274		87,549	5.21		14.07
2008	5,389		13.6996		73,832	4.47		4.80
SBB
2012	-		-		-	12.44		13.76
2011	1,603		9.0862		14,567	-		(13.13)
SC7
2012	-		-		-	1.61		10.40
2011	4,042	8.5814	to	12.6636	46,379	0.94	(4.64)	to	(3.77)
2010	2,667	8.9175	to	13.1597	34,182	0.48	(10.82)	to	12.92
2009	2,606		11.6536		30,369	0.43		29.39
2008	2,782		9.0064		25,058	0.80		(37.81)
116
2012	-		-		-	-		14.54
2011	12		13.9664		165	-		(0.92)
2010	67		14.0954		945	-		26.08
2009	85		11.1801		952	-		11.80
SLC
2012	-		-		-	1.40		10.20
2011	3,494	8.7955	to	10.5128	32,098	0.67	(7.47)	to	(6.15)
2010	2,592		9.3719		24,292	-		17.19
2009	2,277		7.9975		18,211	0.67		(20.03)
SPC
2012	-		-		-	6.42		13.22
2011	2,207	12.5553	to	13.2074	27,796	7.39		4.28
2010	2,124	12.0400	to	12.6652	25,626	7.45		12.71
2009	1,876	10.6827	to	11.2375	20,071	7.93	6.83	to	12.38

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
114
2012	-		$ -		$ -	3.15%		8.22%
2011	20,600		12.5960		259,471	2.78	3.67	to	3.70
2010	1,825		12.1468		22,173	0.37	7.54	to	21.47
2009	35		11.2948		400	-		12.95
SC5
2012	-		-		-	0.41		17.25
2011	4,694	10.8507	to	18.1586	71,759	0.06		(7.78)
2010	3,054	11.7667	to	19.6914	59,125	0.06		23.17
2009	3,141	9.5532	to	15.9871	49,235	0.03	(4.47)	to	30.07
2008	2,933		12.2907		36,051	0.17		(35.14)
LCG
2012	-		-		-	1.60		12.10
2011	726		11.5858		8,403	0.31		(5.89)
SC2
2012	-		-		-	2.41		6.44
2011	1,735		17.3528		30,103	3.64		7.07
2010	1,832	11.4587	to	16.2072	29,263	3.53		7.69
2009	1,965	10.6407	to	15.0502	29,092	4.56	6.41	to	21.05
2008	1,917		12.4335		23,832	5.66		(12.50)
SC1
2012	-		-		-	0.08		0.08
2011	72,364	10.1007	to	10.3602	730,986	0.14	0.06	to	0.15
2010	-3		10.0667		3	0.08		-
2009	7,744		10.0667		77,955	0.04		0.67
TBC
2012	10,041		17.3545		174,266	0.16		18.26
2011	9,717		14.6748		142,601	-		1.52
2010	6,430		14.4558		92,949	-		16.39
2009	6,412		12.4201		79,639	-		42.18
2008	6,037		8.7353		52,735	0.11		(42.51)

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets.  The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the total return for the year indicated, including changes in value of the underlying mutual fund, and expenses assessed through the reduction of units.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

3 Amount less than one unit.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Sun Life Insurance and Annuity Company of New York
1 Sun Life Executive Park
Wellesley, Massachusetts 02481

We have audited the accompanying statutory – basis financial statements of Sun Life Insurance and Annuity Company of New York (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital stock and surplus, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of New York. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Sun Life Insurance and Annuity Company of New York using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of New York.

The effects on the statutory-basis financial statements of the variances between the regulatory basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Regulatory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of New York as described in Note 1 to the statutory-basis financial statements.

Emphasis-of-Matter

As discussed in Note 1 to the statutory-basis financial statements, in 2012, the Company adopted Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.

Other Matter

As discussed in Note 2 to the statutory-basis financial statements, the accompanying statutory-basis financial statements reflect significant balances and transactions with affiliates. The Company’s admitted assets, liabilities, and capital stock and surplus and results of its operations and cash flows may have been different if these balances and transactions had been with unrelated parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY-BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS
AS OF DECEMBER 31, 2012 AND 2011

ADMITTED ASSETS	2012	2011	LIABILITIES, CAPITAL STOCK AND SURPLUS	2012	2011
GENERAL ACCOUNT ASSETS:			GENERAL ACCOUNT LIABILITIES:
Debt securities	$1,297,803,174	$1,284,956,319	Aggregate reserve for life contracts	$897,765,695	$967,707,047
Preferred stocks	16,000,000	3,330,000	Aggregate reserve for accident and health contracts	65,603,354	62,506,126
Common stocks	-	980,725	Liability for deposit-type contracts	12,837,030	11,770,737
Mortgage loans on real estate	97,327,503	101,853,491	Contract claims	13,660,110	11,192,943
Cash, cash equivalents and short-term investments	19,006,091	24,509,640	Premiums received in advance	122,671	2,719,943
Contract loans	1,715,686	1,119,289	Other amounts payable on reinsurance	6,261,969	2,839,366
Receivable for securities	252,411	354,366	Interest maintenance reserve	16,141,148	12,114,186
Investment income due and accrued	14,329,770	15,506,134	Commissions to agents due or accrued	5,651,874	4,779,991
Uncollected premiums	8,995,721	17,283,810	General expenses due or accrued	1,508,328	1,313,991
Deferred premiums	64,725	72,352	Transfers from separate account due or accrued	(109,551,853)	(115,545,829)
Accrued retrospective premiums	91,401	-	Taxes, licenses and fees due or accrued	6,677,120	5,710,966
Amounts recoverable from reinsurers	5,758,602	7,436,369	Current federal and foreign income taxes	9,542,638	661,150
Net deferred tax asset	45,465,128	36,613,810	Remittances and items not allocated	264,893	594,495
Receivables from parent and affiliates	2,064,322	547,632	Asset valuation reserve	18,378,665	18,373,890
Other assets	1,073,998	813,498	Reinsurance in unauthorized companies	526,212	444,398
			Payable to parent and affiliates	2,119,852	1,576,821
			Funds held under coinsurance	211,036,681	197,836,108
			Other liabilities	2,900,095	3,984,090

Total general account assets	1,509,948,532	1,495,377,435	Total general account liabilities	1,161,446,482	1,190,580,419
SEPARATE ACCOUNT ASSETS	1,999,771,836	2,007,581,188	SEPARATE ACCOUNT LIABLITIES	1,999,707,910	2,007,523,961
			Total liabilities	3,161,154,392	3,198,104,380

			CAPITAL STOCK AND SURPLUS:
			Common capital stock - $350 par value - 6,001 shares
			authorized; 6,001 shares issued and outstanding	2,100,350	2,100,350

			Gross paid in and contributed surplus	357,399,650	357,399,650
			Special surplus funds	-	12,204,596
			Unassigned funds	(10,934,024)	(66,850,353)
			Total surplus	346,465,626	302,753,893
			Total capital stock and surplus	348,565,976	304,854,243
			TOTAL LIABILITIES, CAPITAL STOCK AND
TOTAL ADMITTED ASSETS	$3,509,720,368	$3,502,958,623	SURPLUS	$3,509,720,368	$3,502,958,623
See notes to statutory-basis financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY-BASIS STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010
INCOME:
Premiums and annuity considerations	$142,542,341	$387,835,571	$433,173,296
Considerations for supplementary contracts with life contingencies	1,569,387	1,476,644	322,916
Net investment income	59,489,872	59,802,134	54,197,793
Amortization of interest maintenance reserve	1,876,426	1,969,377	1,288,466
Commissions and expense allowances on reinsurance ceded	2,381,688	4,160,017	8,400,492
Reserve adjustments on reinsurance ceded	469,319	698,834	1,918,017
Income from fees associated with investment management,
administration and contract guarantees from Separate Accounts	31,674,189	28,607,270	22,098,576
Other income	9,117,691	9,377,439	8,228,973

Total Income	249,120,913	493,927,286	529,628,529

BENEFITS AND EXPENSES:
Death benefits	20,179,808	16,435,697	21,770,133
Annuity benefits	48,072,617	56,506,677	44,274,067
Disability benefits and benefits under accident and health contracts	51,912,426	53,885,783	56,282,783
Surrender benefits and withdrawals for life contracts	226,005,644	210,680,437	185,949,076
Interest and adjustments on contracts or deposit-type contract funds	841,638	518,571	930,842
Payments on supplementary contracts with life contingencies	449,978	545,746	326,655
Decrease in aggregate reserves for life and accident and health
contracts	(66,844,124)	(13,712,058)	(47,768,777)

Total Benefits	280,617,987	324,860,853	261,764,779

Commissions on premiums and annuity considerations (direct
business only)	16,825,223	26,748,201	28,393,447
Commissions and expense allowances on reinsurance assumed	2,115,354	3,181,440	4,957,509
General insurance expenses	31,120,870	33,845,509	34,298,915
Insurance taxes, licenses and fees, excluding federal income taxes	5,397,934	9,557,747	3,534,226
Net transfers (from) to Separate Accounts	(147,576,827)	81,995,524	132,263,632
Aggregate write-ins for deductions	10,933,051	10,115,809	9,449,801

Total Benefits and Expenses	199,433,592	490,305,083	474,662,309

Net gain from operations before federal income tax expense
and net realized capital gains	49,687,321	3,622,203	54,966,220

Federal income tax expense, excluding tax on
capital gains	15,410,882	1,509,168	4,521,737

Net gain from operations after federal income taxes and
before net realized capital gains	34,276,439	2,113,035	50,444,483

Net realized capital gains less capital gains tax and transfer to
the interest maintenance reserve	1,746,008	3,163,628	5,091,508

NET INCOME	$36,022,447	$5,276,663	$55,535,991

See notes to statutory-basis financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$304,854,243	$295,718,368	$232,392,012

Net income	36,022,447	5,276,663	55,535,991

Change in net unrealized capital gains (losses), net of deferred income tax	1,095,564	(279,781)	(203,424)

Change in net unrealized foreign exchange capital gain (loss)	(63,593)	42,630	33,764

Change in net deferred income tax	(2,722,557)	(1,636,928)	(17,614,480)

Change in non-admitted assets	9,524,066	3,657,829	19,382,427

Change in liability for reinsurance in unauthorized companies	(81,814)	64,797	672,053

Change in asset valuation reserve	(4,775)	1,609,876	(5,090,561)

Changes in separate account surplus	6,699	(2,126)	6,668

Cumulative effect of change in accounting principle (Note 1)	15,063,971	-	-

Surplus change from SSAP 10R	(12,204,596)	402,915	1,677,263

Prior period adjustment (Note 1)	(2,923,679)	-	8,926,655

CAPITAL STOCK AND SURPLUS, END OF YEAR	$348,565,976	$304,854,243	$295,718,368

See notes to statutory-basis financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY-BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$158,626,917	$402,082,143	$459,933,451
Net investment income	65,453,881	73,260,205	63,816,736
Miscellaneous income	40,500,231	40,652,888	32,898,694
Total receipts	264,581,029	515,995,236	556,648,881

Benefits and loss related payments	342,423,770	349,227,157	297,781,292
Net transfers (from) to Separate Accounts	(153,570,803)	82,809,685	164,565,784
Commissions, expenses paid and aggregate write-ins for
deductions	53,381,226	78,176,891	83,850,530
Federal and foreign income taxes paid (received)	5,793,780	4,947,336	(4,805,292)
Total payments	248,027,973	515,161,069	541,392,314
Net cash from operations	16,553,056	834,167	15,256,567

CASH FROM INVESTMENTS:
Proceeds from long-term investments sold, matured or repaid	421,990,236	377,636,274	717,978,108
Cost of investments acquired	(436,771,950)	(416,842,592)	(895,542,384)
Net (increase) decrease in contract loans and premium notes	(596,627)	98,195	(948,262)
Net cash from investments	(15,378,341)	(39,108,123)	(178,512,538)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Net deposits on deposit-type contracts and other liabilities	(4,166,017)	2,522,206	908,544
Other cash (used) provided	(2,512,247)	20,941,957	17,960,570
Net cash from financing and miscellaneous sources	(6,678,264)	23,464,163	18,869,114

Net change in cash, cash equivalents and short-term investments	(5,503,549)	(14,809,793)	(144,386,857)

CASH, CASH EQUIVALENTS AND SHORT-TERM
INVESTMENTS:
Beginning of year	24,509,640	39,319,433	183,706,290

End of year	$19,006,091	$24,509,640	$39,319,433

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES

The Company exchanged $22.6 million, $26.4 million and $49.1 million of debt securities during the years ended December 31, 2012, 2011 and 2010, respectively.  The Company reclassified $4.5 million of preferred stock during the year ended December 31, 2010.

See notes to statutory-basis financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Insurance and Annuity Company of New York (the “Company”) is a stock life insurance company incorporated under the laws of the state of New York.  The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company’s business includes a variety of wealth accumulation products and protection products including individual and group fixed and variable annuities, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York. The Company reinsures certain risks related to some of these products to both affiliated and non-affiliated reinsurers. The Company also assumes certain risks for certain group insurance contracts from an affiliate.

On December 17, 2012, SLF announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, including all of the issued and outstanding shares of stock of the Company’s parent, Sun Life U.S. (“the Sale Transaction”).  The Sale Transaction is expected to close by the end of the second quarter of 2013, subject to regulatory approvals and customary closing conditions.  In connection with the Sale Transaction, the Company is seeking regulatory approval for certain affiliated transactions, including those described in Notes 2 and 7.

During the first quarter of 2012, the Company and its parent, Sun Life U.S. received all necessary insurance regulatory approvals to amend the fixed investment option period in their combination fixed and variable annuity contracts and other contracts to remove any negative market value adjustment (“MVA”) that can decrease the amount of the withdrawal proceeds. The Company and Sun Life U.S. filed amendments to the associated registration statements to include the contract amendments and to remove from registration any fixed investment options that remained unsold. The SEC declared the associated amended registration statements effective on March 22, 2012. As a result of the foregoing, the fixed investment option period in the contracts is no longer considered a “security” under the Securities Act of 1933, and the Company and Sun Life U.S. subsequently filed Forms 15 on March 23, 2012 to provide notice of suspension of the duty to file reports under Section 15(d) of the Securities Exchange Act of 1934. No other changes were made to the contracts, and all other terms and conditions of the contracts remain unchanged. The contract amendments described above did not have a material impact on the Company’s financial position and did not relieve Sun Life U.S. from its guarantee obligations related to the Company’s fixed investment option periods.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

On December 12, 2011, SLF announced the completion of a major strategic review of its businesses.  As a result of this strategic review, SLF announced that it would close its domestic U.S. variable annuity and individual life products to new sales effective December 30, 2011.

Existing legal, business and contractual requirements called for the Company to, among other things, continue accepting limited applications for certain private placement variable annuities until mid-2012. Subject to these and other existing obligations, the Company ceased writing all other annuities and all individual life new business effective December 31, 2011.  The Company continues to offer group life, group disability, group dental and group stop loss insurance.

The decision to stop selling variable annuity and individual life products in the U.S. did not impact existing customers and their policies.  The Company continues to provide service to its policyholders, earn revenue and provide policy holder benefits on its in-force business.

Of the one-time restructuring costs on a pre-tax basis associated with the discontinuation of these products lines, $1.1 million was allocated to the Company. The restructuring costs related primarily to employee severance and other employee benefits which were paid in the form of cash expenditures.

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the New York State Department of Financial Services. The New York State Department of Financial Services recognizes only statutory accounting principles prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws.  The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted principles by the State of New York.  The State of New York has adopted certain prescribed accounting principles that differ from those found in NAIC SAP, specifically, Regulation 147.  Regulation 147 (Valuation of Life Insurance Policies) differs from NAIC SAP in the way it prescribes the calculation of deficiency reserves.  The Company’s risk-based-capital (“RBC”) would not have triggered a regulatory event without the use of the state’s prescribed practice.

While the Superintendent of Financial Services has the right to permit specific principles that deviate from prescribed principles, none are included within these financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and principles prescribed and permitted by the state of New York is shown below:

(In Thousands)	State of Domicile	2012	2011	2010
NET LOSS

Company state basis	New York	$ 36,022	$ 5,277	$ 55,536

Less: State Prescribed Practices that increase/(decrease) NAIC SAP: Regulation 147	New York	(9)	1	(37)

NAIC SAP		$ 36,031	$ 5,276	$ 55,573

SURPLUS

Company state basis	New York	$348,566	$304,854	$295,718

Less: State Prescribed Practices that increase/(decrease) NAIC SAP: Regulation 147	New York	(296)	(287)	(288)

NAIC SAP		$348,862	$305,141	$296,006

Accounting principles and procedures of the NAIC as prescribed or permitted by the New York State Department of Financial Services comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”).  The more significant differences that affect the Company are as follows:

Statutory accounting principles do not recognize the following assets or liabilities, which are reflected under GAAP: deferred policy acquisition costs, unearned premium reserve, and statutory non-admitted assets. Deferred policy acquisition costs do create a temporary tax difference as disclosed in Note 14.  An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP.  Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP.  Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP.  There are certain limitations on net deferred tax assets under statutory accounting principles. The MVA annuity products are classified within the General Account under GAAP, but are classified within the Separate Account under statutory accounting principles.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value.  Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income.  Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, aggregate reserves for accident and health contracts, contract claims incurred but not reported, liability for deposit-type contracts, deferred income taxes, provision for income taxes and other-than-temporary-impairments (“OTTI”) of investments.

CORRECTION OF ERRORS

During 2012, the Company discovered the following error related to prior periods: Uncollected premiums and Premiums and annuity considerations were overstated by approximately $2.9 million.  This error has been adjusted and recorded, net of tax, through surplus in the Statement of Changes in Capital Stock and Surplus. The Company did not have any corrections of errors during 2011.

During 2010, the Company discovered the following errors related to prior periods: Aggregate reserves for life contracts and Increase in aggregate reserves for life and accident and health contracts were overstated by $1.1 million; Commissions to agents due or accrued and Commissions on premiums were overstated by $4.5 million; Assumed disability benefits and Other amounts payable on reinsurance were overstated by $8.2 million.  All of these errors have been adjusted and recorded, net of tax in the Statement of Changes in Capital Stock and Surplus for the year ended December 31, 2010.

RECLASSIFICATIONS

During 2010 the Company changed its classification for certain perpetual debt instruments from bonds to preferred stock. The classification change was made for assets where distributions and/or redemptions were at the sole discretion of the issuer.  The statement values of these assets were $4.7 million at December 31, 2010.  During 2010, an impairment of $0.7 million was recognized on these securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVETMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

INVESTMENTS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are carried at amortized cost using the scientific method, except for those securities where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, in which case they are carried at fair value.  Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC rating methodology to be used for reporting December 31, 2010 and thereafter.  The ratings for these RMBS and CMBS securities were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges provided by the third-party vendors corresponding to each NAIC designation.  Comparisons were initially made to the model based on amortized cost.  Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.  There was no impact to the Company’s surplus due to RMBS and CMBS securities being placed under regulatory review.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The definition of structured securities under Statement of Statutory Accounting Principles (“SSAP”) No. 43R, Loan Backed and Structured Securities – Revised (“SSAP No. 43R”), was modified in 2011 to include within the category of ABS certain debt securities that were previously classified by the Company as issuer obligations.  The types of securities reclassified under the revised definition included certain equipment trust certificates, guaranteed contracts, secured leases and secured contracts.

Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable.  For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition.  If the collection of all contractual cash flows is not probable, an OTTI may be indicated.  The process of analyzing securities for OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks with an NAIC designation of 1 through 3 are carried at amortized cost.  Those with NAIC designations of 4 through 6 are carried at the lower of cost or fair value. Common stocks are carried at fair value. OTTI on stocks is evaluated under the methodology described in Note 3.  The Company does not own any shares of affiliated common stocks, either directly or indirectly.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loan’s trade date, which is the date that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method.  Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus.  Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes the accrual of income.  However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance.  Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus.  The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT RESERVES

The reserves for life insurance, accident and health insurance, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Accident and health benefit reserves are developed by actuarial methods and are determined based on either published tables using specified statutory interest rates, mortality or morbidity assumptions, or Company experience and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the amounts required by law.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments. The amounts reported are based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Refer to Note 14 of the Company’s financial statements for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life premiums are recognized as income over the premium paying period of the related policies.  Annuity considerations are recognized as revenue when received.  Health premiums are earned ratably over the terms of the related insurance policies.  Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits (the “variable separate accounts”).  Contracts for which funds are invested in the variable separate accounts include individual and group life insurance and individual annuity contracts.

The Company has also established non-unitized separate accounts for certain MVA fixed annuities, including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the non-unitized separate account are not legally insulated from the Company’s general account and can be used to satisfy general account liabilities.  See Note 10 for additional information.

Investment income and changes in mutual fund asset values on the variable separate accounts are allocated to policyholders.  Assets held in the variable separate accounts are carried at fair value. The investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable separate accounts.

The activity of the separate accounts is not reflected in the Company’s financial statements except for the following:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•
The activity related to the guaranteed minimum death benefit (“GMDB”), guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the separate accounts are reflected in the statement of operations.

•
Transfers from the separate accounts due and accrued, which include accrued expense allowances receivable from the variable separate accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•
The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable separate accounts’ assets held in connection with variable contracts.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective January 1, 2012, the NAIC adopted SSAP No. 101. Under SSAP No. 101, deferred tax assets are admitted based on a realization threshold limitation table. The Company recorded the following changes in surplus as a result of adoption:

(In Thousands)

Reclassification of SSAP No. 10R
write-in within surplus	$12,205

Change in non-admitted DTA
as a result of adoption	2,859

Cumulative effect of change
in accounting principle	$15,064

Prior to the adoption of SSAP No. 101, the Company accounted for income taxes under SSAP No. 10R, Income Taxes-Revised, A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), which provided for a three-year reversal period and 15% of adjusted surplus.  The application of SSAP No. 10R resulted in an increase of $12.2 million and $11.8 million in the Company’s surplus at December 31, 2011 and 2010, respectively.

Effective January 1, 2012, the NAIC revised the disclosure requirements of SSAP No. 100, Fair Value Measurements, to clarify the disclosures of the fair value of financial instruments. The changes in the disclosures have been reflected in Note 11.

Effective January 1, 2011, the NAIC adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). SSAP No. 35R modifies the conditions required before recognizing liabilities for insurance-related assessments. The liability is not recognized until the event obligating an entity to pay an imposed or probable assessment has occurred. The adoption of SSAP No. 35R did not have a significant impact on the financial statements of the Company.

Effective December 31, 2011, the NAIC adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).  SSAP No. 5R requires entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote.  Guarantees made to/or on behalf of a wholly-owned subsidiary, and inter-company and related party guarantees that are considered “unlimited” are exempted from the initial liability recognition.  The adoption of SSAP No. 5R did not have an impact on the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accounting Standards Not Yet Adopted

Effective December 31, 2013, the NAIC adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 103”).  SSAP No. 103 replaces SSAP No. 91R of the same name and establishes new conditions for when a transferred financial asset is accounted for as a sale in addition to removing the concept of a qualifying special-purpose entity. The adoption of the standard is not expected to have a significant impact on the financial statements of the Company.

2.  RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates.  Management believes intercompany revenues and expenses are calculated on a reasonable basis; however these amounts may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  The following is a summary of significant transactions with affiliates.

Reinsurance Related Agreements

As more fully described in Note 7, the Company is party to reinsurance agreements with affiliated companies. The Company is seeking regulatory approval for certain affiliated transactions in connection with the Sale Transaction, as defined in  Note 1, including a proposed reinsurance arrangement relating to the Company’s group insurance business and a proposed reinsurance arrangement relating to certain universal life policies.

Administrative Service Agreements and Others

The Company is party to various related party administrative service agreements as described below.  Certain of these affiliated service agreements may be amended or terminated upon the close of the Sale Transaction, described in Note 1.

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, upon request, various investment and administrative services on a cost reimbursement basis.  Expenses under these agreements amounted to approximately $33.2 million, $29.4 million and $30.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012, 2011 and 2010, the Company paid $0.6 million, $2.8 million and $3.1 million, respectively, in distribution fees related to services provided by Sun Life Financial Distributors, Inc. (“SLFD”), an affiliated broker dealer.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

2.  RELATED PARTY TRANSACTIONS (CONTINUED)

During the years ended December 31, 2012, 2011 and 2010, the Company expensed $2.5 million, $2.6 million and $2.4 million, respectively, in investment advisory fees to Sun Capital Advisers LLC (“SCA”), an affiliated investment adviser.

The Company participates in a pension plan and other retirement plans sponsored by an affiliate, Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”). The allocated expenses to the Company from Sun Life Services were $1.1 million for the year ended December 31, 2012 and $1.4 million for each of the years ended December 31, 2011 and 2010, respectively.

The Company had $2.1 million and $1.6 million due to related parties at December 31, 2012 and 2011, respectively, and $2.1 million and $0.6 million due from related parties at December 31, 2012 and 2011, respectively, under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

3.  DEBT SECURITIES

The statement value and fair value of the Company’s debt securities were as follows:

December 31, 2012
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$1,549	$212	$-	$1,761
US Treasury & Agency	50,103	10,718	(624)	60,197
Residential Mortgage Backed Securities	40,881	1,982	(12)	42,851
Commercial Mortgage Backed Securities	11,254	616	-	11,870
Corporate	1,149,927	99,164	(10,049)	1,239,042
Asset Backed Securities	44,089	3,204	-	47,293
Grand Total	$1,297,803	$115,896	$(10,685)	$1,403,014

December 31, 2011
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$1,535	$113	$-	$1,648
US Treasury & Agency	26,757	11,068	-	37,825
Residential Mortgage Backed Securities	43,003	1,516	(148)	44,371
Commercial Mortgage Backed Securities	5,310	105	-	5,415
Corporate	1,163,298	68,050	(26,399)	1,204,949
Asset Backed Securities	45,053	2,897	(55)	47,895
Grand Total	$1,284,956	$83,749	$(26,602)	$1,342,103

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

3.  DEBT SECURITIES (continued)

The statement value and estimated fair value by maturity date for debt securities, other than ABS and MBS are shown below.  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly the contractual maturities for those securities are not shown.

	December 31, 2012
(In Thousands)	Statement	Estimated
	Value	Fair Value
Due in one year or less	$51,351	$51,774
Due after one year through five years	315,828	331,594
Due after five years through ten years	371,949	401,903
Due after ten years	462,451	515,729
Total before asset and mortgage-backed securities	1,201,579	1,301,000
Asset and mortgage-backed securities	96,224	102,014
Total debt securities	$1,297,803	$1,403,014

Proceeds from sales and maturities of investments in debt securities during 2012, 2011 and 2010, were $428.3 million, $387.5 million and $762.6 million, respectively, including non-cash transactions of $22.6 million, $26.4 million and $53.6 million, respectively; gross gains were $18.2 million, $13.3 million and $17.6 million and gross losses were $8.2 million, $3.1 million and $3.0 million, respectively.

Debt securities included above with a statement value of approximately $0.4 million at each year ended December 31, 2012 and 2011 were on deposit with the Superintendent of Insurance of the State of New York as required by law.

Investment grade debt securities were 97.4% and 95.9% of the Company’s total debt securities as of December 31, 2012 and 2011, respectively.

The fair values of publicly traded debt securities are determined using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services with the remaining unpriced securities priced using one of the other two methods.  For privately-placed debt securities, fair values are estimated using a fair value model which includes estimates that take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

3.  DEBT SECURITIES (CONTINUED)

Estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary-impairment

The Company recognizes and measures OTTI for structured securities, ABS and MBS in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices and loan-specific information such as delinquency rates and loan-to-value ratios.

The OTTI balances under SSAP No. 43R where the present value of expected cash flows are less than amortized cost as of December 31, 2012 are detailed in Note 20.  No OTTI was recognized during 2011 or 2010 on loan-backed or structured securities.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.  The Company has a Credit Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

3.  DEBT SECURITIES (CONTINUED)

In determining whether a security is OTTI, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position  and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

 “Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances  require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s statements of operations for unrealized loss on securities related to these issuers.

“Impaired List”- Management has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s statements of operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value.  The Company did not incur write-downs of debt securities for OTTI for the years ended December 31, 2012 and 2011, respectively. The Company incurred write-downs of debt securities totaling $0.2 million for OTTI for the year ended December 31, 2010.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

3.  DEBT SECURITIES (CONTINUED)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2012 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

US Treasury and Agency	2	24,044	(624)	-	-	-	2	24,044	(624)

Residential Mortgage Backed Securities	-	-	-	3	697	(12)	3	697	(12)

Corporate	29	65,126	(595)	15	43,682	(9,454)	44	108,808	(10,049)

Grand Total	31	$89,170	$(1,219)	18	$44,379	$(9,466)	49	$133,549	$(10,685)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2011 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Asset Backed Securities	1	$5,897	$(55)	-	$-	$-	1	$5,897	$(55)

Residential Mortgage Backed Securities	7	2,961	(11)	3	11,688	(137)	10	14,649	(148)

Corporate	48	160,417	(10,891)	20	71,533	(15,508)	68	231,950	(26,399)

Grand Total	56	$169,275	$(10,957)	23	$83,221	$(15,645)	79	$252,496	$(26,602)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

4.   MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of statement value of the mortgage loans portfolio for the years ended December 31, 2012 and 2011:

(In Thousands)	2012	2011
Arizona	$3,616	$3,842
California	4,320	5,437
Colorado	2,655	2,999
Connecticut	3,430	-
Florida	13,263	12,008
Georgia	4,846	5,319
Idaho	481	503
Illinois	4,965	1,108
Indiana	4,154	4,342
Kansas	2,274	2,361
Maryland	7,733	8,236
Massachusetts	-	245
Mississippi	547	591
Missouri	3,828	4,059
New Jersey	1,213	1,902
New Mexico	596	619
New York	8,251	14,126
North Carolina	-	113
Ohio	12,562	13,217
Pennsylvania	3,963	4,140
South Carolina	3,224	3,313
Texas	12,516	15,320
Virginia	509	542
General allowance for loan loss	(1,618)	(2,489)
Total Mortgage Loans on Real Estate	$97,328	$101,853

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2012 and 2011.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

4.  MORTGAGE LOANS (CONTINUED)

The Company originated three mortgage loans with a total cost of $10.4 million during the year ended December 31, 2012 with rates ranging from 3.25% to 4.78% and originated two mortgage loans with a total cost of $3.8 million during the year ended December 31, 2011 with rates ranging from 5.37% to 5.75%.

During the year ended December 31, 2012, the Company reduced interest rates on one mortgage loan with recorded investment of $2.2 million by 2% through a restructuring of that loan. No interest rates were reduced during 2011 on any outstanding mortgage loans.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties’ value at the time that the original loan is made.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $0.4 million for each of the years ended December 31, 2012 and 2011, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $1.6 million and $2.5 million at December 31, 2012 and 2011, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2012, the Company individually and collectively evaluated loans with a gross carrying value of $99.3 million and $98.3 million, respectively.  At December 31, 2011, the Company individually and collectively evaluated loans with a gross carrying value of $104.7 million and $104.3 million, respectively.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2012 and 2011.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold or is otherwise made whole.  Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

4.  MORTGAGE LOANS (CONTINUED)

Other information is as follows:

	2012	2011	2010

As of year end, the Company held mortgages with interest more than 180 days past due with a recorded investment, excluding accrued interest	$ -	$ -	$ -
Total interest due on mortgages with interest more than 180 days past due	-	-	-

Taxes, assessments and any amounts advanced and not included in the mortgage loan total	-	-	-

Current year impaired loans with a related allowance for credit losses	1,048	1,173	898
Related allowance for credit losses	400	400	400

Impaired mortgage loans without an allowance for credit losses	2,192	-	-

Average recorded investment in impaired loans	1,620	1,173	1,360

Interest income recognized during the period the loans were impaired	-	-	-

Amount of interest income recognized on a cash basis during the period the loans were impaired	-	-	-

Allowance for credit losses:
Balance at beginning of period	$2,889	$3,112	$1,800
Additions charged to operations	-	-	1,312
Direct write-downs charged against the allowances	-	-	-
Recoveries of amounts previously charged off	(871)	(223)	-
Balance at end of period	$2,018	$2,889	$3,112

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

4.   MORTGAGE LOANS (CONTINUED)

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the recorded investment of the Company’s mortgage loans net of allowances for credit losses disaggregated by credit quality indicator as of December 31, 2012 and 2011.

(In Thousands)

Internal Risk Rating	2012	2011
AAA	$ -	$ -
AA	-	-
A	7,795	970
BBB	11,028	9,793
BB and Lower	77,283	92,806
Impaired	3,240	1,173
Total	$99,346	$104,742

Total allowance for loan loss	(2,018)	(2,889)
Mortgage Loans on Real Estate	$97,328	$101,853

The following table provides an aging of past due commercial mortgage loans as of December 31, 2012 and 2011 based on the recorded investment net of allowances for credit losses.

(In Thousands)
	2012	2011
Current	$95,518	$102,489

30-59 Days Past Due	3,828	2,253
60-89 Days Past Due	-	-
Greater Than 90 Days - Accruing	-	-
Greater Than 90 Days - Not Accruing	-	-
Total Past Due	$ 3,828	$ 2,253

Total allowance for loan loss	(2,018)	(2,889)
Mortgage Loans on Real Estate	$97,328	$101,853

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

5.   INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, preferred stock and mortgages, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold.  Realized gains and losses from sales of the remaining investments are reported, net of tax, on the Statement of Operations, but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Realized gains (losses):
Debt securities	$9,915	$10,183	$14,558
Preferred stocks	71	(395)	(668)
Common stocks	(429)	(225)	229
Mortgage loans	(1,274)	-	-
Short-term investments	1	-	(2)
Gross realized gains	8,284	9,563	14,117
Capital gains tax (benefit) expense	839	(350)	-
Net realized gains	7,445	9,913	14,117
Losses transferred to IMR (net of taxes)	5,699	6,749	9,026
Total	$1,746	$3,164	$5,091

	Years Ended December 31,
	2012	2011	2010
(In Thousands)
Changes in net unrealized capital gains (losses),
net of deferred income tax:
Debt securities	$-	$32	$137
Preferred stocks	-	-	588
Common stocks	530	(457)	(75)
Mortgage loans	566	145	(853)
Total	$1,096	$(280)	$(203)

Deferred tax expense (benefit) netted in unrealized capital gains (losses) above was $(0.6) million, $(0.2) million and $(0.1) million at December 31, 2012, 2011 and 2010, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

6.  NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Debt securities	$55,704	$55,214	$49,088
Preferred stocks	327	188	150
Mortgage loans	5,756	6,667	6,705
Contract loans	70	46	52
Cash, cash equivalents and short-term investments	37	48	128
Other investment income	75	249	456
Gross investment income	61,969	62,412	56,579

Investment expenses	2,479	2,610	2,382
Net investment income	$59,490	$59,802	$54,197

The Company’s policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain.   The Company did not exclude any investment income due and accrued from surplus for the years ended December 31, 2012, 2011 and 2010, respectively.

7.  REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability arising from this contingency is unlikely.

The Company is seeking regulatory approval for certain affiliated transactions in connection with the Sale Transaction, as defined in  Note 1, including a proposed reinsurance arrangement relating to the Company’s group insurance business and a proposed reinsurance arrangement relating to certain universal life policies.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts ceded by the Company in excess of $0.7 million per claim up to $2.0 million, for group life contracts, and will reinsure amounts ceded by the Company in excess of $0.3 million, up to $3.0 million per claim, for group accidental death and dismemberment contracts.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

7.  REINSURANCE (CONTINUED)

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims ceded by the Company for amounts in excess of $2.5 million per claim, up to $10 million per claim for stop loss contracts.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.01 million per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company is party to a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, through which the New York-issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.

Effective July 11, 2011, SLHIC discontinued offering new group life and health business.  SLHIC has begun to transfer existing group policies to the Company and an affiliate insurer as the direct writers pursuant to the renewal rights agreement between the companies dated May 31, 2007.

The Company has agreements with the Sun Life Assurance Company of Canada (“SLOC”) and several unrelated companies that provide for reinsurance of portions of the net-amount-at-risk under certain individual universal life, variable universal life, and individual private placement variable universal life.  These amounts are reinsured on either a monthly renewable or yearly renewable term basis.

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual universal life policies sold by the Company.  Under the agreement, which is a combination of coinsurance and funds withheld coinsurance, the Company ceded, and SLOC assumed, a 90% quota share of certain in-force universal life policies at December 31, 2007.  New business sold after December 31, 2007 is also reinsured under this agreement.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

7.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

	Years Ended December 31,
(In Thousands)	2012	2011	2010
Premiums and annuity considerations:
Direct	$162,173	$382,389	$428,667
Assumed - Affiliated	16,797	36,169	47,617
Ceded - Affiliated	(13,570)	(15,559)	(29,404)
Ceded - Non-Affiliated	(22,858)	(15,163)	(13,707)
Net premiums and annuity considerations	$142,542	$387,836	$433,173

Insurance and other individual policy benefits and claims:
Direct	$120,604	$110,577	$96,592
Assumed - Affiliated	11,929	24,303	35,086
Ceded - Affiliated	(489)	(596)	(1,033)
Ceded - Non-Affiliated	(11,429)	(6,910)	(7,991)
Net policy benefits and claims	$120,615	$127,374	$122,654

The following schedule reflects related party reinsurance information recorded in the statement of operations for the years ended December 31, 2012, 2011 and 2010:

	December 31, 2012
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	$16,797	$(13,570)
Commission and expense allowance ceded	-	(1,882)
Policy benefits and changes in reserves	10,221	(31,658)
Commission and expense allowance assumed	2,115	-

	December 31, 2011
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	$36,169	$(15,559)
Commission and expense allowance ceded	-	(2,191)
Policy benefits and changes in reserves	24,233	(33,557)
Commission and expense allowance assumed	3,181	-

	December 31, 2010
(In Thousands)	Assumed	Ceded

Premiums and annuity considerations	$47,617	$(29,404)
Commission and expense allowance ceded	-	(7,194)
Policy benefits and changes in reserves	33,821	(44,072)
Commission and expense allowance assumed	4,958	-

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

8.  RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for the period beyond the date of death.  Surrender values are not promised in excess of reserves as legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium.  Extra premiums on single premium policies are amortized over ten years.  Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages.  Policies issued subject to a lien are valued as if the full amount were payable without any deduction.  For interest sensitive policies, substandard is reflected in the cost of insurance charges.

As of December 31, 2012 and 2011, the Company had $2,994.2 million and $2,193.9 million, respectively, of insurance in force (direct and assumed) for which gross premiums were less than the net premiums according to the standard of valuation required by the State of New York.  Reserves (direct and assumed) to cover the above insurance as of December 31, 2012 and 2011 totaled $61.5 million and $59.8 million, respectively.  These amounts reflect prescribed practices that depart from NAIC SAP.  See Note 1.

The Tabular Interest, Tabular Less Actual Reserves Released, and the Tabular Cost have all been determined by formula, as described in the NAIC instructions. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits.

Other than normal updates of reserves, the only significant reserve changes as of December 31, 2012 and 2011 were the changes in additional reserves held due to asset adequacy analysis testing.  Asset adequacy reserves were $106.2 million and $79.8 million at December 31, 2012 and 2011, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

9.  WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

Withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2012	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$-	$542,142	$-	$542,142	21%
At book value less current surrender charge of 5% or more	230,470	-	-	230,470	9%
At fair value	-	-	1,284,027	1,284,027	50%
Total with adjustment or at fair value	230,470	542,142	1,284,027	2,056,639	80%
At book value without adjustment
(minimal or no charge or adjustment)	485,844	-	-	485,844	19%

Not subject to discretionary withdrawal	22,090	-	1,424	23,514	1%
Total (Gross: Direct +Assumed)	738,404	542,142	1,285,451	2,565,997	100%
Reinsurance ceded	-	-	-	-
Total (net)	$738,404	$542,142	$1,285,451	$2,565,997

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2011	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$-	$571,580	$-	$571,580	22%
At book value less current surrender charge of 5% or more	313,756	-	-	313,756	12%
At fair value	-	-	1,264,502	1,264,502	48%
Total with adjustment or at fair value	313,756	571,580	1,264,502	2,149,838	82%
At book value without adjustment	-
(minimal or no charge or adjustment)	461,012	-	-	461,012	17%

Not subject to discretionary withdrawal	19,043	-	1,530	20,573	1%
Total (Gross: Direct +Assumed)	793,811	571,580	1,266,032	2,631,423	100%
Reinsurance ceded	-	-	-	-
Total (net)	$793,811	$571,580	$1,266,032	$2,631,423

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

10.  SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in variable separate accounts include individual and group life insurance and individual annuity contracts. The assets of this account are carried at fair value and the investment risk of such securities is retained by the contractholder. These variable products provide minimum death benefits and in certain annuity contracts, minimum accumulation or withdrawal benefits.  The minimum guaranteed benefit reserves associated with the unitized separate account are reported in Aggregate reserves for life contracts in the Company’s statements of Admitted assets, Liabilities, Capital stock and Surplus.

The Company has also established non-unitized separate accounts for certain MVA fixed annuities, including those for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the deferred annuity account are carried at fair value.

The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these variable contracts. Investment income and changes in mutual fund asset values on variable separate accounts are allocated to policyholders and therefore are not reflected in the Statements of Operations of the general account.

For the current reporting year, the Company summarized the reported assets and liabilities from these product lines/transactions into a separate account as follows:

•	Sun Life (N.Y.) Variable Life
•	Sun Life (N.Y.) Variable Annuity
•	Sun Life (N.Y.) Market Value Adjusted Annuity

A majority of the variable separate account assets are legally insulated from the general account whereas the MVA assets are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of legally insulated, vs. not legally insulated, is supported by section 4240 of the New York Insurance Laws.

The Company maintained separate account assets totaling $1,999.8 million and $2,007.6 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011 the Company’s separate account statement included legally insulated assets of $1,379.7 million and $1,366.1 million respectively.

The assets legally insulated and non-legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

10.  SEPARATE ACCOUNTS (CONTINUED)

(In Thousands)
Product / Transactions	Legally Insulated Assets	Non-Legally Insulated Assets
Sun Life (N.Y.) Variable Life	$47,937	$-
Sun Life (N.Y.) Variable Annuity	1,331,795	-
Sun Life (N.Y.) Market Value Adjusted Annuity	-	620,040

Total	$1,379,732	$620,040

Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges.  The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers from Separate Accounts.  The variable separate accounts are non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risks and rewards, and MVA separate accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The Company had $1,333.0 million and $1,307.4 million of non-guaranteed separate account reserves and $557.1 million and $584.6 million of guaranteed separate account reserves as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $391.7 million and $461.4 million, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges of $9.2 million, $7.2 million and $7.7 million during the years ended December 31, 2012, 2011 and 2010, respectively.

The general account of the Company paid $1.0 million towards separate account guarantees for each of the years ended December 31, 2012 and 2011, respectively, and $1.2 million for the year ended December 31, 2010.

Separate account management fees were $31.7 million, $28.6 million and $22.1 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company does not engage in securities lending transactions within the separate account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

10. SEPARATE ACCOUNTS (CONTINUED)

An analysis of the separate account reserves as of December 31, 2012 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less than/	Separate
(In Thousands)	equal to 4%	Accounts	Total

Premiums, considerations
or deposits	$ 3,495	$ 40,700	$ 44,195

Reserves
For accounts with assets at:
Fair Value	557,142	1,333,014	1,890,156
Total Reserves	$557,142	$1,333,014	$1,890,156

By withdrawal characteristics:
With fair value adjustment	$557,142	$ -	$ 557,142
At fair value	-	1,331,595	1,331,595
Subtotal	557,142	1,331,595	1,888,737
Not subject to discretionary
withdrawal	-	1,419	1,419
Total	$557,142	$1,333,014	$1,890,156

Below is the reconciliation of Net Transfers to Separate Accounts:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Transfers to Separate Accounts	$44,195	$198,228	$255,761
Transfers from Separate Accounts	(191,772)	(116,233)	(123,497)
Net transfers to Separate Accounts	(147,577)	81,995	132,264
Transfers to Separate Accounts on the Statement of Operations	$(147,577)	$81,995	$132,264

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value in the Company’s balance sheet are categorized as follows:

Level 1

Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities and investments in publicly-traded mutual funds with quoted market prices.

Level 2

Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

Quoted prices for similar assets or liabilities in active markets,

Quoted prices for identical or similar assets or liabilities in non-active markets,

Inputs other than quoted market prices that are observable, and

Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, municipal bonds, structured notes and certain ABS including collateralized debt obligations, RMBS, CMBS, certain corporate debt and certain private equity investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's opinions regarding the assumptions a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments and certain mutual fund holdings.

There have been no significant changes made in valuation techniques during 2012 or 2011.

The Company's assets by classification measured at fair value as of December 31, 2012 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	-	-	-	-
Debt securities - Unaffiliated (c)
Corporate securities	-	-	-	-
Separate Accounts assets (d)	1,384,903	522,023	86,930	1,993,856
Total assets at fair value	$1,384,903	$522,023	$86,930	$1,993,856

The Company's assets by classification measured at fair value as of December 31, 2011 are as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)				-
Industrial and miscellaneous	489	-	422	911
Debt securities - Unaffiliated (c)
Corporate securities	-	-	-	-
Separate Accounts assets (d)	1,373,699	544,995	82,250	2,000,944
Total assets at fair value	$1,374,188	$544,995	$82,672	$2,001,855

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

(a) Preferred stocks with NAIC designations between 4 and 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(b) Common stocks are carried at fair value.

(c) Debt securities with NAIC designations of 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(d) Separate Account assets include invested assets carried at fair value, but exclude approximately $5.9 million and $6.6 million of investment income and receivables due at December 31, 2012 and 2011, respectively, which are included in the Separate Account Assets on the Statement of Admitted Assets, Liabilities, Capital Stock and Surplus.

None of the Company's assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2012 and 2011.

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2012:

	Beginning Balance at 01/01/2012	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2012
Assets:
Common stock - Unaffiliated
Industrial and miscellaneous	$ 422	$ -	$ -	$ 74	$ 5	$ -	$ -	$ (501)	$ -	$ -
Separate Accounts assets	82,250	3,259	-	84	(479)	16,258	-	(9,741)	(4,701)	86,930
Total Assets	$ 82,672	$ 3,259	$ -	$ 158	$ (474)	$ 16,258	$ -	$(10,242)	$ (4,701)	$ 86,930

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which are categorized as Level 3 for the twelve-month period ended December 31, 2011:

	Beginning Balance at 01/01/2011	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2011
Assets:
Common stock - Unaffiliated
Industrial and miscellaneous	$ 371	$ -	$ -	$ (213)	$ (1)	$ 413	$ -	$ (148)	$ -	$ 422
Separate Accounts assets	87,613	-	(2,818)	(3,192)	3,513	39,761	-	(32,214)	(10,413)	82,250
Total Assets	$ 87,984	$ -	$ (2,818)	$ (3,405)	$ 3,512	$ 40,174	$ -	$(32,362)	$ (10,413)	$ 82,672

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company transfers assets into or out of Level 3 at the fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or changes in NAIC ratings.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the period ended December 31, 2012:

All Financial Instruments:
(In Thousands)

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 19,006	$ 19,006	$ 19,006	$ -	$ -	$ -
Debt securities	1,403,014	1,297,803	56,581	1,328,157	18,276	-
Preferred stocks	16,973	16,000	-	2,878	14,095	-
Mortgages	101,406	97,328	-	-	101,406	-
Contract loans	1,855	1,716	-	-	1,855	-
Separate account assets	1,993,856	1,993,856	1,384,903	522,023	86,930	-

Contractholder deposit funds and other policyholder liabilities	(12,837)	(12,837)	-	-	(12,837)	-
Separate account liabilities	(4,621)	(4,621)	-	-	(4,621)	-

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments for the period ended December 31, 2011:

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 24,510	$ 24,510	$ 24,510	$ -	$ -	$ -
Debt securities	1,342,103	1,284,956	35,199	1,297,103	9,801	-
Preferred stocks	2,467	3,330	-	2,467	-	-
Common stocks	981	981	490	-	491	-
Mortgages	112,884	101,853	-	-	112,884	-
Contract loans	1,207	1,119	-	-		-
Separate account assets	2,000,944	2,000,944	1,373,699	544,995	82,250	-

Contractholder deposit funds and other policyholder liabilities	(12,197)	(11,771)	-	-	(12,197)	-
Separate account liabilities	(5,359)	(5,359)	-	-	(5,359)	-

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Debt securities - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Common and Preferred Stocks - The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Mortgage loans - The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Separate Accounts – The estimated fair values of assets and liabilities are valued with the same methodology described above.  The difference between Separate Account assets and liabilities reflected above and the total recognized in the Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are considered non-financial instruments.

Liability for deposit type contracts - The fair values of the Company’s general account insurance reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

12.  STATUTORY INVESTMENT VALUATION RESERVES

The AVR provides a reserve for losses from investments in debt securities, stocks and mortgage loans with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on debt securities, preferred stocks and mortgages which relate to changes in levels of interest rates are charged or credited to the IMR and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the AVR and IMR:

	December 31, 2012		December 31, 2011
(In Thousands)	AVR	IMR	AVR	IMR
Balance, beginning of year	$18,374	$12,114	$19,984	$7,564
Net realized investment gains
(losses) transferred, net of tax - General Account	(315)	5,699	(533)	6,749
Net realized investment losses
transferred, net of tax - Separate Account	(259)	-	(2,661)	-
Net unrealized capital gains (losses)
net of deferred taxes - General Account	1,049	-	(252)	-
Net unrealized capital gains
net of deferred taxes - Separate Account	4,445	-	3,823	-
Adjustment for CY liability gains
(losses) released from reserve	-	204	-	(230)
Less amortization of net investment gains	-	(1,876)	-	(1,969)
Increase in reserve based upon
SVO requirements	1,408	-	1,958	-
Balance, before transfers	24,702	16,141	22,319	12,114

Adjustment down to maximum	(6,323)	-	(3,945)	-
Balance, end of year	$18,379	$16,141	$18,374	$12,114

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

13.  LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expenses, included with aggregate reserves for life contracts and aggregate reserves for accident and health contracts, related to the stop loss, group life and group disability products is summarized below:

	Years Ended December 31,
(In Thousands)	2012	2011	2010

Balance at January 1	$96,116	$92,945	$91,015
Less reinsurance recoverable	(8,563)	(8,622)	(7,034)
Net balance at January 1	87,553	84,323	83,981
Incurred losses related to:
Current year	75,778	78,164	89,215
Prior years	(117)	(5,454)	(8,934)
Total incurred	75,661	72,710	80,281
Paid losses related to:
Current year	(42,630)	(46,861)	(54,312)
Prior years	(28,610)	(22,618)	(25,627)
Total paid	(71,240)	(69,479)	(79,939)

Balance at December 31	103,017	96,116	92,945
Less reinsurance recoverable	(11,043)	(8,563)	(8,622)
Net balance at December 31	$91,974	$87,553	$84,323

The incurred losses and loss adjustment expenses relating to insured events in prior years were a result of reassessment of the estimates of the settlement costs on certain claims outstanding.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  Although the realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. Therefore, the Company has not recorded a valuation allowance as of December 31, 2012.

The following table provides the components of the Company’s net deferred tax asset (“DTAs”) and deferred tax liabilities (“DTLs”) as of December 31, 2012 and 2011.  The net admitted DTA was calculated under SSAP No. 101 for the year ended December 31, 2012 and was calculated under SSAP No. 10R for the year ended December 31, 2011.  The impact of transitioning from SSAP No. 10R to SSAP No. 101 was an increase in net admitted deferred tax assets and surplus of $2.9 million:

(In Thousands)	December 31, 2012			December 31, 2011			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$ 64,586	$ 287	$64,873	$68,739	$4,177	$72,916	$(4,153)	$(3,890)	$(8,043)
Statutory Valuation Allowance Adjustments	-	-	-	-	-	-	-	-	-
Adjusted Gross Deferred Tax Assets	64,586	287	64,873	68,739	4,177	72,916	(4,153)	(3,890)	(8,043)
Deferred Tax Assets Nonadmitted	10,637	287	10,924	18,911	4,177	23,088	(8,274)	(3,890)	(12,164)
Subtotal Net Admitted Deferred Tax Assets	53,949	-	53,949	49,828	-	49,828	4,121	-	4,121
Deferred Tax Liabilities	8,484		8,484	13,214	-	13,214	(4,730)	-	(4,730)
Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability)	$ 45,465	$ -	$45,465	$36,614	$ -	$36,614	$8,851	$ -	$ 8,851

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) under SSAP No. 101	$ 8,851
Less: Tax effect of unrealized gains/(losses)	(590)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	2,859
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$ 6,582

Deferred Tax Assets Nonadmitted under SSAP No. 101	$(12,164)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	(2,859)
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$ (9,305)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES (CONTINUED)

The following table provides component amounts of the Company's net admitted DTA calculation by tax character.  The components of the admission calculation were performed under (i) paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c of SSAP No. 101 for the year ended December 31, 2012 and (ii) paragraphs 10.e.i, 10.e.ii.a, 10.e.ii.b, 10.e.iii of SSAP No. 10R for the year ended December 31, 2011.  As it pertains to the Company, the only difference between the two computations is that SSAP No. 101 uses the current reporting period surplus figures whereas SSAP No. 10R uses the prior quarter surplus figures.

(In Thousands)	December 31, 2012			December 31, 2011			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Admitted Pursuant to 11.a.	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
(b) Admitted Pursuant to 11.b. (lesser of 11.b.i. or 11.b.ii.)	45,465	-	45,465	36,614	-	36,614	8,851	-	8,851
(c) 11.b.i			45,465			50,341			(4,876)
(d) 11.b.ii			45,465			36,614			8,851
(e) Admitted Pursuant to 11.c.	8,484	-	8,484	13,214	-	13,214	(4,730)	-	(4,730)
(f) Total admitted under 11.a. - 11.c.	53,949	-	53,949	49,828	-	49,828	4,121	-	4,121
(g) Deferred tax liabilities	8,484	-	8,484	13,214	-	13,214	(4,730)	-	(4,730)
Net admitted deferred tax asset/liability	$45,465	$ -	$45,465	$36,614	$ -	$36,614	$ 8,851	$ -	$ 8,851

	2012	2011
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	953%	906%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$303,100,849	$268,240,433

The following table provides the impact of tax planning strategies, if used in the Company’s SSAP No. 101 calculation, on adjusted gross and net admitted DTAs.

	December 31, 2012			December 31, 2011			Change

	Ordinary	Capital		Ordinary	Capital	(Col 4 +5)	Ordinary	Capital
Description	Percent	Percent	Total Percent	Percent	Percent	Total Percent	Percent	Percent	Total Percent
Impact of Tax Planning Strategies
Adjusted Gross DTAs	33.13%	0.00%	33.13%	17.57%	0.00%	17.57%	15.56%	0.00%	15.56%
(% of Total Adjusted Gross DTAs)
Net Admitted Adjusted Gross DTAs	39.84%	0.00%	39.84%	25.71%	0.00%	25.71%	14.13%	0.00%	14.13%
(% of Total Net Admitted Adjusted Gross DTAs)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES (CONTINUED)

The Company’s tax planning strategies include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components for the years ended December 31, 2012, 2011 and 2010:

(In Thousands)
Current Income Tax				Change	Change
	December 31, 2012	December 31, 2011	December 31, 2010	2,012 - 2011	2011 - 2010
Federal tax expense on operations	$ 15,410	$ 1,509	$ 4,522	$ 13,901	$ (3,013)
Federal Income Tax expense on Capital Gains	839	2,895	4,248	(2,056)	(1,353)
Utilization of Capital Loss Carry-forwards	-	(3,245)	(4,248)	3,245	1,003
Prior Period Adjustment	(1,574)	-	4,806	(1,574)	(4,806)
Current income tax expense	$ 14,675	$ 1,159	$ 9,328	$ 13,516	$ (8,169)

The main components of deferred tax assets and deferred tax liabilities as of December 31, 2012 and 2011 are as follows:

(In Thousands)	December 31, 2012	December 31, 2011	Change
Deferred Tax Assets:

Ordinary:
Policyholder reserves	$ 43,250	$ 44,640	$ (1,390)
Investments	-	-	-
Deferred acquisition costs	8,266	9,809	(1,543)
Net operating loss carry-forward	-	139	(139)
Other (including items <5% of total ordinary tax assets)	13,070	14,151	(1,081)
Subtotal	$ 64,586	$ 68,739	$ (4,153)

Statutory valuation allowance adjustment	-	-	-

Nonadmitted	10,637	18,911	(8,274)
Admitted ordinary deferred tax assets	$ 53,949	$ 49,828	$ 4,121

Capital:
Investments	$ 287	$ 2,696	$ (2,409)
Net capital loss carry-forward	-	1,481	(1,481)
Subtotal	$ 287	$ 4,177	$ (3,890)
Statutory valuation allowance adjustment	-	-	-

Nonadmitted	287	4,177	(3,890)
Admitted capital deferred tax assets	$ -	$ -	$ -
Admitted deferred tax assets	$ 53,949	$ 49,828	$ 4,121

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2012	December 31, 2011	Change
Deferred Tax Liabilities:
Ordinary
Investments	$ 4,033	$ 917	$ 3,116
Policyholder reserves	3,348	5,627	(2,279)
Other (including items <5% of total ordinary tax liabilities)	1,103	6,670	(5,567)
Subtotal	$ 8,484	$ 13,214	$ (4,730)
Capital:
Investments	$ -	$ -	$ -
Subtotal	$ -	$ -	$ -
Deferred tax liabilities	$ 8,484	$ 13,214	$ (4,730)
Net admitted deferred tax assets/liabilities	$ 45,465	$ 36,614	$ 8,851

The following table provides a reconciliation of the impact of adoption of SSAP No. 101:

Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) under SSAP No. 101	$ 8,851
Less: Tax effect of unrealized gains/(losses)	(590)
Less: Change in net admitted deferred tax assets as a result of the adoption of SSAP No. 101	2,859
Change in net admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$ 6,582

Deferred Tax Assets Nonadmitted under SSAP No. 101	$ (12,164)
Less: Change in non-admitted deferred tax assets as a result of the adoption of SSAP No. 101	(2,859)
Change in non-admitted deferred tax assets (excluding the impact of the adoption of SSAP No. 101)	$ (9,305)

The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2012	December 31, 2011	Change
Total deferred tax assets	$ 64,873	$ 72,916	$ (8,043)
Total deferred tax liabilities	8,484	13,214	(4,730)
Net deferred tax asset	$ 56,389	$ 59,702	$ (3,313)
Tax effect of unrealized (gains)/losses			(590)
Change in net deferred income tax			$ (2,723)

Change in net deferred income tax (before admissibility) due to the adoption of SSAP 101			(2,859)
Change in net deferred income tax (before admissibility) excluding the effects of SSAP 101			$ (136)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES (CONTINUED)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before federal income taxes. The significant items causing this difference at December 31, 2012, 2011 and 2010 are as follows:

(In Thousands)	2012			2011			2010
Description	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Income before taxes	$49,687	$17,390	30.0%	$3,622	$1,268	9.6%	$54,966	$19,238	27.8%
Pre-tax capital gains - Pre IMR	8,284	2,899	5.0%	9,564	3,347	25.4%	14,117	4,941	7.2%
Dividends Received Deduction		(767)	-1.3%		(702)	-5.3%		(702)	-1.0%
Non-deductible expenses		12	0.0%		13	0.1%		15	0.0%
Change in tax contingency reserves		-	0.0%		-	0.0%		293	0.4%
Amortization of IMR		(585)	-1.0%		(770)	-5.8%		(926)	-1.3%
Change in Non-admitted Assets		77	0.1%		478	3.6%		(517)	-0.7%
Prior year over/under accrual		(66)	-0.1%		(614)	-4.7%		(201)	-0.3%
Tax Credits		-	0.0%		(232)	-1.8%		-	0.0%
Prior Period Adjustment booked to Surplus		(1,574)	-2.7%		-	0.0%		4,806	7.0%
Miscellaneous		12	0.0%		8	0.1%		(5)	-0.1%
Total statutory income taxes		$17,398	30.0%		$2,796	21.2%		$26,942	39.0%

Federal and foreign income taxes incurred		$14,675	25.3%		$1,159	8.8%		$9,328	13.5%
Change in net deferred income taxes		2,723	4.7%		1,637	12.4%		17,614	25.5%
Total statutory income taxes		$17,398	30.0%		$2,796	21.2%		$26,942	39.0%

At December 31, 2012, the Company has no net operating loss carryforwards.  At December 31, 2012, the Company has no capital loss carryforwards. At December 31, 2012 the Company has $0.3 million of foreign tax credit carryforwards, which will begin to expire, if not utilized, in 2019, and $1.6 million minimum tax credit carryforwards, which will not expire.

At December 31, 2012, the following are income tax expenses (benefits) incurred in current and prior years that will be available for recoupment in the event of future net losses (gains) (in thousands):

Year	Amount
2012	$ 10,773
2011	5,084
2010	19,164

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

14.  FEDERAL INCOME TAXES (CONTINUED)

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2007.  In August 2006, the Internal Revenue Service (“IRS”) issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments and the case was assigned to the Appeals Division of the IRS.  A settlement was reached and formally approved by the Company on January 11, 2010.  The effects of the settlement are in line with previous expectations and have no material impact on the Company’s financial statements.

While the final outcome of future tax examinations is not determinable, the Company does not believe that any potential adjustments would be material to the financial statements of the Company.  The statute of limitations has expired for tax years prior to 2007.  The Company is not currently under audit.

The Company will file a consolidated federal income tax return with Sun Life Assurance Company of Canada- U.S. Operations Holdings, Inc. (“SLC- U.S. Ops Holdings”) for the year ended December 31, 2012, as the Company did for the year ended 2011 and 2010.  See further details below.

The Company has a written agreement approved by the Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation.  Pursuant to this agreement, allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.  Intercompany tax balances are settled on a quarterly basis, with a final true up after filing of the federal income tax return, as prescribed by the terms of the tax sharing agreement.

For the year ended December 31, 2012, the Company will be eligible to file a consolidated return with the following affiliates as the Company did for the year ended December 31, 2011 and 2010. The Company will file a consolidated federal income tax return for 2012 with the following affiliates:

Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.	Sun Life Financial (U.S.) Services Company, Inc.
Sun Life Financial (U.S.) Holdings, Inc.	Sun Life Financial (U.S.) Reinsurance Company
Sun Life Financial (Japan), Inc.	Massachusetts Financial Services Company
Sun Life Financial (U.S.) Finance, Inc.	MFS Investment Management K.K.
Sun Canada Financial Co.	MFS Fund Distributors, Inc.
Sun Life Financial Distributors, Inc.	MFS Service Center, Inc.
Clarendon Insurance Agency, Inc.	MFS Institutional Advisors, Inc.
Sun Life of Canada (U.S.) Holdings, Inc.	MFS Heritage Trust Company
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	California Benefits Dental Plan
Sun Life Assurance Company of Canada (U.S.)	Sun Life Administrators (U.S.), Inc.
Independence Life and Annuity Company	Dental Holdings, Inc.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

15.  CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers. New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Financial Services where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.

No dividends were declared or paid to the Company’s parent during 2012, 2011 or 2010.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items at December 31, 2012 and 2011 was as follows (in thousands):

	2012	2011
Net unrealized capital gains, excluding deferred tax	$ 3,538	$ 1,853

Non-admitted assets	(11,694)	(24,077)

Asset Valuation Reserve	(18,379)	(18,374)

16.  RISK-BASED CAPITAL

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products.  The Company has met the minimum RBC requirements at December 31, 2012 and 2011.

17.  COMMITMENTS AND CONTINGENT LIABILITIES

Regulatory and industry developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by the state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

The pending liquidation of Executive Life of New York, along with other insolvencies reported by National Organization of Life and Health Insurance Guaranty Associations will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $5.5 million for guaranty fund assessments as of December 31, 2012.  The Company does not know the period over which the guaranty fund assessments are expected to be paid.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

17.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  This issue was included in the 2012-2013 Priority Guidance Plan, issued November 19, 2012, as one of the projects the IRS intends to work on in 2013.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2012, 2011 and 2010, the Company’s financial statements reflect benefits of $1.0 million, $0.8 million and $0.7 million, respectively, related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable.  Therefore, the Company has not recorded any associated liability.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

17.  COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Lease commitments

The Company incurs rental expenses for various facilities and equipment under non-cancelable operating leases through its affiliate, SLOC.  The most significant operating lease covers its office in New York, New York with the lease expiring in 2021. Allocated rental expenses for each of the years ended December 31, 2012, 2011 and 2010 were $1.3 million, respectively.

At January 1, 2013, the minimum aggregate rental commitments incurred through SLOC are as follows:

Year	Obligation for future minimum lease payments
2013	$ 535
2014	535
2015	535
2016	571
2017	578
Thereafter	1,831
Total	$ 4,585

18.  PREMIUM AND ANNUITY CONSIDERATONS DEFERRED AND UNCOLLECTED

The Company had gross deferred and uncollected group life insurance premiums and individual life insurance premiums of $3.3 million and $4.9 million, respectively as of December 31, 2012 and 2011.  The Company had net deferred and uncollected group life insurance premiums and individual life insurance premiums of $3.2 million and $4.8 million as of December 31, 2012 and 2011, respectively.

19.  SUBSEQUENT EVENTS

Subsequent events were evaluated through the issuance of the audited statutory-basis financial statements, which were issued on April 24, 2013.  No events were identified subsequent to the filing of the Company’s Annual Statement on March 1, 2013.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.)
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2012 AND 2011 AND FOR THE YEARS ENDED DECEMBER 31, 2012, 2011
AND 2010

20.  SSAP No. 43R: OTHER THAN TEMPORARY IMPAIRMENTS

The following table presents details on credit impairments recorded on loan-backed and structured securities pursuant to SSAP No. 43R for the year ended December 31, 2012.

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported

06052LAA5	$ 5,782,669	$ 5,764,599	$ 18,070	$ 5,764,599	$ 5,734,452	03/31/2012
94981YAA9	605,992	595,258	10,734	595,258	537,624	06/30/2012
Total	$ 6,388,661	$ 6,359,857	$ 28,804	$ 6,359,857	$ 6,272,076

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
(1) Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Amendment One to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(4) Sales Operations and General Agent Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 27, 2012.)

D.           (1)  Flexible Premium Variable Universal Life Insurance Policy. (Incorporated herein by reference    to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(2)
 Charitable Giving Benefit Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on November 21, 2007.)

(3)   Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4)   Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(5)   Travel Assistance Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on November 21, 2007.)

(6)
Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(7)  Scheduled Increases Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on May 20, 2009.)

E.	(1)
Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(2)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(3)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(4)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(5) Consent Form. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(6) Consent Form.  (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 30, 2009.)

(7) Scheduled Increases Application.  (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on May 20, 2009.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(3)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(4)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(5)      Participation Agreement, dated October 1,2006, by and among  Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on January 18, 2007.)

(6a)     Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(6b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(7)      Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(8)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(9)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(10)    Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(11)
Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No.333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(12)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(13)    Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(14a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(14b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

(15)    Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 111688, filed with the Securities and Exchange Commission on September 22, 2008.)

(16)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012.)

I. (1a)
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(1b)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(1c)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

J. (1)	Powers of Attorney.

(2)	Resolution of the Board of Directors of the Depositor dated April 11, 2013, authorizing the use of Powers of Attorney for Officer signatures.

K.	Legal Opinion.

L.           None.

M.           None.

N.	Consents of Deloitte & Touche LLP.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Peter R. O’Flinn 27250 Ibis Cove Court Bonita Springs, FL 34134	Director
Barbara Z. Shattuck 570 Park Avenue, Apt. 11C New York, NY 10021	Director
David K. Stevenson 825 Bentwater Circle, Apt. 204 Naples, FL 34186	Director
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman and Director and President, SLF U.S.
Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and Chief Actuary
Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations
Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer
Robert E. Klein, Jr. Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Voluntary Benefits
ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.),which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 29, 2013.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel that matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)
Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Sun Life (N.Y.) Variable Accounts A, B, C and N.

(b)

Name and Principal	Position and Offices
Business Address*	with Underwriter

Kenneth A. McCullum	President and Director
Scott M. Davis	Director
Larry R. Madge	Director
Paul Finnegan	Anti-Money Laundering Compliance Officer
Michael S. Bloom	Assistant Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle A. Greco	Senior Counsel
Jie Cheng Kerri R. Ansello Maryellen Percuoco	Tax Assistant Vice President Secretary Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Inapplicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance ad Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 3100, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of April, 2013.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

Attest:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	April 29, 2013
Westley V. Thompson	(Principal Executive Officer)

/s/ Keith Gubbay*	Senior Vice President and Chief Financial	April 29, 2013
Keith Gubbay	Officer and Treasurer
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	April 29, 2013
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Kenneth N. Crowley Kenneth N. Crowley	Attorney-in-Fact for:	April 29, 2013
Peter R. O'Flinn, Director
David K. Stevenson, Director
Scott M. Davis, Director
Barbara Z. Shattuck, Director Larry R. Madge, Director

*Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is enclosed herein.  Powers of attorney are enclosed herein.

EXHIBIT INDEX

J1	Powers of Attorney.

J2	Board Resolution.

K	Legal Opinion.

N	Consents of Deloitte & Touche LLP

Representation of Counsel Pursuant to Rule 485(b)